                                                   AS FILED PURSUANT TO RULE 497
                                                UNDER THE SECURITIES ACT OF 1933
                                        REGISTRATION NO. 033-74092 AND 811-08288

                                                                   [CLIENT LOGO]
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                        THE ACHIEVEMENT AND THE EDUCATOR
         INDIVIDUAL & GROUP FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                                   ISSUED BY

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                                      AND
                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Jefferson National, We Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

  The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed below and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

  The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

40/86 SERIES TRUST

MANAGED BY 40/86 ADVISORS, INC.

  - 40/86 Series Trust Balanced Portfolio

  - 40/86 Series Trust Equity Portfolio

  - 40/86 Series Trust Fixed Income Portfolio

  - 40/86 Series Trust Focus 20 Portfolio

  - 40/86 Series Trust Government Securities Portfolio

  - 40/86 Series Trust High Yield Portfolio

  - 40/86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS

MANAGED BY A I M ADVISORS, INC.

  - AIM V.I. Basic Value Fund - Series II shares

  - AIM V.I. High Yield Fund - Series I shares

  - AIM V.I. Mid Cap Core Equity Fund - Series II shares

  - AIM V.I. Real Estate Fund - Series I shares

MANAGED BY A I M ADVISORS, INC.
SUBADVISOR--INVESCO INSTITUTIONAL (N.A.), INC.

  - INVESCO VIF--Core Equity Fund - Series I shares

  - INVESCO VIF--Financial Services Fund - Series I shares

  - INVESCO VIF--Health Sciences Fund - Series I shares

  - INVESCO VIF--Technology Fund - Series I shares

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.

  - Alger American Growth Portfolio Class O

  - Alger American Leveraged AllCap Portfolio Class O

  - Alger American MidCap Growth Portfolio Class O

  - Alger American Small Capitalization Portfolio Class O

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

  - American Century VP Income & Growth Fund

  - American Century VP Inflation Protection Fund

  - American Century VP International Fund

  - American Century VP Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

  - Dreyfus VIF--Disciplined Stock Portfolio

  - Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

  - Federated Capital Income Fund II

  - Federated High Income Bond Fund II (Primary Shares)

  - Federated International Equity Fund II

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  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (NOT AVAILABLE FOR NEW SALES AS OF
3/9/04)

MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.

  - First American Large Cap Growth Portfolio

  - First American Mid Cap Growth Portfolio

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

MANAGED BY JANUS CAPITAL MANAGEMENT LLC

  - Janus Aspen Growth Portfolio

  - Janus Aspen Mid Cap Growth Portfolio

  - Janus Aspen Growth and Income Portfolio

  - Janus Aspen International Growth Portfolio

  - Janus Aspen Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT LLC

  - Lazard Retirement Emerging Markets Portfolio

  - Lazard Retirement Equity Portfolio

  - Lazard Retirement International Equity Portfolio

  - Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO. LLC

  - America's Value Portfolio

  - Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

  - Neuberger Berman AMT Fasciano Portfolio (Class S)

  - Neuberger Berman AMT International Portfolio (Class S)

  - Neuberger Berman AMT Limited Maturity Bond Portfolio

  - Neuberger Berman AMT Mid-Cap Growth Portfolio

  - Neuberger Berman AMT Partners Portfolio

  - Neuberger Berman AMT Regency Portfolio

  - Neuberger Berman AMT Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

  - PIMCO VIT Money Market Portfolio

  - PIMCO VIT Real Return Portfolio

  - PIMCO VIT Short-Term Portfolio

  - PIMCO VIT Total Return Fund

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

  - Pioneer Equity Income VCT II Portfolio

  - Pioneer Europe VCT II Portfolio

  - Pioneer Fund VCT II Portfolio

ROYCE CAPITAL FUND

MANAGED BY ROYCE & ASSOCIATES, LLC

  - Royce Micro-Cap Portfolio

  - Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST

MANAGED BY RYDEX GLOBAL ADVISORS

  - Rydex Juno Fund

  - Rydex Medius Fund

  - Rydex Mekros Fund

  - Rydex Nova Fund

  - Rydex OTC Fund

  - Rydex Sector Rotation Fund

  - Rydex Ursa Fund

  - Rydex U.S. Government Bond Fund

  - Rydex U.S. Government Money Market Fund

RYDEX VARIABLE TRUST--NOT AVAILABLE UNTIL ON OR AFTER 7/15/04

MANAGED BY RYDEX GLOBAL ADVISORS

  - Rydex Arktos Fund

  - Rydex Banking Fund

  - Rydex Basic Materials Fund

  - Rydex Biotechnology Fund

  - Rydex Consumer Products Fund

  - Rydex Electronics Fund

  - Rydex Energy Fund

  - Rydex Energy Services Fund

  - Rydex Financial Services Fund

  - Rydex Health Care Fund

  - Rydex Internet Fund

  - Rydex Inverse Dynamic Dow 30 Fund

  - Rydex Inverse Mid-Cap Fund

  - Rydex Inverse Small-Cap Fund

  - Rydex Large-Cap Europe Fund

  - Rydex Large-Cap Japan Fund

  - Rydex Large-Cap Growth Fund

  - Rydex Large-Cap Value Fund

  - Rydex Leisure Fund

  - Rydex Long Dynamic Dow 30 Fund

  - Rydex Mid-Cap Growth Fund

  - Rydex Mid-Cap Value Fund

  - Rydex Precious Metals Fund

  - Rydex Real Estate Sector Fund

  - Rydex Retailing Fund

  - Rydex Small-Cap Growth Fund

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  - Rydex Small-Cap Value Fund

  - Rydex Technology Fund

  - Rydex Telecommunications Fund

  - Rydex Titan 500 Fund

  - Rydex Transportation Fund

  - Rydex Utilities Fund

  - Rydex Velocity 100 Fund

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

  - Salomon Brothers Variable All Cap Fund

  - Salomon Brothers Variable Large Cap Growth Fund

  - Salomon Brothers Variable Strategic Bond Fund

  - Salomon Brothers Variable Total Return Fund

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

  - Seligman Communications and Information Portfolio

  - Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

  - Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

  - Strong Mid Cap Growth Fund II

THIRD AVENUE VARIABLE SERIES TRUST

MANAGED BY THIRD AVENUE MANAGEMENT LLC.

  - Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION

  - Van Eck Worldwide Absolute Return Fund

  - Van Eck Worldwide Bond Fund

  - Van Eck Worldwide Emerging Markets Fund

  - Van Eck Worldwide Hard Assets Fund

  - Van Eck Worldwide Real Estate Fund

VARIABLE INSURANCE FUNDS

MANAGED BY CHOICE INVESTMENT MANAGEMENT, LLC

  - Choice VIT Market Neutral Fund

  Please read this prospectus before investing and retain it for future reference. It contains important information about the individual and group fixed and variable annuity contracts issued by Jefferson National.

  To learn more about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

  - Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233.

  - Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

  THE CONTRACTS:

   - ARE NOT BANK DEPOSITS

   - ARE NOT FEDERALLY INSURED

   - ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

   - ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2004

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TABLE OF CONTENTS

                                                                            PAGE
DEFINITIONS OF SPECIAL TERMS..............................................    6
HIGHLIGHTS................................................................    8
FEE TABLE.................................................................    9
CONDENSED FINANCIAL INFORMATION...........................................   10
THE COMPANY...............................................................   11
THE ACHIEVEMENT AND THE EDUCATOR VARIABLE ANNUITY CONTRACTS...............   11
  Free Look...............................................................   11
  Ownership...............................................................   11
CHANGE OF OWNERSHIP.......................................................   12
  Non-Qualified Contracts.................................................   12
  Qualified Contracts.....................................................   12
  Requesting Transactions or Obtaining Information About your Contract....   12
  Options When You Terminate Your Participation In The Plan...............   12
PURCHASE..................................................................   13
  Purchase Payments.......................................................   13
  Allocation of Purchase Payments.........................................   13
INVESTMENT OPTIONS........................................................   13
  Investment Portfolios...................................................   13
  The Fixed Account.......................................................   14
  The General Account.....................................................   14
  Voting Rights...........................................................   14
  Substitution............................................................   14
  Transfers...............................................................   14
  Excessive Trading Limits................................................   15
  Dollar Cost Averaging Program...........................................   15
  Rebalancing Program.....................................................   16
  Asset Allocation Program................................................   16
  Interest Sweep Program..................................................   16
  Expenses................................................................   16
  Insurance Charges.......................................................   16
  Annual Administrative Fee...............................................   17
  Withdrawal Charge.......................................................   17
  Waiver of Withdrawal Charge.............................................   18
  Reduction or Elimination of the Withdrawal Charge.......................   18
  Investment Portfolio Expenses...........................................   18
  Premium Taxes...........................................................   18
  Income Taxes............................................................   19
  Contract Value..........................................................   19
  Accumulation Units......................................................   19
  Access to your Money....................................................   19
  Suspension of Payments or Transfers.....................................   19
  Restrictions Under Optional Retirement Programs.........................   20
  Restrictions Under Section 403(b) Plans.................................   20
  Systematic Withdrawal Program...........................................   20
  Loans...................................................................   20
DEATH BENEFIT.............................................................   21
  Death Benefit During the Accumulation Period............................   21

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
  Death Benefit Amount During the Accumulation Period.....................   21
  Payment of the Death Benefit During the Accumulation Period.............   21
  Death Benefit During the Annuity Period.................................   21
  Annuity Payments........................................................   21
  Annuity Payment Amount..................................................   22
  Annuity Options.........................................................   22
TAXES.....................................................................   23
  Annuity Contracts in General............................................   23
  Tax Status of the Contracts.............................................   23
  Taxation of Non-Qualified Contracts.....................................   24
  Taxation of Qualified Contracts.........................................   25
  Possible Tax Law Changes................................................   26
OTHER INFORMATION.........................................................   26
  Legal Proceedings.......................................................   26
  The Variable Account....................................................   26
  Distributor.............................................................   27
  Financial Statements....................................................   27
  Independent Auditors....................................................   27
APPENDIX A--CONDENSED FINANCIAL INFORMATION...............................   28
APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS..............   38
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............   56

                                                                               5
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DEFINITIONS OF SPECIAL TERMS

  ACCUMULATION PERIOD: The period during which you invest money in your Contract.

  ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

  ANNUITANT(S): The person(s) on whose life (lives), We base Annuity Payments.

  ANNUITY DATE: The date on which Annuity Payments begin. In your Contract, the Annuity Date is referred to as the Maturity Date.

  ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

  ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

  ANNUITY PERIOD: The period during which We make income payments to you.

  ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

  BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

  BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.

  COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

  CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

  CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

  CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

  CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

  CODE: Internal Revenue Code of 1986, as amended.

  DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

  FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

  FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

  INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

  INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

  INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

  INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

  INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

  JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

  NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").

  OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

  PLAN: A voluntary program for an employer that qualifies for special tax treatment.

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  PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

  QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

  SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

  VALUATION PERIOD: The period of time from the end of one Business Day of the New York Stock Exchange to the end of the next Business Day.

  VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

  WEBSITE: WWW.JEFFNAT.COM, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

  WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

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HIGHLIGHTS

  The individual and group flexible premium variable deferred annuity Contracts that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement.

  All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

  RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See "Taxes".

  DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

  LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

  ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

  FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Withdrawal Charge. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

  TAX PENALTY. In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Qualified Contracts The entire amount of any withdrawal or Annuity Payment will be taxable income to you. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

  INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

  Jefferson National Life Insurance Company
  P.O. Box 36840
  Louisville, Kentucky 40233
  (866) 667-0561

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FEE TABLE

  The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (as a percentage of
Purchase Payments)(1)...................  9%
TRANSFER FEE............................  None

  The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                          $30 per contract per
ANNUAL ADMINISTRATIVE FEE(2)..........................................            year
ANNUAL EXPENSES OF VARIABLE ACCOUNT
(as a percentage of average Variable Account value)
Mortality and Expense Risk Fees.......................................           1.25%
Administrative Charge.................................................           0.15%
TOTAL ANNUAL EXPENSES OF THE VARIABLE ACCOUNT.........................           1.40%

  The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                          MINIMUM          MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)(3)................................................     0.26%           15.04%

(1) The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

      NO. OF CONTRACT YEARS FROM                CONTINGENT DEFERRED
      RECEIPT OF PURCHASE PAYMENT               SALES CHARGE PERCENT
      --------------------------------------------------------------
      0-1.....................................           9%
      2.......................................           9%
      3.......................................           8%
      4.......................................           7%
      5.......................................           5%
      6.......................................           3%
      7 and more..............................           0%
      --------------------------------------------------------------

     Subject to any certain limitations, every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.
     Additionally, the Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges").
(2) We waive this fee if your Individual Account value is $25,000 or greater.
(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.

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EXAMPLES OF FEES AND EXPENSES

  This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

  The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  (1) If you surrender your Contract at the end of the applicable time period:

ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $2,563      $5,177      $7,067     $10,147

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $1,085      $1,286      $1,429      $2,140

  (2) If you annuitize at the end of the applicable time period (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $2,563      $5,177      $6,594     $10,147

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $1,085      $1,286       $987       $2,140

  (3) If you do not surrender your Contract:

ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $1,663      $4,432      $6,594     $10,147

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $185        $574        $987       $2,140

CONDENSED FINANCIAL INFORMATION

  Appendix A to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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THE COMPANY

  Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ACHIEVEMENT AND THE EDUCATOR VARIABLE ANNUITY CONTRACTS

  This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal.

  The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified Plan.

  The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

  In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

  You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

  We may, at Our option and with prior notice, cancel certain Contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. When the Contract is canceled, We will pay you the Contract Value determined as of the Valuation Period during which the Contract was canceled, less any outstanding loans, any Withdrawal Charge, and the $30 Annual Administrative Fee. If your Contract is canceled, there may be adverse tax consequences (see "Taxes").

FREE LOOK

  If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is required in your state). When you cancel the Contract within this time period (known as the Free Look Period), We will not assess a Withdrawal Charge. However, Expenses of the Variable Account and Investment Portfolio Operating Expenses will have been deducted. On the day We receive your request We will return the Contract Value. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever longer period is required in your state).

OWNERSHIP

  OWNERSHIP. You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

  The Contract is either a group contract or an individual contract, depending on the state where We issued it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that

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it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group and you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

  BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

CHANGE OF OWNERSHIP

NON-QUALIFIED CONTRACTS:

  In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

QUALIFIED CONTRACTS:

  In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee's trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

  MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

  A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

  No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

REQUESTING TRANSACTIONS OR OBTAINING INFORMATION ABOUT YOUR CONTRACT

  You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

  You can also authorize someone else, such as your financial representative, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

  We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

OPTIONS WHEN YOU TERMINATE YOUR PARTICIPATION IN THE PLAN (FOR GROUP CONTRACTS
ONLY)

  If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

  (a) leave the Individual Account in force under the Contract, and your investment will continue to participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below. This option will automatically

12
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       apply, unless you file a written election of another option.

  (b) apply your Contract Value to provide Annuity Payments which begin immediately.

  (c) convert the Individual Account to an individual variable annuity contract of the type We are then offering.

  (d) terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

PURCHASE

PURCHASE PAYMENTS

  A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

  The Purchase Payment requirements are as follows:

   - For TSAs, the minimum initial and subsequent Purchase Payment is $50.

   - For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

   - For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

   - If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

  The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

  Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

  You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

  You may request to change your allocation of future Purchase Payments 30 days after either We establish your Individual Account, or 30 days after you have made a prior change in allocation.

  Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (E.G., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

  The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

  You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix B which contains a summary of investment objectives and strategies for each Investment Portfolio.

  The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

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  A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs and generating greater tax liabilities. In addition, large movements of assets into and out of the Investment Portfolios may negatively impact a Investment Portfolios's ability to achieve its investment objective. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

  We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative services which We provide to the Investment Portfolios.

THE FIXED ACCOUNT

  During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than the minimum rate prescribed by applicable state law. If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National.

  The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

  If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

  See your Contract for more information regarding the Fixed Account.

THE GENERAL ACCOUNT

  During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

  It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

  You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

  TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

  1. Limits on transfers out of the Fixed Account may apply.

  2. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

  3. Your request for transfer must clearly state how much the transfer is for.

  4. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be

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     applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

     a.  the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

  5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

  TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

  1. You may not transfer funds to the Fixed Account during the Annuity Period.

  2. You may only make transfers between the Investment Portfolios.

  3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

  THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD PARTIES. WE RESERVE THE RIGHT TO MODIFY THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio. However, these restrictions will generally not apply to transfers involving Investment Portfolios whose prospectuses disclose that the Investment Portfolios permit short-term trading or Investment Portfolios, such as a money market portfolio, which are generally unaffected by frequent transfers. Please review the respective underlying Investment Portfolio prospectus for details on any Investment Portfolio level information concerning short-term trading or frequent transfers.

  We also reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, or a third party advisor acting under a Limited Power of Attorney, if:

   - We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   - We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   - your transfer request would result in a redemption of a "substantive" amount from an Investment Portfolio that had been allocated to that Investment Portfolio for less than 30 days; "substantive" means a dollar amount that Jefferson National determines, in its sole discretion, could adversely affect the management of the Investment Portfolio.

  The restrictions imposed can include, but are not limited to, restrictions on transfers (E.G., by limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

  We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, We may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

  If your (or your agent's) Website transfer request is restricted or denied, We will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

  The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

  Subject to Our administrative procedure, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are

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transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

  There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

  Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

  Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments or whole dollar amounts for rebalancing. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

  EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

  We understand the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with Us to make their services available to you. Jefferson National has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Period.

  Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is a Non-Qualified Contract, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is a Qualified Contract, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met.

  Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

INTEREST SWEEP PROGRAM

  You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

EXPENSES

  There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

  Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge).The Insurance Charges do not apply to amounts allocated to the Fixed Account.

  The Insurance Charges compensate the Company for all the insurance benefits, E.G., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the

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Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

  The Insurance Charges will be as follows:

                            Current Insurance Charge
                                     1.40%

ANNUAL ADMINISTRATIVE FEE

  On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as a Annual Administrative Fee. This charge is for certain administrative expenses associated with the Contract.

  We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

  The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

  No Administrative Fee is deducted during the Annuity Period.

WITHDRAWAL CHARGE

  During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS
FROM RECEIPT                         WITHDRAWAL
OF PURCHASE PAYMENT                    CHARGE
----------------------------------------------------
First Year....................           9%
Second Year...................           9%
Third Year....................           8%
Fourth Year...................           7%
Fifth Year....................           5%
Sixth Year....................           3%
Seventh Year and later........           0%
----------------------------------------------------

 In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

   - for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

   - for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

   - for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

  FREE WITHDRAWALS. Once each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

   - 10% of the value of your Contract (on a non-cumulative basis);

   - the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

   - the total of your Purchase Payments that have been in the Contract for more than 7 complete years.

  On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

  (i)  if the Annuitant dies;

  (ii)  if you die; or

  (iii) if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

  If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

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  If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

WAIVER OF WITHDRAWAL CHARGE

  In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

  UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   - your Contract has been in force for at least 1 year;

   - you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   - you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   - your employment was involuntarily terminated by your employer; and

   - you certify to Us in writing that you are still unemployed when you make the withdrawal request.

  This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

  NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   - you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   - confinement begins after the first Contract year;

   - confinement is prescribed by a qualified physician and is medically necessary;

   - request for this benefit is made during confinement or within 60 days after confinement ends; and

   - We receive due proof of confinement.

  This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

  TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   - To qualify, the diagnosis and notice must occur after the first Contract year ends.

   - This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

  This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner.This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

  We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances, which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

INVESTMENT PORTFOLIO EXPENSES

  There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units.

PREMIUM TAXES

  Some states and other governmental entities (E.G., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. Jefferson National may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

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INCOME TAXES

  We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

  Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

  Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

  1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

  2. subtracting the daily amount of the Insurance Charges.

  The value of an Accumulation Unit may go up or down from Business Day to Business Day.

  When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

  We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

  EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with
326.53 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

  You can have access to the money in your Contract:

   - by making a withdrawal (either a partial or a complete withdrawal);

   - by electing to receive Annuity Payments;

   - where available, obtaining a loan based on the value of your Contract; or

   - when a death benefit is paid to your Beneficiary.

  Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

  When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

  If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National requires that after a partial withdrawal is made there must be at least $500 left in your Contract.

  Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

  A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

  Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

SUSPENSION OF PAYMENTS OR TRANSFERS

  We may be required to suspend or postpone withdrawals or transfers for any period when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2. trading on the New York Stock Exchange is restricted;

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  3. an emergency exists as a result of which disposal of shares of the
     Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

  4. during any other period when the SEC, by order, so permits for the protection of owners.

  We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

  If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

  If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

  (1) termination of employment in all public institutions of higher education as defined by applicable law;

  (2) retirement; or

  (3) death.

  Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(B) PLANS

  If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

  (1) when you reach age 59 1/2;

  (2) when you leave your job;

  (3) when you die;

  (4) if you become disabled (as that term is defined in the Code);

  (5) made in the case of hardship; or

  (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

  Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

  The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   - salary reduction contributions made after December 31, 1988;

   - income attributable to such contributions; and

   - income attributable to amounts held as of December 31, 1988.

  The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PROGRAM

  The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Withdrawal Charge.

  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

LOANS

  Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

  The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal.

  If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

  A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the

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loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

DEATH BENEFIT

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

  If you, or your Joint Owner, or the Annuitant dies before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

  If the death occurs prior to age 81 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

  (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

  (2) the total Purchase Payments you have made, less any partial withdrawals.

  If the death occurs prior to age 81 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

  (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

  (2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals.

  (3) the total Purchase Payments made, less any partial withdrawals.

  If the Annuitant or Owner dies after reaching the age of 81, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election.

  The Death Benefit Amount will be reduced by any outstanding loans.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

  Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period.

  OPTION 1--lump sum payment of the Death Benefit Amount; or

  OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

  OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

  Any portion of the Death Benefit Amount not applied under Option 3 within 1 year of the date of your death, or that of a Joint Owner, must be distributed within 5 years of the date of death.

  Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

   - continue the Contract in his or her own name at the then current Death Benefit Amount; or

   - elect a lump sum payment of the Death Benefit Amount; or

   - apply the Death Benefit Amount to an Annuity Option.

  If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

  The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Sub-account and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-accounts will be subject to investment risk, which is borne by the Beneficiary.

DEATH BENEFIT DURING THE ANNUITY PERIOD

  If you, a joint Owner or the Annuitant, dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments, will be paid to the estate of the Annuitant.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

  Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

  The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the

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Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

  For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

  You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. Annuity Payments must begin by the earlier of the Annuitant's 90th birthday or the maximum date allowed by law. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

  During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will will be based on the performance of Jefferson National's general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account or will be applied to a fixed annuity.

ANNUITY PAYMENT AMOUNT

  If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

  1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

  2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

  3) The performance of the Investment Portfolio(s) you selected; and

  4) The Annuity Option you selected.

  You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

  On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

  If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

  Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

ANNUITY OPTIONS

  You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

  FIRST OPTION--INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

  SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee's estate a lump sum equal to the present value, as of the date of death, of the

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number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

  THIRD OPTION--INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

  FOURTH OPTION--INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

  To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

  (1) be paid in one sum, or

  (2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

  Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges these risks from the Individual Account values.

  FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until the your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

  If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

TAXES

  NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

 DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

 OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets.

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When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the Sub-accounts of the Separate Account. While We believe that the Contracts do not give owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the Contract.

 REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

  The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

  Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

 NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

 WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

 PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   - made on or after the taxpayer reaches age 59 1/2;

   - made on or after the death of an Owner;

   - attributable to the taxpayer's becoming disabled; or

   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

 ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

 TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the

24
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death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

 TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

 WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

 MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

  INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

  ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

  Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings

--------------------------------------------------------------------------------
on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

 OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

  Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

  "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

  Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

THE VARIABLE ACCOUNT

  We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Variable Account was know as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

  The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

  Where permitted by law, We may:

   - create new separate accounts;

26
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   - combine separate accounts, including combining the Separate Account with another separate account established by the Company;

   - transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

   - transfer the Separate Account to another insurance company;

   - add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   - make the Sub-accounts available under other policies We issue;

   - add new Investment Portfolios or remove existing Investment Portfolios;

   - substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Separate Account;

   - deregister the Separate Account under the Investment Company Act of 1940;
     and

   - operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

  Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealer commissions may be up to 8.5% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

  In addition, under certain circumstances, payments may be made to certain sellers for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

  Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

  The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

INDEPENDENT AUDITORS

  The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003, and the financial statements of Jefferson National Life Annuity Account E at December 31, 2003 and for each of the two years in the period ended December 31, 2003 appearing in this Statement of Additional Information and have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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APPENDIX A--CONDENSED FINANCIAL INFORMATION

  The tables below provide per unit information about the financial history of each Sub-account for the periods ended December 31.

                                      2003        2002        2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------------------------------
40/86 SERIES TRUST:
------------------------------------------------------------------------------------------------------------------------
BALANCED FUND(b)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $2.319      $2.700      $2.932      $2.772      $2.148       $1.973           $1.698
Ending AUV....................      $2.819      $2.319      $2.700      $2.932      $2.772       $2.148           $1.973
Percentage change in AUV......      21.56%     -14.12%      -7.90%       5.79%      29.04%        8.84%           16.21%
Ending Number of AUs..........   5,138,650   5,730,442   7,468,449   7,935,456   7,850,427  106,157,223        5,740,115
------------------------------------------------------------------------------------------------------------------------
EQUITY FUND(b)
------------------------------------------------------------------------------------------------------------------------
AUV at beginning of period....      $3.111      $3.644      $4.121      $4.068      $2.764       $2.424           $2.071
Ending AUV....................      $4.209      $3.111      $3.644      $4.121      $4.068       $2.764           $2.424
Percentage change in AUV......      35.29%     -14.64%     -11.56%       1.29%      47.20%       14.01%           17.04%
Ending Number of AUs..........   7,053,367   8,159,697   9,839,726  10,445,019  10,049,305   11,148,308        7,962,515
------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND(b)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.614      $1.564      $1.457      $1.345      $1.369       $1.308           $1.207
AUV at end of period..........      $1.740      $1.614      $1.564      $1.457      $1.345       $1.369           $1.308
Percentage change in AUV......       7.81%       3.21%       7.33%       8.33%      -1.77%        4.70%            8.39%
Ending Number of AUs..........   4,518,532   5,893,257   8,610,382   7,762,267   5,323,180    4,326,193        4,066,812
------------------------------------------------------------------------------------------------------------------------
FOCUS 20 FUND(f)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.210      $0.448      $0.842      $1.000         N/A          N/A              N/A
Ending AUV....................      $0.319      $0.210      $0.448      $0.842         N/A          N/A              N/A
Percentage change in AUV......      51.90%     -53.14%     -46.78%     -15.80%         N/A          N/A              N/A
Ending Number of AUs..........   1,347,637     578,620     643,739     902,873         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND(b)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.576      $1.461      $1.397      $1.268      $1.318       $1.248           $1.169
Ending AUV....................      $1.575      $1.576      $1.461      $1.397      $1.268       $1.318           $1.248
Percentage change in AUV......      -0.06%       7.84%       4.62%      10.20%      -3.82%        5.58%            6.76%
Ending Number of AUs..........   3,457,297   3,753,320   3,229,324   3,030,069   3,757,732    1,543,011          354,897
------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND(f)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.082      $1.040      $1.022      $1.000         N/A          N/A              N/A
Ending AUV....................      $1.359      $1.082      $1.040      $1.022         N/A          N/A              N/A
Percentage change in AUV......      25.60%       4.04%       1.76%       2.20%         N/A          N/A              N/A
Ending Number of AUs..........   1,177,713     757,353     482,492     131,433         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND(b)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.306      $1.308      $1.276      $1.219      $1.179       $1.136           $1.095
Ending AUV....................      $1.296      $1.306      $1.308      $1.276      $1.219       $1.179           $1.136
Percentage change in AUV......      -0.77%      -0.18%       2.53%       4.66%       3.43%        3.76%            3.80%
Ending Number of AUs..........   4,704,959   8,775,371  11,328,760   9,861,493  12,049,203    5,969,565        3,116,005
------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
------------------------------------------------------------------------------------------------------------------------
BASIC VALUE FUND(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.000         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.291         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      29.10%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........      34,088         N/A         N/A         N/A         N/A          N/A              N/A

                                           1996             1995             1994

40/86 SERIES TRUST:
-------------------------------------------------------------------------------------------------
BALANCED FUND(b)
------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.342           $1.035           $1.000
Ending AUV....................           $1.698           $1.342           $1.035
Percentage change in AUV......           26.50%           29.67%            3.52%
Ending Number of AUs..........        2,475,992          461,876           21,037
------------------------------------------------------------------------------------------------------------------------
EQUITY FUND(b)
------------------------------------------------------------------------------------------------------------------------
AUV at beginning of period....           $1.449           $1.078           $1.000
Ending AUV....................           $2.071           $1.449           $1.078
Percentage change in AUV......           42.96%           34.42%            7.79%
Ending Number of AUs..........        3,374,110        1,009,305           41,601
------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND(b)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.166           $1.000           $1.000
AUV at end of period..........           $1.207           $1.166           $1.000
Percentage change in AUV......            3.50%           16.61%           -0.03%
Ending Number of AUs..........        1,540,494          350,623           12,553
------------------------------------------------------------------------------------------------------------------------
FOCUS 20 FUND(f)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND(b)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.154           $0.997           $1.000
Ending AUV....................           $1.169           $1.154           $0.997
Percentage change in AUV......            1.31%           15.72%           -0.26%
Ending Number of AUs..........          135,680           30,614                0
------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND(f)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND(b)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.056           $1.014           $1.000
Ending AUV....................           $1.095           $1.056           $1.014
Percentage change in AUV......            3.67%            4.14%            1.38%
Ending Number of AUs..........        1,144,951          641,747                0
------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
------------------------------------------------------------------------------------------------------------------------
BASIC VALUE FUND(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A

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
                                      2003        2002        2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------------------------------
MID CAP CORE EQUITY FUND(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.996         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.240         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      24.50%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........      37,943         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO(c)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.203      $1.821      $2.094      $2.492      $1.889       $1.294           $1.044
Ending AUV....................      $1.604      $1.203      $1.821      $2.094      $2.492       $1.889           $1.294
Percentage change in AUV......      33.33%     -33.94%     -13.04%     -15.97%      31.89%       46.02%           24.00%
Ending Number of AUs..........   5,490,457   6,150,286   7,478,751   7,089,444   5,480,301    2,650,328          742,233
------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $2.009      $3.082      $3.718      $5.016      $2.857       $1.836           $1.555
Ending AUV....................      $2.669      $2.009      $3.082      $3.718      $5.016       $2.857           $1.836
Percentage change in AUV......      32.85%     -34.82%     -17.10%     -25.88%      75.59%       55.64%           18.02%
Ending Number of AUs..........   3,809,712   3,952,502   4,243,362   4,217,436   3,739,665    1,757,689        1,279,296
------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO(c)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.289      $1.855      $2.013      $1.869      $1.438       $1.119           $0.987
Ending AUV....................      $1.878      $1.289      $1.855      $2.013      $1.869       $1.438           $1.119
Percentage change in AUV......      45.69%     -30.51%      -7.85%       7.69%      30.02%       28.49%           13.41%
Ending Number of AUs..........   2,293,620   2,174,213   2,990,822   3,038,802   1,789,442    1,718,378          679,330
------------------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION
PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.804      $1.106      $1.591      $2.216      $1.567       $1.375           $1.252
Ending AUV....................      $1.129      $0.804      $1.106      $1.591      $2.216       $1.567           $1.375
Percentage change in AUV......      40.42%     -27.28%     -30.51%     -28.20%      41.43%       13.92%            9.84%
Ending Number of AUs..........   2,700,455   2,851,918   4,303,948   3,943,932   5,276,834    3,775,577        3,988,448
------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.:
------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME(h)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.789      $1.027      $1.004         N/A         N/A          N/A              N/A
Ending AUV....................      $1.031      $0.789      $1.027         N/A         N/A          N/A              N/A
Percentage change in AUV......      30.66%     -23.14%       2.25%         N/A         N/A          N/A              N/A
Ending Number of AUs..........     176,109     139,313     111,897         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIO, INC.:
------------------------------------------------------------------------------------------------------------------------
VP INCOME AND GROWTH FUND(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.797      $1.003      $1.110      $1.259      $1.082       $1.000              N/A
Ending AUV....................      $1.017      $0.797      $1.003      $1.110      $1.259       $1.082              N/A
Percentage change in AUV......      27.60%     -20.53%      -9.65%     -11.84%      16.38%        8.19%              N/A
Ending Number of AUs..........   1,626,586   1,538,172   1,597,064   1,135,221     746,541      214,243              N/A

                                           1996             1995             1994
------------------------------------------------------------------------------------------------------------------------
MID CAP CORE EQUITY FUND(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO(c)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.000              N/A              N/A
Ending AUV....................           $1.044              N/A              N/A
Percentage change in AUV......            4.35%              N/A              N/A
Ending Number of AUs..........           73,227              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.408           $1.000              N/A
Ending AUV....................           $1.555           $1.408              N/A
Percentage change in AUV......           10.47%           40.79%              N/A
Ending Number of AUs..........          832,794          207,147              N/A
------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO(c)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.000              N/A              N/A
Ending AUV....................           $0.987              N/A              N/A
Percentage change in AUV......           -1.33%              N/A              N/A
Ending Number of AUs..........           42,736              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION
PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.219           $1.000              N/A
Ending AUV....................           $1.252           $1.219              N/A
Percentage change in AUV......            2.72%           21.89%              N/A
Ending Number of AUs..........        1,946,993          517,903              N/A
------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.:
------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME(h)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIO, INC.:
------------------------------------------------------------------------------------------------------------------------
VP INCOME AND GROWTH FUND(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A

--------------------------------------------------------------------------------

                                      2003        2002        2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND(d)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.931      $1.186      $1.698      $2.071      $1.280       $1.093           $1.000
Ending AUV....................      $1.143      $0.931      $1.186      $1.698      $2.071       $1.280           $1.093
Percentage change in AUV......      22.77%     -21.50%     -30.15%     -17.99%      61.77%       17.11%            9.30%
Ending Number of AUs..........     680,514     688,185     771,498     804,028   1,258,066    1,104,956          163,370
------------------------------------------------------------------------------------------------------------------------
VP VALUE FUND(d)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.383      $1.606      $1.443      $1.239      $1.267       $1.226           $1.000
Ending AUV....................      $1.759      $1.383      $1.606      $1.443      $1.239       $1.267           $1.226
Percentage change in AUV......      27.19%     -13.87%      11.27%      16.48%      -2.23%        3.35%           22.60%
Ending Number of AUs..........   2,590,336   2,874,447   3,346,542   2,641,724   3,004,509    2,689,736          415,891
------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY
RESPONSIBLE GROWTH
FUND, INC.(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.365      $1.949      $2.553      $2.910      $2.268       $1.778           $1.404
Ending AUV....................      $1.696      $1.365      $1.949      $2.553      $2.910       $2.268           $1.778
Percentage change in AUV......      24.25%     -29.96%     -23.67%     -12.26%      28.27%       27.58%           26.60%
Ending Number of AUs..........   2,430,172   2,597,204   3,297,376   3,846,716   3,333,181    2,868,834        1,195,614
------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND:(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.635      $2.136      $2.467      $2.757      $2.318       $1.834           $1.393
Ending AUV....................      $2.070      $1.635      $2.136      $2.467      $2.757       $2.318           $1.834
Percentage change in AUV......      26.61%     -23.45%     -13.42%     -10.53%      18.93%       26.43%           31.67%
Ending Number of AUs..........  12,398,599  14,194,622  17,246,854  16,261,880  17,965,037   13,802,783        8,884,649
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT
FUND:
------------------------------------------------------------------------------------------------------------------------
DISCIPLINED STOCK PORTFOLIO(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.732      $0.959      $1.122      $1.252      $1.072       $1.000              N/A
Ending AUV....................      $0.892      $0.732      $0.959      $1.122      $1.252       $1.072              N/A
Percentage change in AUV......      21.86%     -23.70%     -14.50%     -10.39%      16.80%        7.19%              N/A
Ending Number of AUs..........   1,263,285     952,349   1,729,331   2,493,065     332,231      273,971              N/A
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE
PORTFOLIO(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.835      $0.965      $1.127      $1.187      $0.942       $1.000              N/A
Ending AUV....................      $1.123      $0.835      $0.965      $1.127      $1.187       $0.942              N/A
Percentage change in AUV......      34.49%     -13.44%     -14.41%      -5.05%      26.04%       -5.83%              N/A
Ending Number of AUs..........   1,899,218   1,434,347     431,289     315,003      85,252       47,625              N/A
------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
------------------------------------------------------------------------------------------------------------------------
CAPITAL INCOME FUND II(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.995      $1.327      $1.559      $1.737      $1.732       $1.541           $1.234
Ending AUV....................      $1.184      $0.995      $1.327      $1.559      $1.737       $1.732           $1.541
Percentage change in AUV......      18.99%     -25.00%     -14.90%     -10.24%       0.28%       12.37%           24.88%
Ending Number of AUs..........   1,182,609   1,803,687   1,684,292   1,616,778   1,632,264    1,955,544          675,836
------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.236      $1.236      $1.237      $1.379      $1.367       $1.349           $1.202
Ending AUV....................      $1.489      $1.236      $1.236      $1.237      $1.379       $1.367           $1.349
Percentage change in AUV......      20.47%      -0.04%      -0.04%     -10.27%       0.88%        1.27%           12.25%
Ending Number of AUs..........   1,476,603   2,095,583   2,377,584   2,681,651   3,165,626    4,956,911        2,184,739

                                           1996             1995             1994
------------------------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND(d)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
VP VALUE FUND(d)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY
RESPONSIBLE GROWTH
FUND, INC.(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.175           $1.000              N/A
Ending AUV....................           $1.404           $1.175              N/A
Percentage change in AUV......           19.53%           17.49%              N/A
Ending Number of AUs..........          221,018           21,878              N/A
------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND:(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.158           $1.000              N/A
Ending AUV....................           $1.393           $1.158              N/A
Percentage change in AUV......           20.31%           15.76%              N/A
Ending Number of AUs..........        1,862,980          191,752              N/A
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT
FUND:
------------------------------------------------------------------------------------------------------------------------
DISCIPLINED STOCK PORTFOLIO(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE
PORTFOLIO(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
------------------------------------------------------------------------------------------------------------------------
CAPITAL INCOME FUND II(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.122           $1.000              N/A
Ending AUV....................           $1.234           $1.122              N/A
Percentage change in AUV......           10.00%           12.21%              N/A
Ending Number of AUs..........          294,882           11,711              N/A
------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.067           $1.000              N/A
Ending AUV....................           $1.202           $1.067              N/A
Percentage change in AUV......           12.71%            6.66%              N/A
Ending Number of AUs..........          508,205           26,380              N/A

--------------------------------------------------------------------------------

                                      2003        2002        2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
FUND II(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.085      $1.425      $2.048      $2.683      $1.472       $1.188           $1.095
Ending AUV....................      $1.411      $1.085      $1.425      $2.048      $2.683       $1.472           $1.188
Percentage change in AUV......      30.05%     -23.86%     -30.42%     -23.67%      82.32%       23.83%            8.55%
Ending Number of AUs..........     810,956     734,915   1,342,657   1,014,248     645,821    1,216,876          329,971
------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE
PORTFOLIOS:
------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.571      $0.829      $1.018         N/A         N/A          N/A              N/A
Ending AUV....................      $0.692      $0.571      $0.829         N/A         N/A          N/A              N/A
Percentage change in AUV......      21.19%     -31.11%     -18.58%         N/A         N/A          N/A              N/A
Ending Number of AUs..........      41,347       8,395           0         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.592      $0.849      $1.013         N/A         N/A          N/A              N/A
Ending AUV....................      $0.775      $0.592      $0.849         N/A         N/A          N/A              N/A
Percentage change in AUV......      30.91%     -30.29%     -16.16%         N/A         N/A          N/A              N/A
Ending Number of AUs..........      75,697      20,632      18,284         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT
FUND:
------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.863      $1.082      $1.205      $1.166      $1.029       $1.000              N/A
Ending AUV....................      $1.043      $0.863      $1.082      $1.205      $1.166       $1.029              N/A
Percentage change in AUV......      20.86%     -20.24%     -10.21%       3.38%      13.25%        2.93%              N/A
Ending Number of AUs..........     833,722   1,405,755     866,451     516,136     492,760      141,540              N/A
------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.813      $0.969      $1.008         N/A         N/A          N/A              N/A
Ending AUV....................      $1.039      $0.813      $0.969         N/A         N/A          N/A              N/A
Percentage change in AUV......      27.80%     -16.10%      -3.86%         N/A         N/A          N/A              N/A
Ending Number of AUs..........     208,955     143,610     102,081         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.762      $1.023      $1.005         N/A         N/A          N/A              N/A
Ending AUV....................      $0.960      $0.762      $1.023         N/A         N/A          N/A              N/A
Percentage change in AUV......      25.98%     -25.48%       1.75%         N/A         N/A          N/A              N/A
Ending Number of AUs..........     224,402     120,142     148,475         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.728      $0.748      $0.891      $1.024      $0.951       $1.000              N/A
Ending AUV....................      $0.897      $0.728      $0.748      $0.891      $1.024       $0.951              N/A
Percentage change in AUV......      23.21%      -2.64%     -16.07%     -12.96%       7.68%       -4.94%              N/A
Ending Number of AUs..........     545,195     631,471     943,897     939,967   4,745,256      149,344              N/A
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY
FUND(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.060      $1.011      $1.003         N/A         N/A          N/A              N/A
Ending AUV....................      $1.452      $1.060      $1.011         N/A         N/A          N/A              N/A
Percentage change in AUV......      36.98%       4.85%       0.79%         N/A         N/A          N/A              N/A
Ending Number of AUs..........     757,670     636,702     149,000         N/A         N/A          N/A              N/A

                                           1996             1995             1994
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
FUND II(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.025           $1.000              N/A
Ending AUV....................           $1.095           $1.025              N/A
Percentage change in AUV......            6.80%            2.51%              N/A
Ending Number of AUs..........           93,215           36,798              N/A
------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE
PORTFOLIOS:
------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT
FUND:
------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY
FUND(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A

--------------------------------------------------------------------------------

                                      2003        2002        2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.379      $0.724      $1.025         N/A         N/A          N/A              N/A
Ending AUV....................      $0.543      $0.379      $0.724         N/A         N/A          N/A              N/A
Percentage change in AUV......      43.27%     -47.63%     -29.40%         N/A         N/A          N/A              N/A
Ending Number of AUs..........     239,909      21,487      41,987         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.280      $0.577      $1.028         N/A         N/A          N/A              N/A
Ending AUV....................      $0.371      $0.280      $0.577         N/A         N/A          N/A              N/A
Percentage change in AUV......      32.50%     -51.49%     -43.86%         N/A         N/A          N/A              N/A
Ending Number of AUs..........      34,160       7,949      49,646         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.420      $1.960      $2.641      $3.135      $2.208       $1.650           $1.364
Ending AUV....................      $1.845      $1.420      $1.960      $2.641      $3.135       $2.208           $1.650
Percentage change in AUV......      29.93%     -27.56%     -25.78%     -15.75%      41.98%       33.77%           21.00%
Ending Number of AUs..........   8,086,185   8,335,942   9,597,606   9,293,632  10,090,318    5,285,448        5,160,718
------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO(m)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.023         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.227         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      19.94%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........   2,389,778         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
PORTFOLIO(m)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.014         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.443         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      42.31%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........     126,362         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.257      $1.769      $2.963      $4.407      $1.983       $1.498           $1.348
Ending AUV....................      $1.675      $1.257      $1.769      $2.963      $4.407       $1.983           $1.498
Percentage change in AUV......      33.25%     -28.94%     -40.30%     -32.77%     122.28%       32.39%           11.10%
Ending Number of AUs..........   5,532,850   6,080,495   6,882,712   6,916,097   3,617,753    2,503,351        1,867,131
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.788      $2.434      $3.182      $3.827      $2.360       $1.856           $1.541
Ending AUV....................      $2.186      $1.788      $2.434      $3.182      $3.827       $2.360           $1.856
Percentage change in AUV......      22.26%     -26.54%     -23.51%     -16.85%      62.17%       27.13%           20.46%
Ending Number of AUs..........   8,851,812  10,116,502  12,664,020  13,388,371  12,380,622   11,703,338        8,234,605
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.836      $1.012      $1.109      $1.126      $1.055       $1.000              N/A
Ending AUV....................      $1.022      $0.836      $1.012      $1.109      $1.126       $1.055              N/A
Percentage change in AUV......      22.25%     -17.37%      -8.77%      -1.47%       6.66%        5.53%              N/A
Ending Number of AUs..........     261,082     292,644     202,715     187,657     899,537    1,126,898              N/A

                                           1996             1995             1994
------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.167           $1.000              N/A
Ending AUV....................           $1.364           $1.167              N/A
Percentage change in AUV......           16.79%           16.75%              N/A
Ending Number of AUs..........        1,466,042          138,532              N/A
------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO(m)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
PORTFOLIO(m)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.266           $1.000              N/A
Ending AUV....................           $1.348           $1.266              N/A
Percentage change in AUV......            6.44%           26.64%              N/A
Ending Number of AUs..........        1,041,050          122,278              N/A
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.211           $1.000              N/A
Ending AUV....................           $1.541           $1.211              N/A
Percentage change in AUV......           27.23%           21.12%              N/A
Ending Number of AUs..........        2,173,781          155,653              N/A
------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A

--------------------------------------------------------------------------------

                                      2003        2002        2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.005      $1.238      $1.058      $0.887      $0.855       $1.000              N/A
Ending AUV....................      $1.360      $1.005      $1.238      $1.058      $0.887       $0.855              N/A
Percentage change in AUV......      35.32%     -18.83%      17.03%      19.32%       3.67%      -14.46%              N/A
Ending Number of AUs..........   2,927,485   3,188,949   2,074,103     558,251     215,218      174,151              N/A
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
------------------------------------------------------------------------------------------------------------------------
AMERICA' VALUE(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.000         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.221         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      22.10%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........       6,871         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.982      $1.214      $1.320      $1.156      $1.005       $1.000              N/A
Ending AUV....................      $1.268      $0.982      $1.214      $1.320      $1.156       $1.005              N/A
Percentage change in AUV......      29.12%     -19.14%      -7.99%      14.14%      15.12%        0.46%              N/A
Ending Number of AUs..........   4,343,974   3,850,120   2,130,236   1,061,341     793,511      312,997              N/A
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST:
------------------------------------------------------------------------------------------------------------------------
FASCIANO PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.004         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.254         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      24.90%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........       5,887         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND
PORTFOLIO(d)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.261      $1.214      $1.132      $1.075      $1.074       $1.043           $1.000
Ending AUV....................      $1.273      $1.261      $1.214      $1.132      $1.075       $1.074           $1.043
Percentage change in AUV......       0.95%       3.90%       7.22%       5.35%       0.07%        2.94%            4.31%
Ending Number of AUs..........   2,004,253   2,085,786   1,771,588   1,348,298   1,194,491    1,076,377           25,089
------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.600      $0.861      $1.008         N/A         N/A          N/A              N/A
Ending AUV....................      $0.758      $0.600      $0.861         N/A         N/A          N/A              N/A
Percentage change in AUV......      26.33%     -30.31%     -14.58%         N/A         N/A          N/A              N/A
Ending Number of AUs..........     111,072      67,301      16,756         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO(d)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.960      $1.284      $1.340      $1.349      $1.274       $1.240           $1.000
Ending AUV....................      $1.279      $0.960      $1.284      $1.340      $1.349       $1.274           $1.240
Percentage change in AUV......      33.23%     -25.21%      -4.21%      -0.67%       5.88%        2.76%           23.99%
Ending Number of AUs..........   1,478,540   1,922,162   3,058,772   3,098,142   3,981,862    6,369,007        1,000,600
------------------------------------------------------------------------------------------------------------------------
REGENCY PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.001         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.303         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      30.17%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........       1,612         N/A         N/A         N/A         N/A          N/A              N/A

                                           1996             1995             1994
------------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
------------------------------------------------------------------------------------------------------------------------
AMERICA' VALUE(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST:
------------------------------------------------------------------------------------------------------------------------
FASCIANO PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND
PORTFOLIO(d)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO(d)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
REGENCY PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A

--------------------------------------------------------------------------------

                                      2003        2002        2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST:
------------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.004         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.052         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......       4.78%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........      76,189         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.000         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.011         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......       1.10%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........     327,734         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT
TRUST:
------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO(j)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.758      $0.916      $0.987         N/A         N/A          N/A              N/A
Ending AUV....................      $0.914      $0.758      $0.916         N/A         N/A          N/A              N/A
Percentage change in AUV......      20.58%     -17.21%      -7.24%         N/A         N/A          N/A              N/A
Ending Number of AUs..........   2,058,221   2,551,853   2,897,193         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
EUROPE PORTFOLIO(j)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.600      $0.751      $0.994         N/A         N/A          N/A              N/A
Ending AUV....................      $0.785      $0.600      $0.751         N/A         N/A          N/A              N/A
Percentage change in AUV......      30.83%     -20.08%     -24.47%         N/A         N/A          N/A              N/A
Ending Number of AUs..........      13,824         752       6,707         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO(j)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.698      $0.877      $0.984         N/A         N/A          N/A              N/A
Ending AUV....................      $0.850      $0.698      $0.877         N/A         N/A          N/A              N/A
Percentage change in AUV......      21.78%     -20.38%     -10.91%         N/A         N/A          N/A              N/A
Ending Number of AUs..........     468,540     194,780     136,421         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUNDS:
------------------------------------------------------------------------------------------------------------------------
MICRO-CAP PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.005         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.476         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      46.87%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........     183,716         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
SMALL-CAP PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.998         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.393         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      39.58%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........     132,304         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------
JUNO PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.000         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $0.983         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      -1.70%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........       4,118         N/A         N/A         N/A         N/A          N/A              N/A

                                           1996             1995             1994
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST:
------------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT
TRUST:
------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO(j)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
EUROPE PORTFOLIO(j)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO(j)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUNDS:
------------------------------------------------------------------------------------------------------------------------
MICRO-CAP PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
SMALL-CAP PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------
JUNO PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A

--------------------------------------------------------------------------------

                                      2003        2002        2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------------------------------
MEDIUS PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.000         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.483         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      48.30%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........      19,304         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
MEKROS PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.000         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.581         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      58.10%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........      63,748         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
NOVA PORTFOLIO(g)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $7.229     $11.405     $15.136     $18.407         N/A          N/A              N/A
Ending AUV....................      $9.922      $7.229     $11.405     $15.136         N/A          N/A              N/A
Percentage change in AUV......      37.25%     -36.62%     -24.65%     -17.77%         N/A          N/A              N/A
Ending Number of AUs..........      53,525      13,902      19,526      21,818         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
OTC PORTFOLIO(g)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $9.106     $15.102     $23.627     $39.086         N/A          N/A              N/A
Ending AUV....................     $13.058      $9.106     $15.102     $23.627         N/A          N/A              N/A
Percentage change in AUV......      43.40%     -39.70%     -36.08%     -39.55%         N/A          N/A              N/A
Ending Number of AUs..........     164,052     184,756     126,194      67,446         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
SECTOR ROTATION PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.002         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.250         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      24.75%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........      15,735         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
URSA PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.999         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $0.802         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......     -19.72%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........       1,884         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND
PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.998         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $0.967         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      -3.11%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........       1,502         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
PORTFOLIO(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.995      $1.004      $1.000         N/A         N/A          N/A              N/A
Ending AUV....................      $0.981      $0.995      $1.004         N/A         N/A          N/A              N/A
Percentage change in AUV......      -1.41%      -0.90%       0.40%         N/A         N/A          N/A              N/A
Ending Number of AUs..........   1,215,159     575,415       3,049         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS AND INFORMATION
PORTFOLIO(f)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.361      $0.574      $0.554      $1.000         N/A          N/A              N/A
Ending AUV....................      $0.513      $0.361      $0.574      $0.554         N/A          N/A              N/A
Percentage change in AUV......      42.11%     -37.13%       3.64%     -44.60%         N/A          N/A              N/A
Ending Number of AUs..........   1,152,676   1,180,072   1,355,870     652,389         N/A          N/A              N/A

                                           1996             1995             1994
------------------------------------------------------------------------------------------------------------------------
MEDIUS PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
MEKROS PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
NOVA PORTFOLIO(g)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
OTC PORTFOLIO(g)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
SECTOR ROTATION PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
URSA PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND
PORTFOLIO(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
PORTFOLIO(i)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS AND INFORMATION
PORTFOLIO(f)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A

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
                                      2003        2002        2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO(f)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.347      $0.516      $0.673      $1.000         N/A          N/A              N/A
Ending AUV....................      $0.465      $0.347      $0.516      $0.673         N/A          N/A              N/A
Percentage change in AUV......      34.01%     -32.78%     -23.30%     -32.70%         N/A          N/A              N/A
Ending Number of AUs..........     517,645     601,816     726,333     458,866         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE
FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND II(d)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.065      $1.730      $2.534      $3.018      $1.612       $1.270           $1.000
Ending AUV....................      $1.409      $1.065      $1.730      $2.534      $3.018       $1.612           $1.270
Percentage change in AUV......      32.30%     -38.43%     -31.73%     -16.03%      87.24%       26.89%           27.01%
Ending Number of AUs..........   1,969,026   1,885,812   5,009,390   5,610,211   1,457,235      559,106           79,815
------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY
FUND II(d):
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.319      $1.828      $1.926      $1.832      $1.377       $1.230           $1.000
Ending AUV....................      $1.783      $1.319      $1.828      $1.926      $1.832       $1.377           $1.230
Percentage change in AUV......      35.18%     -27.86%      -5.07%       5.14%      33.03%       11.96%           22.99%
Ending Number of AUs..........   1,710,265   2,068,788   1,836,047   1,300,139     984,899    1,264,364          248,615
------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES
TRUST:
------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY TRUST(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.000         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.374         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      37.40%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........      97,910         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
LEVCO SERIES TRUST:
------------------------------------------------------------------------------------------------------------------------
LEVCO EQUITY VALUE FUND(k)
(CLOSED TO NEW MONEY.)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.860      $0.998         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.090      $0.860         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      26.74%     -13.83%         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........      15,400           0         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE
TRUST:
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE ABSOLUTE RETURN
FUND(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.000         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $0.993         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......      -0.70%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........     430,824         N/A         N/A         N/A         N/A          N/A              N/A
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.184      $0.987      $1.055      $1.050      $1.155       $1.039           $1.029
Ending AUV....................      $1.380      $1.184      $0.987      $1.055      $1.050       $1.155           $1.039
Percentage change in AUV......      16.55%      19.95%      -6.44%       0.46%      -9.10%       11.19%            0.96%
Ending Number of AUs..........     533,951     515,486     229,941     282,016   2,183,729    2,826,107        3,332,067

                                           1996             1995             1994
------------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO(f)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE
FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND II(d)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY
FUND II(d):
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES
TRUST:
------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY TRUST(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
LEVCO SERIES TRUST:
------------------------------------------------------------------------------------------------------------------------
LEVCO EQUITY VALUE FUND(k)
(CLOSED TO NEW MONEY.)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE
TRUST:
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE ABSOLUTE RETURN
FUND(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.018           $1.000              N/A
Ending AUV....................           $1.029           $1.018              N/A
Percentage change in AUV......            1.09%            1.82%              N/A
Ending Number of AUs..........        1,790,259          130,071              N/A

--------------------------------------------------------------------------------

                                      2003        2002        2001        2000        1999         1998             1997
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS
FUND(c)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.675      $0.705      $0.728      $1.270      $0.643       $0.990           $1.136
Ending AUV....................      $1.026      $0.675      $0.705      $0.728      $1.270       $0.643           $0.990
Percentage change in AUV......      52.00%      -4.23%      -3.19%     -42.67%      97.51%      -35.06%          -12.83%
Ending Number of AUs..........   1,099,798   1,103,610   1,348,141   1,338,556   1,845,367    1,728,988        1,935,325
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.918      $0.958      $1.085      $0.988      $0.828       $1.216           $1.254
Ending AUV....................      $1.314      $0.918      $0.958      $1.085      $0.988       $0.828           $1.216
Percentage change in AUV......      43.14%      -4.21%     -11.67%       9.81%      19.32%      -31.89%           -3.05%
Ending Number of AUs..........   1,214,699   1,115,980     588,151   1,232,834   1,426,278    1,485,880        3,728,758
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $0.942      $1.000      $0.962      $0.823      $0.851       $1.000              N/A
Ending AUV....................      $1.249      $0.942      $1.000      $0.962      $0.823       $0.851              N/A
Percentage change in AUV......      32.59%      -5.79%       3.94%      16.94%      -3.38%      -14.86%              N/A
Ending Number of AUs..........     451,300     369,918     333,693      87,043      80,035       41,417              N/A
------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE FUNDS:
------------------------------------------------------------------------------------------------------------------------
CHOICE MARKET NEUTRAL FUND(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................      $1.000         N/A         N/A         N/A         N/A          N/A              N/A
Ending AUV....................      $1.015         N/A         N/A         N/A         N/A          N/A              N/A
Percentage change in AUV......       1.50%         N/A         N/A         N/A         N/A          N/A              N/A
Ending Number of AUs..........       4,477         N/A         N/A         N/A         N/A          N/A              N/A

                                           1996             1995             1994
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS
FUND(c)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.000              N/A              N/A
Ending AUV....................           $1.136              N/A              N/A
Percentage change in AUV......           13.59%              N/A              N/A
Ending Number of AUs..........          132,953              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND(a)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................           $1.077           $1.000              N/A
Ending AUV....................           $1.254           $1.077              N/A
Percentage change in AUV......           16.41%            7.72%              N/A
Ending Number of AUs..........          651,603           68,730              N/A
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND(e)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A
------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE FUNDS:
------------------------------------------------------------------------------------------------------------------------
CHOICE MARKET NEUTRAL FUND(l)
------------------------------------------------------------------------------------------------------------------------
Beginning AUV.................              N/A              N/A              N/A
Ending AUV....................              N/A              N/A              N/A
Percentage change in AUV......              N/A              N/A              N/A
Ending Number of AUs..........              N/A              N/A              N/A

(a)  This unit value was $1.000 on the inception date of June 1, 1995.
(b)  This unit value was $1.000 on the inception date of July 25, 1994.
(c)  This unit value was $1.000 on the inception date of May 1, 1996.
(d)  This unit value was $1.000 on the inception date of May 1, 1997.
(e)  This unit value was $1.000 on the inception date of May 1, 1998.
(f)  This unit value was $1.000 on the inception date of May 1, 2000.
(g) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.
(h)  This was the unit value on the inception date of October 26, 2001.
(i)  This was the unit value on the inception date of May 1, 2001.
(j)  This was the unit value on the inception date of January 2, 2001.
(k)  This was the unit value on the inception date of June 24, 2003.
(l)  This was the unit value on the inception date of May 1, 2003.
(m)  This was the unit value on the inception date of March 21, 2003.

--------------------------------------------------------------------------------

APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

  Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

  The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40/86 SERIES TRUST (FORMERLY, CONSECO SERIES TRUST)

  40/86 Series Trust is managed by 40/86 Advisors, Inc. (formerly, Capital Management, Inc.). 40/86 Series Trust is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the Contract:

40/86 SERIES TRUST BALANCED PORTFOLIO (FORMERLY, BALANCED PORTFOLIO)

  The 40/86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

40/86 SERIES TRUST EQUITY PORTFOLIO

  The 40/86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio Normally invests at least 80% of its assets in U.S. common stocks, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40/86 SERIES TRUST FIXED INCOME PORTFOLIO (FORMERLY, INCOME PORTFOLIO)

  The 40/86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. Normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40/86 SERIES TRUST FOCUS 20 PORTFOLIO (FORMERLY, CONSECO 20 FOCUS PORTFOLIO)

  The 40/86 Series Trust Focus 20 Portfolio seeks capital appreciation. Using a top-down approach, seeks to maximize returns over a market cycle. Starts by establishing a global economic outlook, focusing on interest rate anticipation, then concentrates on investments in specific industries. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 15-25 common stocks.

40/86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO (FORMERLY, GOVERNMENT SECURITIES PORTFOLIO)

  The 40/86 Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. Normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40/86 SERIES TRUST HIGH YIELD PORTFOLIO (FORMERLY, HIGH YIELD PORTFOLIO)

  The 40/86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally invests at least 80% of its assets in high yield (below investment grade) fixed income security.

40/86 SERIES TRUST MONEY MARKET PORTFOLIO (FORMERLY, MONEY MARKET PORTFOLIO)

  The 40/86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

  The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. INVESCO Variable Investment Funds, Inc. merged with A I M Variable Insurance Funds. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. (formerly, INVESCO Funds Group, Inc.) serves as the investment subadvisor for INVESCO VIF--Core Equity Fund, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, and INVESCO VIF--Technology Fund. The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND--SERIES II SHARES

  The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the

38
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--------------------------------------------------------------------------------
potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. MID CAP CORE EQUITY FUND--SERIES II SHARES

  The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets, in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidcapTM Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

AIM V.I. HIGH YIELD FUND--SERIES I SHARES

  The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." The funds investments may include investments in synthetic instruments. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. REAL ESTATE FUND--SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF--REAL ESTATE OPPORTUNITY FUND).

  The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. The fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. The fund may invest up to 25% of its total assets in foreign securities.

INVESCO VIF--CORE EQUITY FUND--SERIES I SHARES

  The INVESCO VIF--Core Equity Fund seeks to provide high total return through both growth and income from these investments. The Fund normally invests at least 80% of its net assets in common and preferred stocks.

INVESCO VIF--FINANCIAL SERVICES FUND--SERIES I SHARES

  The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND--SERIES I SHARES

  The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--TECHNOLOGY FUND--SERIES I SHARES

  The INVESCO VIF--Technology Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

  The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

  The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

  The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

--------------------------------------------------------------------------------

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

  The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

  The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY VP INCOME & GROWTH FUND

  The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY VP INFLATION PROTECTION FUND

  The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY VP INTERNATIONAL FUND

  The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY VP VALUE FUND

  The American Century VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

  The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

  The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

  The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

  The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

  The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

  The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

  The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The portfolio ordinarily invests most of its assets in securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

  Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund
II. The following Investment Portfolios are available under the Contract:

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FEDERATED CAPITAL INCOME FUND II

  The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

  The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

  The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

  First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

  First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

  First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

JANUS ASPEN SERIES

  Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.

JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Series International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a DE limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

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LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

  Seeks long-term capital appreciation. Uses a bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-90 securities, with a market capitalization of $300 million or greater, that are domiciled in countries that comprise the MSCI Emerging Markets Free-Registered Trademark-Index.

LAZARD RETIREMENT EQUITY PORTFOLIO

  The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500a Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

  Seeks long-term capital appreciation. A bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-80 securities, with a market capitalization of $3 billion or greater, that are domiciled in countries that comprise the MSCI EAFE-Registered Trademark- Index.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

  The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000a Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

  Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

  The Lord Abbett Series Fund, Inc.--America's Value Portfolio seeks current income and capital appreciation through investments in equity securities of companies with market capitalization greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Fund generally uses a value approach to identify particular investments. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Fund also normally invests at least 80% of its net assets in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

  The Lord Abbett Series Fund, Inc. -- Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that are believed to be undervalued. The Fund normally invests at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization threshold may vary in response to changes in the markets. In selecting investments, the Fund attempts to invest in securities selling at reasonable prices in relation to Lord Abbett's assessment of their potential value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

  The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These include securities having

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common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

NEUBERGER BERMAN AMT INTERNATIONAL PORTFOLIO

  Seeks long-term growth of capital. Invests in foreign companies of any size in developed and emerging industrialized markets. Manager looks for undervalued, well-managed companies with potential for above average growth. Seeks to reduce risk by diversifying among many industries. Generally intends to remain well-diversified across countries and geographical regions, but may invest a significant portion of assets in one country or region. Manager follows a disciplined selling strategy, selling stocks when they fail to perform as expected or when other opportunities appear more attractive.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

  The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

  The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

  The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

  The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include: strong fundamentals, such as a company's financial, operational, and competitive positions, consistent cash flow and a sound earnings record through all phases of the market cycle. The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

  Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies. Seeks to reduce risk by investing across many different industries. Pursues research-driven and valuation-sensitive approach to stock selection, identifying stocks in well-positioned businesses believed to be undervalued in the market. Looks for those showing leadership in three areas: 1) environmental concerns, 2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Fund also looks at company's record in public health and the nature of its products. Firms judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. Does not invest in companies that derive revenue primarily from non-consumer sales to the military. Follows a disciplined selling strategy and may sell stock when it reaches target price, fails to perform as expected, or when other opportunities appear more attractive.

PIMCO VARIABLE INSURANCE TRUST

  The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT MONEY MARKET PORTFOLIO

  Seeks Maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. May invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. Invests only in US dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity will not exceed 90 days. Attempts to maintain a stable net asset value of $1.00 per share.

PIMCO VIT REAL RETURN PORTFOLIO

  The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

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Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2003 was 7.30 years.

PIMCO VIT SHORT TERM PORTFOLIO

  Seeks Maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. Normally invests at least 65% of assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration will normally not exceed one year, but may vary based on forecast for interest rates. The dollar-weighted average portfolio maturity of this portfolio is normally not expected to exceed three years. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P. May invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

PIMCO VIT TOTAL RETURN PORTFOLIO

  The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. "Fixed Income Instruments," as used in this Prospectus, includes, but is not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; and structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

  Pioneer Variable Contracts Trust is managed by Pioneer Investment
Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II Investment Portfolios are available under the Contract:

PIONEER EQUITY INCOME VCT PORTFOLIO

  The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

  The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

  The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

ROYCE CAPITAL FUND

  Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

  Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which is defined as companies with stock market capitalizations less than $400 million at the time of investment).

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

  Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal. Royce invests the Fund's assets primarily in equity securities issued by small companies. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of small-cap companies (which is

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defined as companies with stock market capitalizations less than $2 billion at the time of investment).

RYDEX VARIABLE TRUST

  Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following Investment Portfolios are available under the Contract:

RYDEX ARKTOS FUND

  The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index-Registered Trademark- (the "underlying index"). Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Fund also may enter into swap agreements.

RYDEX BANKING FUND

  The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RYDEX BASIC MATERIALS

  The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX BIOTECHNOLOGY FUND

  The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX CONSUMER PRODUCTS

  The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ELECTRONICS FUND

  The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in equity securities of

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Electronics Companies that are traded in the United States. Electronics
Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ENERGY FUND

  The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ENERGY SERVICES FUND

  The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX FINANCIAL SERVICES FUND

  The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RYDEX HEALTH CARE FUND

  The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX INTERNET FUND

  The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internetrelated businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

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RYDEX INVERSE DYNAMIC DOW 30 FUND

  The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index"). The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. Under normal circumstances, the Inverse Dynamic Dow 30 Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow 30 Master Fund upon 60 days' prior notice to shareholders.

RYDEX INVERSE MID-CAP FUND

  The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RYDEX INVERSE SMALL-CAP FUND

  The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index-Registered Trademark- (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RYDEX JUNO FUND

  The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RYDEX LARGE CAP EUROPE FUND

  The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM). The Fund invests principally in securities of companies included in the Dow Jones STOXX 50 Index(SM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX LARGE CAP JAPAN FUND

  The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged

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instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX LARGE CAP GROWTH FUND

  The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX LARGE CAP VALUE FUND

  The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX LEISURE FUND

  The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX LONG DYNAMIC DOW 30 FUND

  The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index") The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RYDEX MEDIUS FUND

  The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400-Registered Trademark- Index. The Fund invests principally in securities of companies included on the S&P MidCap 400-Registered Trademark-Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX MEKROS FUND

  The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index-Registered Trademark-. The Fund invests principally in securities of companies included on the Russell 2000 Index-Registered Trademark- and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to

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securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX MID-CAP GROWTH FUND

  The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX MID-CAP VALUE FUND

  The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX NOVA FUND

  The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500-Registered Trademark- Index (the "underlying index"). Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RYDEX OTC FUND

  The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index-Registered Trademark-(the "underlying index"). The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RYDEX PRECIOUS METALS FUND

  The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX REAL ESTATE SECTOR FUND

  The Real Estate Sector Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX RETAILING FUND

  The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods

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and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX SECTOR ROTATION FUND

  The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

RYDEX SMALL-CAP GROWTH FUND

  The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX SMALL-CAP VALUE FUND

  The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX TECHNOLOGY FUND

  The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX TELECOMMUNICATIONS FUND

  The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX TITAN 500 FUND

  The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500-Registered Trademark- Index) (the "underlying

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index"). The Titan 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RYDEX TRANSPORTATION FUND

  The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX URSA FUND

  The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500-Registered Trademark-Index (the "underlying index"). Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX U.S. GOVERNMENT BOND FUND

  The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

  The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RYDEX UTILITIES FUND

  The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy, water supply, waste and sewage disposal; and companies that receive and majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX VELOCITY 100 FUND

  The Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index-Registered Trademark- (the "underlying index"). The Velocity 100 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

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SALOMON BROTHERS ASSET MANAGEMENT INC

  Salomon Brothers is located at 399 Park Avenue, New York, New York, and is a subsidiary of Citigroup Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2003, Salomon Brothers had approximately $65.1B in assets under management.

SALOMON BROTHERS VARIABLE ALL CAP FUND (CLASS I)

  The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. The manager looks for in undervalued stocks of temporarily out-of-favor companies. Investments selected primarily for capital appreciation potential; secondary consideration is given to a company's dividend record and improved dividend return potential. Generally invests in large, well-known companies, but may also invest significantly in small- to medium-sized companies when they offer more attractive value opportunities. Pursues a two-step stock selection process:
1) using proprietary models and fundamental research to try to identify stocks that are underpriced relative to their fundamental value and 2) looking for a positive catalyst in the company's near-term outlook that may accelerate earnings or improve the value of the company's assets. Emphasizes companies in sectors believed to be undervalued relative to other sectors.

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND (CLASS I)

  The fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. The manager emphasizes individual security selection while diversifying the fund's investments across sectors. The manager attempts to identify large capitalization companies with the highest growth potential. The manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the manager attempts to identify the best values available among the growth companies identified. The fund may invest up to 10% of its net assets in equity securities of foreign issuers.

SALOMON BROTHERS VARIABLE STRATEGIC FUND (CLASS I)

  The fund seeks to maximize total return, consistent with the preservation of capital. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. Manager has broad discretion to allocate assets among the following segments of the international fixed income market: US government obligations, mortgage- and asset-backed securities, investment and non-investment grade securities, US and foreign corporate debt, investment and non-investment grade sovereign debt (including issuers in emerging markets). Invests across a range of credit qualities. May invest substantially in obligations rated below investment grade. The fund has no specific average portfolio maturity requirement, but generally anticipates maintaining a range of 4.5 to 10 years. To create optimal risk/ return allocation of assets, manager uses a combination of quantitative models that seek to measure relative risks and opportunities of each fixed income market segment based upon economic, market, political, currency and technical data. After making sector allocations, manager uses traditional credit analysis to identify individual securities for the fund's portfolio. Generally invests at least 80% of its assets in bonds and related investments.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND (CLASS I)

  The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. Invests in a broad range of equity and fixed income securities of U.S. and foreign issuers. Varies allocations between equity and fixed income securities depending on manager's view of economic and market conditions, fiscal and monetary policy and security values. However, under normal market circumstances, at least 40% of the fund's assets are allocated to equities. Fixed income securities are primarily investment-grade but the fund may invest up to 20% of its assets in below-investment-grade nonconvertible fixed income securities ("junk bonds"). The fund may invest in fixed income securities of any maturity. manager In selecting stocks, pursues bottom-up analysis, focusing on large-cap companies with favorable dividend yields and price to earnings ratios and stocks that are less volatile than the market as a whole, among other factors. In selecting debt securities, the manager considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates, such as fundamental economic indicators, Fed monetary policy and the relative value of the US dollar compared to other currencies. Manager then selects individual debt securities based upon the terms of the securities (such as yields compared to US Treasuries or comparable issues), liquidity and rating, sector and issuer diversification.

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SELIGMAN PORTFOLIOS, INC.

  Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

  The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

  The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

STRONG OPPORTUNITY FUND II, INC.

  Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following Investment Portfolio is available under the Contract:

STRONG OPPORTUNITY FUND II

  The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

  Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following Investment Portfolio is available under the Contract:

STRONG MID CAP GROWTH FUND II

  The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.

THIRD AVENUE VARIABLE SERIES TRUST

  The Third Avenue Variable Series Trust is a mutual fund with multiple portfolios. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

  The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

  Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

  The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

  The Van Eck Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

  The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS FUND

  The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

  The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that are principally engaged in the real estate industry.

VARIABLE INSURANCE FUNDS

  The Variable Insurance Funds is a mutual fund with multiple portfolios. Choice Investment Management, LLC is the investment adviser for the Funds. The following Investment Portfolio is available under the Contract:

CHOICE VIT MARKET NEUTRAL FUND

  The Fund seeks positive returns, with preservation of capital as a secondary objective. Under normal market conditions, the Fund will invest primarily in a non-diversified portfolio of common stocks that the adviser believes to be undervalued and overvalued. The Fund seeks capital appreciation while generally remaining "market neutral" by maintaining an approximately even balance between long and short positions in its portfolio securities.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
  General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account E
Performance Calculations
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
  Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

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                                 (cut along dotted line)

     If you would like a free copy of the Statement of Additional Information (Form #
     JNL-ACHEDU-SAI-E-0504) dated May 1, 2004 for this Prospectus, please complete this form, detach, and mail to:

                        Jefferson National Life Insurance Company
                                  Administrative Office
                                      P.O. Box 36840
                                Louisville, Kentucky 40233

     Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

     Name: ------------------------------------------------------------------------

     Mailing Address: ---------------------------------------------------------------

     -------------------------------------------------------------------------------
                                        Sincerely,

     -------------------------------------------------------------------------------
                                       (Signature)
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

                    Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

-C- 2004, Jefferson National Life Insurance Company         JNL-ACHEDU-PROS-E-0504

56
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                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2004


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the "Variable Account"), dated May 3, 2004. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                                      PAGE
GENERAL INFORMATION                                                                     1
   General Information Regarding Jefferson National Life Insurance Company              1
   Jefferson National Life Annuity Account E                                            1

PERFORMANCE RELATED INFORMATION                                                         2

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                                 3

PUBLISHED RATINGS                                                                       6

ADMINSTRATION                                                                           6

ANNUITY PROVISIONS                                                                      6

DISTRIBUTION                                                                            7
     Reduction or Elimination of the Contingent Deferred Sales Charge                   7

FINANCIAL STATEMENTS                                                                    8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the "Variable Account", was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (Investment Company Act). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives; policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

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                         PERFORMANCE RELATED INFORMATION

The Variable Account may advertise certain performance-related information concerning the Sub-accounts. Performance information about a Sub-account is based on the Sub-account's past performance only and is no indication of future performance.

When a Sub-account advertises its standardized total return, it will usually be calculated since the date of the Sub-account's inception for one year, five years, and ten years or some other relevant periods if the Sub-account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Investment Portfolio Operating Expenses, any Withdrawal Charge, Total Expenses of the Variable Account and the Annual Administrative Fee.

The Variable Account may also advertise non-standardized total returns that pre-date the inception of the Variable Account. These non-standardized total returns are calculated by assuming that the Sub-accounts have been in existence for the same periods as the underlying Investment Portfolios and by taking deductions for charges equal to those currently assessed against the Sub-accounts. Non-standardized total return calculations reflect a deduction for Investment Portfolio Operating Expenses and Total Expenses of the Variable Account and do not include deduction for Withdrawal Charge or the Annual Administrative Fee. This means the non-standardized total return for a Sub-account is higher than the standardized total return for a Sub-account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Variable Account level including the Contract Maintenance Fee.

A money market Sub-account may advertise yield and effective yield. The yield of a Sub-account is based upon the income earned by the Sub-account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Variable Account level including the Contract Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

We may also disclose non-standardized total return for time periods before a Sub-account commenced operations. This performance data is based on the actual performance of the Investment Portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Sub-accounts under the Contract.

We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Investment Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York

Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Sub-accounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Sub-accounts or the investment funds.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the

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terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally

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may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and
(iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertsiements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY



STATUTORY-BASIS FINANCIAL
STATEMENTS AND REPORT OF
INDEPENDENT AUDITORS

Years Ended December 31, 2003 and 2002

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------

CONTENTS                                                                    PAGE
Report of Independent Auditors............................................     2
Statutory-Basis Balance Sheets............................................     3
Statutory-Basis Statements of Operations..................................     4
Statutory-Basis Statements of Changes in Capital and Surplus..............     5
Statutory-Basis Statements of Cash Flow...................................     6
Notes to Statutory-Basis Financial Statements.............................     7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
REPORT OF INDEPENDENT AUDITORS


--------------------------------------------------------------------------------

BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   We have audited the accompanying statutory-basis balance sheets of Jefferson National Life Insurance Company (formerly Conseco Variable Insurance Company) as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

   In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

   However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.

/s/ Ernst & Young LLP

New York, New York
April 23, 2004

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                              DECEMBER 31,
                                                                         2003            2002
                                                                      ----------      ----------
ASSETS
   Investments and Cash:
      Bonds ........................................................  $  571,081      $  600,024
      Preferred stocks .............................................       3,345           3,345
      Common stocks ................................................          --              10
      Mortgage loans on real estate ................................      18,222          21,790
      Policyholder loans ...........................................      22,843          22,435
      Short-term investments .......................................      13,772          82,000
      Cash (overdraft) .............................................       7,032          (6,453)
                                                                      ----------      ----------
      Total investments and cash ...................................     636,295         723,151
   Accrued investment income .......................................       6,657           9,154
   Federal income tax recoverable ..................................       5,150              --
   Deferred taxes ..................................................       3,403           4,166
   Amounts recoverable on reinsurance ceded ........................         478          13,139
   Other admitted assets ...........................................       5,105           1,876
   Separate account assets .........................................   1,041,077       1,116,590
                                                                      ----------      ----------
      Total assets .................................................  $1,698,165      $1,868,076
                                                                      ==========      ==========

LIABILITIES
   Policy and contract reserves ....................................  $  619,627      $  692,622
   Claim reserves ..................................................         642             286
   Reinsurance payable .............................................          --          19,161
   Accounts payable and accrued expenses ...........................         307           3,971
   Due to parent ...................................................       2,659           1,255
   Asset valuation reserve .........................................       3,476           1,066
   Interest maintenance reserve ....................................       1,400           3,163
   Transfers from separate accounts ................................     (34,535)        (39,743)
   Federal income tax payable ......................................          --           9,259
   Other liabilities ...............................................       7,987           5,254
   Separate account liabilities ....................................   1,041,077       1,116,590
                                                                      ----------      ----------
      Total liabilities ............................................   1,642,640       1,812,884

CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
      authorized, 1,043,565 shares issued and outstanding ..........       5,009           5,009
   Paid in surplus .................................................       8,991          41,028
                                                                      ----------      ----------
      Total capital ................................................      14,000          46,037
   Unassigned surplus ..............................................      16,167         (32,038)
   Special surplus funds ...........................................      25,358          41,193
                                                                      ----------      ----------
      Total capital and surplus ....................................      55,525          55,192
                                                                      ----------      ----------
      Total liabilities and capital and surplus ....................  $1,698,165      $1,868,076
                                                                      ==========      ==========



         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31,
                                                                        2003          2002
                                                                     ----------    ----------
REVENUES
   Premium, annuity and other considerations .......................  $135,778      $308,565
   Net investment income ...........................................    38,886        57,269
   Reserve adjustment on reinsurance ceded .........................    (1,582)     (503,679)
   Commission and expense allowances on reinsurance ceded ..........    30,287        39,274
   Amortization of the interest maintenance reserve ................     1,813         2,116
   Fee income ......................................................     8,085        18,027
   Other revenues ..................................................    16,033         3,867
                                                                      --------      --------
      Total revenues ...............................................   229,300       (74,561)

BENEFITS AND EXPENSES
   Death and disability benefits ...................................        --        15,724
   Annuity and surrender benefits ..................................   525,595       659,064
   Decrease in policy and contract reserves ........................   (71,212)     (621,515)
   Other benefits ..................................................     9,704         4,589
   Commissions .....................................................    11,265        16,615
   General and administrative expenses .............................    30,533        32,160
   Taxes, licenses and fees ........................................     1,998         1,530
   Net transfers from separate accounts ............................  (294,157)     (206,030)
   Other expenses ..................................................     3,505           (30)
                                                                      --------      --------
      Total benefits and expenses ..................................   217,231       (97,893)

   Gain from operations before dividends to policyholders,
      federal income taxes and net realized capital losses .........    12,069        23,332
   Dividends to policyholders ......................................        --            11
                                                                      --------      --------
   Gain from operations before federal income taxes and net
      realized capital losses ......................................    12,069        23,321
   Federal income tax expense ......................................     2,106         5,575
                                                                      --------      --------
   Gain from operations before net realized capital losses .........     9,963        17,746
   Net realized capital losses, net of taxes and transfers to IMR ..      (609)      (47,775)
                                                                      --------      --------
      Net income (loss) ............................................  $  9,354      $(30,029)
                                                                      ========      ========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                    YEARS ENDED DECEMBER 31,
                                                                       2003         2002
                                                                    -----------  -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR .............................  $55,192      $98,630
   Adjustment to surplus:
      Net income (loss) ............................................    9,354      (30,029)
      Change in net unrealized capital gains .......................    1,499        1,008
      Change in deferred income tax ................................     (373)      (7,950)
      Change in non-admitted assets ................................      574          423
      Change in liability for unauthorized reinsurer ...............       23           --
      Change in asset valuation reserve ............................   (2,410)      19,717
      Paid-in surplus ..............................................    7,500        7,500
      Change in surplus as a result of reinsurance, net of tax .....  (15,834)      41,193
      Dividends to shareholder .....................................       --      (75,300)
                                                                      -------      -------
      Net adjustment to surplus ....................................      333      (43,438)
                                                                      -------      -------
CAPITAL AND SURPLUS, END OF YEAR ...................................  $55,525      $55,192
                                                                      =======      =======


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                      YEARS ENDED DECEMBER 31,
                                                                        2003           2002
                                                                    ------------  --------------
CASH FROM OPERATIONS:
   Premiums collected net of reinsurance ...........................  $135,780      $  315,691
   Net investment income ...........................................    45,692          51,730
   Miscellaneous income ............................................    53,342          83,636
                                                                      --------      ----------
      Total income received ........................................   234,814         451,057
   Benefit and loss related payments ...............................   554,215         688,393
   Net transfers to separate, segrated accounts
      and protected cell accounts ..................................  (299,365)       (227,710)
   Commissions, expenses paid and aggregate
      write-ins for deductions .....................................    50,025          44,720
   Dividends paid to policyholders .................................        --             (11)
   Federal and foreign income taxes paid ...........................    15,273           5,439
                                                                      --------      ----------
      Total operating expenses paid ................................   320,148         510,831
                                                                      --------      ----------
         Net cash from operations ..................................   (85,334)        (59,774)
                                                                      --------      ----------

CASH FROM INVESTMENTS:
   Proceeds from investments sold, matured or repaid:
      Bonds and stocks .............................................   161,613       1,941,307
      Mortgage Loans ...............................................     3,558           5,477
      Other invested assets ........................................        --          27,790
      Miscellaneous proceeds .......................................       726        (273,700)
                                                                      --------      ----------
         Total investment proceeds .................................   165,897       1,700,874
   Cost of investments acquired:
      Bonds and stocks .............................................   133,167       1,302,396
      Other invested assets ........................................        --           2,283
      Miscellaneous applications ...................................        --           2,973
                                                                      --------      ----------
         Total cost of investments acquired ........................   133,167       1,307,652
      Net increase in policy loans .................................      (146)        (50,682)
                                                                      --------      ----------
         Net cash from investment ..................................    32,876         443,904
                                                                      --------      ----------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
   Borrowed funds                                                           --        (151,833)
   Net deposit-type contract fund and other liabilities ............    (1,783)        (19,950)
   Dividends to stockholders .......................................        --         (75,300)
   Other cash applied ..............................................      (502)       (210,577)
                                                                      --------      ----------
      Net cash from financing and miscellaneous activities .........    (2,285)       (457,660)
                                                                      --------      ----------
Net change in cash and short-term investments ......................   (54,743)        (73,530)
   Cash and short-term investments:
      Beginning of year ............................................    75,547         149,077
                                                                      --------      ----------
      End of year ..................................................  $ 20,804      $   75,547
                                                                      ========      ==========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

1.   ORGANIZATION

   Jefferson National Life Insurance Company (the "Company" or "JNL"), formerly known as Conseco Variable Insurance, is a life insurance company domiciled in the State of Texas. The Company markets primarily variable annuities through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 23%, 17% and 17% of premiums collected during 2003 were on policies issued in Texas, Florida, and Oregon, respectively. No other state comprised greater than 10% of premiums of collected.

   The Company reinsured substantially its entire individual life business to Protective Life Insurance Company, effective January 1, 2002, and 100% of its group life and accident and health business and the balance of the individual life business to Washington National Insurance Company ("WNIC"), a Conseco subsidiary, effective October 1, 2002. Protective Life Insurance Company and WNIC will provide for full servicing of the insurance policies. The Company has transferred the ownership of the assets and rights under these agreements.

   Effective October 1, 2002, the Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As part of the acquisition of JNL by Inviva, Inviva issued 17,500,000 shares of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. During 2003, Inviva redeemed 8,290,184 of these shares at the stated value of $2.00.

2.   BASIS OF PRESENTATION

   The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices. The Company has no such practices.

   Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized;
2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at fair value for GAAP; 6) deferred tax assets non-admitted are limited and differ from the valuation allowance determined under GAAP and changes in deferred income taxes are not reported as component of net income but, rather as a charge to capital and surplus; 7) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 8) premiums from interest sensitive and annuity policies are recognized as income rather than policy liabilities; 9) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

   A  reconciliation  of net income and  capital  and  surplus of the Company as
determined  in  accordance  with  statutory   accounting  practices  to  amounts
determined in accordance with GAAP is as follows:

                                                                    NET INCOME
                                                                    YEAR ENDED
                                                                    DECEMBER 31,         DECEMBER 31,
                                                                        2003          2003          2002
                                                                    -----------    -----------   -----------
Statutory-basis amounts ............................................  $12,069        $55,525       $55,192
Add (deduct) adjustments:
   Investments .....................................................   (5,436)        16,279         3,018
   Policy acquisition costs ........................................      812          2,198         1,385
   Goodwill and other intangibles ..................................   10,503         72,907        81,050
   Nonadmitted assets ..............................................       --             98         7,500
   Reserves ........................................................    7,306        (53,234)      (58,096)
   Deferred taxes ..................................................                   3,488         4,166
   Ceding commissions ..............................................  (24,361)            --            --
   Other ...........................................................    2,610             --           (77)
                                                                      -------        -------       -------
GAAP-basis amounts .................................................  $ 3,503        $97,261       $94,138
                                                                      =======        =======       =======

   Net income amounts for 2002 are not presented due to the change in ownership of the Company during the year.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   BONDS--Bonds not in default are generally stated at amortized cost using the interest method or at fair value based on their NAIC rating. All other bonds are stated at the lower of amortized cost or fair value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annual based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

   PREFERRED STOCK--Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 or 2) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

   COMMON STOCK--Common stock is stated at fair value. Fair value is determined by reference to valuations quoted by the SVO. Unrealized gains and losses are recorded directly to unassigned surplus along with any adjustment to federal income taxes. When an impairment is considered other than temporary, the cost of common stocks is written down and a realized loss is recognized.

   MORTGAGE LOANS--Mortgage loans on real estate are stated at the amortized cost, net of other than temporary impairment or valuation allowances, and exclude accrued interest.

   POLICY LOANS--Policy loans are stated at the unpaid principal balance of the loan.

   CASH AND SHORT-TERM INVESTMENTS--Cash includes bank deposits. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Fair values for such investments approximate carrying value.

   REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE--Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

   ASSET VALUATION RESERVE--An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

   INVESTMENT INCOME AND EXPENSES--Net investment income includes interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

   Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

NON-ADMITTED ASSETS

   Certain assets, principally past due receivables, deferred tax assets and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet. The changes in non-admitted assets are recorded as a change in surplus.

POLICY AND CONTRACT RESERVES
   Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

   Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), in accordance with Department regulations.

   Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

   The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

ANNUITY RESERVES

   Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2003 and 2002, averaged 6.1% and 6.2%, respectively, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 6% to 7.5%), in accordance with Department regulations.

   Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

   Certain of the Company's variable annuity contracts contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2003, and no additional reserves were required as a result of this analysis.

   Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

REINSURANCE

   Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see Note 7.

FEDERAL INCOME TAX

   The federal income tax provision (benefit) included in the statement of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

DEFERRED INCOME TAXES

   Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

   Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

   Insurance premiums and annuity considerations are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

   Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

   General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company.

ESTIMATES

   The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

RECLASSIFICATION

   Certain 2002 amounts included in the accompanying financial statements have been reclassified to conform to the 2003 presentation.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

   The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2003 are as follows:

                                                                                                            NAIC
                                                                AMORTIZED         GROSS UNREALIZED         MARKET
                                                                  COST          GAINS         LOSSES        VALUE
                                                               ------------  ------------  ------------  ------------
Fixed maturities:
   US Treasury ...............................................   $ 10,773       $   805      $     (3)     $ 11,575
   States and political subdivisions .........................     10,277           427           (32)       10,672
   Foreign governments .......................................      5,343           601            --         5,944
   Corporate bonds ...........................................    293,451        14,742        (2,181)      306,012
   Mortgage-backed securities:
      US Government Agencies .................................    123,659            --            --       123,659
      Corporate ..............................................    141,368            --            --       141,368
                                                                 --------       -------      --------      --------
   Subtotal fixed maturity securities ........................    584,871        16,575        (2,216)      599,230
   Preferred Stock ...........................................      3,345           365            --         3,710
                                                                 --------       -------      --------      --------
   Total .....................................................   $588,216       $16,940      $ (2,216)     $602,940
                                                                 ========       =======      ========      ========

   The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2002 are as follows:


                                                                                                            NAIC
                                                                AMORTIZED         GROSS UNREALIZED         MARKET
                                                                  COST          GAINS         LOSSES        VALUE
                                                               ------------  ------------  ------------  ------------
FIXED MATURITIES:
   US Treasury ...............................................   $  9,758       $ 1,034      $     --      $ 10,792
   States and political subdivisions .........................     13,671           648            --        14,319
   Foreign governments .......................................      3,391           247            --         3,638
   Corporate bonds ...........................................    255,593        13,491       (16,184)      252,900
   Mortgage-backed securities:
      US Government Agencies .................................    163,163            --            --       163,163
      Corporate ..............................................    154,448            --            --       154,448
                                                                 --------       -------      --------      --------
   Subtotal fixed maturity securities ........................    600,024        15,420       (16,184)      599,260
   Preferred Stock ...........................................      3,345            --           (91)        3,254
   Common Stock ..............................................         10            --            --            10
                                                                 --------       -------      --------      --------
   Total .....................................................   $603,379       $15,420      $(16,275)     $602,524
                                                                 ========       =======      ========      ========

   As of December 31, 2003 and 2002, the Company had fixed maturity securities with a statement value of $11,794 and $11,843, respectively, on deposit with various state regulatory agencies.

   The amortized cost of fixed maturities at December 31, 2003 and 2002 has been reduced by adjustments of $18 and $1,525, respectively, to derive the carrying amount of bonds in the balance sheets ($584,853 and $600,233, respectively).

   The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2003 are as follows:

                                                    AMORTIZED       NAIC MARKET
                                                      COST             VALUE
                                                   ------------    ------------
Due in one year or less ..........................   $ 17,657        $ 17,753
Due after one year through five years ............     67,355          71,469
Due after five years through ten years ...........    131,247         136,807
Due after ten years ..............................    103,585         108,174
Mortgage-backed securities .......................    265,027         265,027
                                                     --------        --------
Total ............................................   $584,871        $599,230
                                                     ========        ========

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

   Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

   Net realized capital losses consisted of the following:

                                                                                    2003            2002
                                                                                   -------       ---------
Bonds ..........................................................................   $ (584)       $ (48,419)
Common stocks ..................................................................       24               41
Preferred stock ................................................................       --          (24,794)
Mortgage loans .................................................................       (2)              --
Cash and short-term investments ................................................        2               --
Federal income tax expense .....................................................       --               25
                                                                                   ------        ---------
   Net realized capital losses, net of tax .....................................     (560)         (73,147)
Transfer to (from) IMR, net of tax .............................................      (49)          25,372
                                                                                   ------        ---------
   Net realized capital losses, net of tax and transfer to IMR .................   $ (609)       $ (47,775)
                                                                                   ======        =========

   In 2003, net realized capital losses on bonds consisted of $4,418 gross realized gains and $5,002 gross realized losses. In 2002, net realized capital losses on bonds consisted of $184 gross realized gains and $48,603 gross realized losses. For the years ended December 31, 2003 and 2002, proceeds from the sales of fixed maturity securities were $161,613 and $1,941,307, respectively. During 2002, as part of Inviva's acquisition of the Company, certain investment assets identified by the Inviva were either sold or exchanged for their fair value, and replaced with new securities. These sales resulted in realized losses of $31,647, which are reflected in the above table.

   In 2003 and 2002, gross realized losses included $3,303 and $30,035, respectively, of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

   At December 31, 2003 and 2002, the Company held unrated or less-than-investment grade corporate bonds of $49,411 and $64,158 respectively, with an aggregate fair value of $48,206 and $53,644, respectively. Those holdings amounted to 8.7% and 10.7% of the Company's investments in bonds at December 31, 2003 and 2002, respectively, and 2.9% and 3.4%, of the Company's total admitted assets at December 31, 2003 and 2002, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

INVESTMENT INCOME

   Net investment income for the years ended December 31, 2003 and 2002, including accrual of discount and amortization of premiums, arose from the following sources:

                                                        2003            2002
                                                      --------        --------
Bonds ............................................    $ 36,010        $ 47,943
Preferred stocks .................................         243           5,085
Common stocks ....................................          --              34
Mortgage loans on real estate ....................       1,551           2,058
Policy loans .....................................       1,684            (104)
Cash and short-term investments ..................         460           2,053
Other invested assets ............................          --           2,065
Miscelleaneous investment income .................          24              --
                                                      --------        --------
   Total gross investment income .................      39,972          59,134
Investment expenses ..............................      (1,086)         (1,865)
                                                      --------        --------
Net investment income ............................    $ 38,886        $ 57,269
                                                      ========        ========

   There was no accrued investment income excluded from surplus during 2003. Accrued investment income excluded from surplus at December 31, 2002 amounted to $2 which consists principally of bond interest where collection was not probable.

COMMON STOCKS

   Common stock held by the Company at December 31, 2002 was $10 which was sold in 2003; resulting in a realized gain of $24.

MORTGAGE LOANS

   At December 31, 2003, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 25%, 18% and 17% of the mortgage loan balance was on properties located in Michigan, West Virginia and New York, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

   During 2003, the respective minimum and maximum lending rates for mortgage loans were approximately 9% and 10% for residential, 7% and 11% for commercial loans, and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. There were no interest payments that were overdue as of December 31, 2003. At December 31, 2002, the Company held mortgages aggregating $12, with interest overdue beyond 180 days (excluding accrued interest). During 2003 and 2002, the Company had no impaired mortgage loans.

   During 2003 and 2002, no new mortgage loans were issued and no rates were reduced on existing mortgages. Effective March 26, 2004, the Company sold its credit tenant loans and mortgage loans to Regency Bank for $53,400 at 102.4% premium to face value.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

   The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, our investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

   The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the risk that the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

   There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

   Unrealized losses on fixed maturity securities--by investment age as of December 31, 2003 is as follows:

                                                       LESS THAN 12 MONTHS       12 MONTHS OR MORE            TOTAL
                                                      ----------------------- ----------------------- ---------------------
                                                         NAIC                   NAIC                    NAIC
                                                        MARKET    UNREALIZED   MARKET    UNREALIZED    MARKET    UNREALIZED
                                                         VALUE      LOSSES      VALUE      LOSSES       VALUE      LOSSES
                                                      --------- ------------- --------- ------------- --------- -----------
Fixed maturities:
   U.S. Treasury securities
      and obligations of US
   Government corporations
      and agencies ..............................       $   553      $   (3)    $    --     $    --    $   553      $    (3)
   States and political
      subdivisions ..............................            --          --       1,475         (32)     1,475          (32)
   Corporate Securities .........................        32,675        (775)      9,951      (1,406)    42,626       (2,181)
                                                       --------      ------     ------      -------    -------      -------
   Total debt securities ........................       $33,228      $ (778)    $11,426     $(1,438)   $44,654      $(2,216)
                                                       ========      ======     =======     =======    =======      =======

5.   POLICY AND CLAIM RESERVES

   As of December 31, 2003 and 2002, the Company had $3,527,948 and  $5,398,813,
respectively of individual and group life insurance in force. On $312,206 and $450,162 of insurance in force as of December 31, 2003 and 2002, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,000 and $1,087 at December 31, 2003 and 2002, respectively.

   Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

   GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")--Certain of the Company variable products provide an annuitization benefits equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

5.   POLICY AND CLAIM RESERVES (CONTINUED)

   GUARANTEED MINIMUM DEATH BENEFIT ("GMDB")--These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

   At December 31, 2003, the Company had the following with guaranteed benefits as follows:

BENEFIT AND TYPE OF RISK               SUBJECTED ACCOUNT VALUE              GROSS RESERVE             REINSURANCE RESERVE CREDIT
------------------------               -----------------------              -------------             --------------------------
GMDB                                            $ 946,295                        $31,890                        $17,685
GMIB                                                3,863                             11                             11

   At December 31, 2002, the Company had the following with guaranteed benefits as follows:

BENEFIT AND TYPE OF RISK               SUBJECTED ACCOUNT VALUE              GROSS RESERVE             REINSURANCE RESERVE CREDIT
------------------------               -----------------------              -------------             --------------------------
GMDB                                           $1,048,235                        $39,126                        $27,302
GMIB                                                3,811                             29                             29

   At December 31, 2003, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                             2003
                                                                 -------------------------------
                                                                   AMOUNT             % OF TOTAL
                                                                 ----------           ----------
A. Subject to discretionary withdrawal:
   1. With market value adjustment ...........................   $1,006,126               62.2%
   2. At book value less current surrender charge
      of 5% or more ..........................................       99,214                6.1%
   3. At fair value ..........................................           --                0.0%
                                                                 ----------           ---------
   4. Total with adjustment or at fair value .................    1,105,340               68.3%
   5. At book value without adjustment
      (minimal or no charge or adjustment) ...................      448,793               27.7%
B. Not subject to discretionary withdrawal ...................       63,951                4.0%
                                                                 ----------           ---------
C. Total (gross: direct + assumed) ...........................    1,618,084              100.0%
                                                                 ---------            ---------
D. Reinsurance ceded .........................................        6,536                  --
                                                                 ----------           ---------
E. Total (net)* (C)-(D) ......................................   $1,611,548              100.0%
                                                                 ==========           =========

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments as of December 31, 2003 are as follows:

                                                         CARRYING
                                                           VALUE      FAIR VALUE
                                                         --------     ----------
Bonds ...............................................    $571,081      $599,230
Preferred stocks ....................................       3,345         3,710
Cash and short-term investments .....................      20,804        20,804
Policy loans ........................................      22,843        22,843
Mortgage loans on real estate .......................      18,222        18,265

LIABILITIES
Policy and contract reserves ........................    $619,627      $602,062

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Amounts related to the Company's financial instruments as of December 31, 2002 are as follows:

                                                         CARRYING
                                                           VALUE      FAIR VALUE
                                                         --------     ----------
Bonds .................................................  $600,024      $599,260
Preferred stocks ......................................     3,345         3,254
Common stocks .........................................        10            10
Cash and short-term investments .......................    75,547        75,547
Policy loans ..........................................    22,435        22,435
Mortgage loans on real estate .........................    21,790        22,611

LIABILITIES
Policy and contract reserves ..........................  $692,622      $633,682

   BONDS AND EQUITY SECURITIES--Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

   CASH AND SHORT-TERM INVESTMENTS--The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

   POLICY LOANS--The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

   MORTGAGE LOANS ON REAL ESTATE--Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

   POLICY AND CONTRACT RESERVES--Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

   The fair values of other policyholder liabilities were calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.   REINSURANCE

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

   The Company reinsures 100% of its life and accident and health business to Protective and WNIC (See Note 1). The total reserves transferred under these agreements were $431,558 and $503,678, respectively, as of year end 2003 and 2002. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net to tax.

   The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $17,459 and $26,400 of its $31,889 and $39,126, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation as of year end 2003 and 2002.

   Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2003 and 2002 were approximately ($175) and $500, respectively.

   No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2003 and 2002, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

7.   REINSURANCE (CONTINUED)

   Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:
                                                           2003          2002
                                                         --------      --------
Premiums, annuity and fund deposits ..................   $ 57,972      $ 40,118
Policyholder benefits ................................     59,201        67,653
Change in insurance and annuity reserves .............    (53,658)      464,518
Policy and contract reserves .........................    490,383       544,041

   The Company reinsures certain of its risks with other companies which are accounted for as transfers of risk. For 2003, the Company retains no risk for its life insurance and accident and health contracts. Such contracts were ceded to three reinsurers during 2002 in conjunction with the sale of Conseco Variable Life Insurance Company by Conseco Financial Services to Inviva. Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

   In 2003, the Company did not enter into any new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

   There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2003. The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $23 at December 31, 2002. During 2003 and 2002, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

   The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $250 and $300 as of December 31, 2003 and 2002, respectively):

SHORT DURATION CONTRACTS                         2003                 2002
                                               --------             --------
Direct premiums .............................  $ 12,763             $ 15,113
Reinsurance assumed .........................        --                   30
Reinsurance ceded ...........................    12,763                3,941
                                               --------             --------
Premiums ....................................  $     --             $ 11,202
                                               ========             ========

LONG DURATION CONTRACTS

Direct premiums .............................  $173,445             $333,540
Reinsurance ceded ...........................    37,917               36,177
                                               --------             --------
Premiums ....................................  $135,528             $297,363
                                               ========            =========

   The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no estimated amount of the aggregate reduction in surplus of a unilateral cancellation by the reinsurer as of the date of the financial statements for those agreements in which cancellation results in a net obligation of the Company to the reinsurer and for which such obligation is not presently accrued. The Company held no reinsurance credit for the unilateral cancellation by the reinsurer.

8.   COMMITMENTS AND CONTINGENCIES

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   From November 2003 to present, the Company has been subject to informal investigations by the New York Attorney General's office and the Securities and Exchange Commission regarding potential market timing and late trading activities. While the Company has cooperated in these investigations, it is impossible to predict their outcome and whether or not the Company will incur any loss, material or otherwise. The Company has not established any loss reserves pending the outcome of these investigations.

   On March 12, 2004, the Company received a Wells notice from the Northeast Regional Office of the Securities and Exchange Commissions, advising the Company that the staff was considering recommending to the Commission that a civil injunctive action be filed against the Company alleging various violations of the Securities Act, the Securities and Exchange Act and the Investment Company Act, as well as aiding and abetting violations of the Investment Advisors Act. The staff orally informed the Company that the action was based on

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

8.   COMMITMENTS AND CONTINGENCIES (CONTINUED)

alleged market timing activity that was processed through variable annuity contracts issued by Jefferson National. The New York Attorney General also orally advised the Company that it was considering filing a proceeding under the New York Martin Act based on the same allegations. On March 23, 2004, the Company met with the staff of the SEC and the New York Attorney General to respond to the Wells notice, at which time it presented its views as to why no action was justified against the Company on the facts and law. No decision as to what the respective staffs' recommendation might be was communicated to the Company at that time. The Company is continuing to cooperate with both the SEC staff and the New York Attorney General in their investigations.

   The Company has established a liability for guaranty fund assessments on several insolvencies of $400, as of December 31, 2003 and 2002. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2003 and 2002, the Company has estimated probable recoveries through premium tax credits of $485 and $701, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9.   FEDERAL INCOME TAXES

   For 2002, the Company filed two federal income tax returns. The first return was consolidated return filed by Conseco, Inc. and covered the period January 1, 2002 through September 30, 2002. The Company was subject to a tax sharing agreement as part of the consolidated Conseco tax return filed with the Internal Revenue Service. The tax allocation method was based upon separate return calculations with current credit for net losses subject to certain limitations. The second return included the period October 1, 2002 through December 31, 2002 and was filed a separate life insurance company federal income tax return. The Company will file a separate life insurance company federal income tax return for 2003.

   As of December 31, 2003, the Company had operating loss carryforwards of approximately $6,700, which begin to expire in 2018. As of December 31, 2003, the Company had capital loss carryforwards of approximately $41,100, which begin to expire in 2007.

   The federal income tax payable at December 31, 2002 of $9,259 included $5,989 payable to Conseco and $3,270 payable to the Internal Revenue Service. The federal income tax recoverable at December 31, 2002 of $10,127 included $15,509 receivable from Conseco Life of Texas and $5,382 payable to Conseco.

   Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:
                                                              2003        2002
                                                             -------     -------
Gross deferred tax asset .................................   $34,027     $34,440
Gross deferred tax liabilities ...........................         7          47
                                                             -------     -------
   Sub-Total .............................................    34,020      34,393
Nonadmitted deferred tax assets ..........................    30,617      30,227
                                                             -------     -------
Net deferred tax asset ...................................     3,403       4,166
                                                             -------     -------
   Decrease in non-admitted gross deferred tax asset .....   $   390     $ 3,280
                                                             =======     =======

   The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:


DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN           2003         2002        Change
-------------------------------------------         -------      -------       -------
Net operating loss carryforwards ................   $ 2,355      $    --       $ 2,355
Capital loss carryforward .......................    14,401           --        14,401
Insurance reserves ..............................     1,536        1,894          (358)
Proxy DAC .......................................     2,954        3,832          (878)
Investments .....................................    11,646       17,051        (5,405)
Other ...........................................     1,135        1,506          (371)
                                                    -------      -------       -------
Gross DTAs ......................................    34,027       24,283         9,744
Nonadmitted DTAs ................................    30,617       20,070        10,547
                                                    -------      -------       -------
Net admitted DTA ................................     3,410        4,213          (803)
                                                    =======      =======       =======

DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN           2003         2002        Change
-------------------------------------------         -------      -------       -------
Investment income ...............................        --           40           (40)
Other ...........................................         7            7            --
                                                    -------      -------       -------
Gross DTLs ......................................         7           47           (40)
                                                    =======      =======       =======
Net admitted deferred tax assets ................   $ 3,403      $ 4,166       $  (763)
                                                    =======      =======       =======

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

9.   FEDERAL INCOME TAXES (CONTINUED)

   Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                                                    2003          2002
                                                                                  ---------     --------
Current income tax expense on operating income .................................  $   (792)     $  8,075
Prior year over accrual of tax .................................................    (5,628)       (5,242)
Ceding commission ..............................................................     8,526         2,101
Other ..........................................................................        --           641
                                                                                  --------      --------
Current income taxes incurred ..................................................  $  2,106      $  5,575
                                                                                  ========      ========
   The significant books to tax differences in 2003 are as follows:
                                                                                    100%          35%
                                                                                  ---------     --------
Statutory income before taxes ..................................................  $ 12,069      $  4,224
Reserve adjustment .............................................................       340           119
Deferred acquisition costs .....................................................      (963)         (337)
Ceding commission ..............................................................   (15,835)       (5,542)
IMR ............................................................................    (1,812)         (634)
Other ..........................................................................      (528)         (185)
                                                                                  --------      --------
Total adjustments ..............................................................   (18,798)       (6,579)
                                                                                  --------      --------
Taxable loss from operations ...................................................  $ (6,729)     $ (2,355)
                                                                                  ========      ========

10. RELATED PARTY TRANSACTIONS

   The Company has a service agreement with Inviva, Inc, which covers certain general and administrative expenses and taxes, licenses and fees. During 2003 and 2002, operating expenses of $26,491 and $2,864, respectively, were charged to the Company and are reflected in the accompanying statements of operations. The terms of the settlement require that these amounts be charged at least quarterly and settled within 30 days. Included in the 2003 operating expenses that Inviva charged JNL are $13,295 of non-recurring expenses related to the transition of JNL's operations to Inviva.

   Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2003 under these agreements was $3,304.

   4086 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $128 and $126 in 2003 and 2002, respectively.

   The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

   During 2003 and 2002, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

   The Company had four types of agreements with Conseco affiliates during 2002. All except the agreement with 4086 Mortgage advisors were terminated during 2003. This agreement was terminated effective March 26, 2004 (see Note 4). Conseco Services, LLC provided certain administrative services to the Company at 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. 4086 Investment Advisor (formerly known as Conseco Capital Management, Inc and Conseco Securities, Inc.) provided administrative services in connection with the Company's variable products and provided investment accounting services and managed the Company's investments. Expense incurred under these agreements totaled $2,574 and $23,524 in 2003 and 2002, respectively.

   The Company declared an ordinary dividend in the amount of $7,300 on April 17, 2002 to its previous sole shareholder, Conseco Life Insurance Company of Texas. An extraordinary dividend in the amount of $68,000 was declared on April 18, 2002, subject to the receipt of a ceding commission from the coinsurance of 100% of the Company's life insurance in force to an unaffiliated insurer. The ceding commission in the amount of $49,500 was received on June 28, 2002. The declared dividends totaling $75,300 was paid on October 23, 2002.

   On October 23, 2002, the Company sold certain invested assets to Conseco Health Insurance Company, a former affiliate, for cash in the amount of $25,189 after approval by the Texas Department of Insurance.

   During 2002, the Company recognized an impairment write down in the amount of $16,401 on its investment in collateralized obligations issued by securitization trusts through Conseco Finance Corp. These securities were sold during 2002.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

ANNUAL STATEMENT AS OF DECEMBER 31, 2003
(DOLLARS IN THOUSANDS, EXCEPT IN-FORCE DATA)

--------------------------------------------------------------------------------

11. SEPARATE ACCOUNTS

   Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

   Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the year ended December 31, are as follows:

                                                                          2003                                 2002
                                                            --------------------------------      ----------------------------
                                                              SEPARATE                             SEPARATE
                                                              ACCOUNTS             NON-            ACCOUNTS           NON-
                                                                WITH            GUARANTEED           WITH          GUARANTEED
                                                             GUARANTEES          SEPARATE         GUARANTEES        SEPARATE
                                                               INDEXED           ACCOUNTS           INDEXED         ACCOUNTS
                                                            ------------      --------------      -----------    -------------
Premiums, deposits and other considerations ................  $    179          $  120,884          $    44        $  255,664
                                                              ========          ==========          =======        ==========
For accounts with assets at:
Market value ...............................................  $  1,509          $1,005,033          $ 1,355        $1,075,492
                                                              ========          ==========          =======        ==========
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment ...............................  $  1,509          $       --          $ 1,355        $       --
At market value ............................................        --           1,001,746               --         1,072,219
                                                              --------          ----------          -------        ----------
Subtotal ...................................................     1,509           1,001,746            1,355         1,072,219
   Not subject to discretionary withdrawal .................        --               3,287               --             3,273
                                                              --------          ----------          -------        ----------
Total separate account liabilities .........................  $  1,509          $1,005,033          $ 1,355        $1,075,492
                                                              ========          ==========          =======        ==========

   Amounts transferred to and from non-guaranteed separate accounts in the Statement of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:
                                                          2003           2002
                                                       ---------      ---------
Transfers to Separate Accounts .....................   $ 118,853      $ 256,874
Transfers from Separate Accounts ...................     413,010        462,904
                                                       ---------      ---------
Net transfers from Separate Accounts ...............   $(294,157)     $(206,030)
                                                       =========      =========

12. EMPLOYEE BENEFITS

   The Company provides certain health care and life insurance benefits ("postretirement benefits") for currently retired employees only. Health care benefits for retirees under age 65 are generally the same as indemnity benefits offered to active employees; health care benefits coordinate with Medicare benefits for retirees 65 and older. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested.

   The liabilities for these unfunded plans are included in general expenses due and accrued.

   A summary of obligations and assumptions of the Postretirement Benefit plans is as follows at December 31, 2003 and 2002:

CHANGE IN BENEFIT OBLIGATION                                    2003     2002
                                                              --------  --------
a. Benefit obligation at the beginning of the year ........     $662      $630
b. Service cost ...........................................       --        --
c. Interest cost ..........................................       53        50
d. Contribution by plan participants ......................        2         2
e. Actuarial gain .........................................      (79)      (10)
f. Benefits paid ..........................................      (10)      (10)
                                                                ----      ----
g. Benefit obligation at the end of the year ..............     $628      $662
                                                                ====      ====

   The discount rate used in determining the accumulated post retirement benefit obligations was 8.0%

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONCLUDED)

ANNUAL STATEMENT AS OF DECEMBER 31, 2003
(DOLLARS IN THOUSANDS, EXCEPT IN-FORCE DATA)

--------------------------------------------------------------------------------

12. EMPLOYEE BENEFITS (CONTINUED)

   The assumed health care cost trend rate was 12% graded to 5% over 12 years. A 1% change in the assumed health care cost trend rate would have the following effects:

                                                                    1% INCREASE     1% DECREASE
                                                                   -------------   -------------
a. Effect on total of service and interest cost component .......            17            (13)
b. Effect on postretirement benefit obligation ..................            20            (16)

13. CAPITAL AND SURPLUS

   The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2003 was $9,963. Statutory surplus as regards policyholders as of December 31, 2003 was $55,525. The maximum dividend payout which may be made without prior approval in 2004 is $9,963.

   As allowed by the Texas Department of Insurance, effective with the filing of its 2003 annual statement, the Company has restated its surplus account balances to reflect an unassigned surplus balance as of December 31, 2002 of $0, a $32,038 increase from the balance filed on its 2002 audited financial statements. This increase is offset by a corresponding adjustment to paid-in-surplus. The effect of those adjustments does not change total capital and surplus but better reflects the ongoing results of the Company subsequent to its acquisition by Inviva, Inc. in 2002.

   Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003 and 2002, respectively, the Company meets its RBC requirements.

14. RECONCILIATION TO STATUTORY ANNUAL STATEMENT

   The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements:

                                                                             CAPITAL AND     NET INCOME
                                                                               SURPLUS       YEAR ENDED
                                                                             DECEMBER 31,    DECEMBER 31,
                                                                                 2002            2002
                                                                             ------------    ------------
As reported in Annual Statement ...........................................    $ 61,586        $ (19,475)
Deduct nonadmitted receivable from affiliate-capital contribution .........      (7,500)             --
Decrease in insurance annuity reserves ....................................       1,000            1,000
Decrease other miscellaneous ..............................................         106              106
Decrease in ceding commission income recognized ...........................         --           (11,660)
                                                                               --------        ---------
Total as reported in the accompanying audited statutory-basis
   balance sheet ..........................................................    $ 55,192        $ (30,029)
                                                                               ========        =========

   The Company recorded a receivable from its parent, Inviva, as a capital contribution at December 31, 2002. This amount was collected in March 2003. Under NAIC SAP capital contribution receivables not collected by the date on which the annual statement is filed, must be non-admitted. Following correspondence during March 2003 with the Texas Department of Insurance, it was agreed that restatement and refilling of the Annual Statement was not required for this item.

   Other miscellaneous is comprised of the following adjustments: policy loans, accrued interest and expenses, reinsurance recoverables, other-than temporary impairments, current tax expenses, deferred tax assets, non-admitted deferred tax assets and other post-retirement benefits.

   In 2003, there is no adjustment from the filing of the Company's annual statement on February 29, 2004 to these financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2003

                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2003

==================================================================================================================================
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E                                                                                     PAGE
Statement of Assets and Liabilities as of December 31, 2003................................................................      2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2003......................      7
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2002......................     19
Notes to Financial Statements..............................................................................................     29
Report of Independent Auditors ............................................................................................     43

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

==================================================================================================================================
                                                                                               SHARES         COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
   40|86 Series Trust (formerly Conseco Series Trust):
     Balanced Portfolio ...............................................................     1,173,411.8  $16,088,183   $14,491,635
     Equity Portfolio .................................................................     1,454,166.2   30,686,583    29,694,075
     Fixed Income Portfolio ...........................................................       780,673.1    7,738,242     7,869,185
     Focus 20 Portfolio................................................................       129,507.2      379,123       433,849
     Government Securities Portfolio ..................................................       465,536.5    5,596,562     5,446,777
     High Yield Portfolio..............................................................       151,956.8    1,511,995     1,600,107
     Money Market Portfolio ...........................................................     6,101,981.1    6,101,981     6,101,981
   AIM Variable Insurance Fund:
     Basic Value Fund..................................................................         4,148.6       41,085        44,016
     Mid Cap Core Equity Fund Series II................................................         3,918.8       44,545        47,065
   The Alger American Fund:
     Growth Portfolio .................................................................       264,658.2   11,504,476     8,810,472
     Leveraged AllCap Portfolio .......................................................       361,960.4   11,844,525    10,167,467
     MidCap Growth Portfolio...........................................................       234,140.1    3,695,993     4,308,178
     Small Capitalization Portfolio ...................................................       175,425.5    2,594,549     3,048,897
   Alliance Variable Products Series, Inc.:
     Growth and Income  Portfolio......................................................         8,329.3      166,244       181,579
   American Century Variable Portfolios, Inc:
     Income and Growth Fund............................................................       251,847.6    1,369,436     1,654,639
     International Fund................................................................       121,004.7      735,127       778,060
     Value Fund........................................................................       585,012.2    3,989,914     4,557,243
   The Dreyfus Socially Responsible Growth Fund, Inc...................................       173,304.8    5,870,103     4,122,921
   Dreyfus Stock Index Fund ...........................................................       903,023.6   29,495,234    25,663,937
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ......................................................        57,299.5      998,791     1,126,507
     International Value Portfolio ....................................................       157,462.3    1,925,027     2,132,039
   Federated Insurance Series:
     Capital Income Fund II (formerly Utility Fund II).................................       165,884.6    1,409,527     1,400,064
     High Income Bond Fund II .........................................................       275,565.8    1,972,473     2,201,771
     International Equity Fund II .....................................................        98,739.8      979,407     1,144,395
   First American Insurance Portfolios:
     Large Cap Growth Portfolio........................................................         5,806.0       26,450        28,624
     Mid Cap Growth Portfolio..........................................................         8,065.9       52,724        58,639
   Invesco Variable Investment Funds, Inc:
     Core Equity Fund..................................................................        48,566.4      794,042       869,823
     Financial Services Fund...........................................................        16,035.8      198,716       217,125
     Health Sciences Fund..............................................................        12,260.2      193,482       215,411
     High Yield Fund...................................................................        61,698.7      451,478       489,272
     Real Estate Opportunity Fund......................................................        76,700.1      861,721     1,099,880
     Technology Fund...................................................................        10,983.1      121,920       130,369
     Telecommunications Fund...........................................................         3,441.7       10,014        12,665
   Janus Aspen Series:
     Growth Portfolio .................................................................       775,942.5   18,841,800    14,921,380
     Growth and Income  Portfolio......................................................       207,316.0    2,466,213     2,933,521
     International Growth Portfolio....................................................         7,911.5      142,293       182,438
     Mid Cap Growth Portfolio (formerly Aggressive Growth).............................       432,964.2   16,840,160     9,265,427
     Worldwide Growth Portfolio .......................................................       749,458.2   26,133,751    19,351,008
   Lazard Retirement Series, Inc:
     Equity Portfolio..................................................................        27,586.2      233,704       266,759
     Small Cap Portfolio...............................................................       270,668.0    3,331,933     3,981,526
   Lord Abbett Series Fund, Inc:
     America's Value Portfolio.........................................................           695.4        7,909         8,393
     Growth and Income Portfolio.......................................................       224,939.3    4,825,050     5,515,510

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

DECEMBER 31, 2003

==================================================================================================================================
                                                                                               SHARES         COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Investments in portfolio shares (continued):
   Neuberger Berman Advisers Management Trust:
     Fasciano Portfolio (Class S)......................................................           595.3  $     6,781   $     7,382
     Limited Maturity Bond Portfolio...................................................       193,334.7    2,604,230     2,552,016
     Midcap Growth Portfolio...........................................................         5,489.4       74,248        84,153
     Partners Portfolio................................................................       122,936.4    1,490,485     1,893,220
     Regency Portfolio.................................................................           173.7        2,100         2,100
   PIMCO Variable Insurance Trust:
     Real Return Fund..................................................................         6,482.3       80,642        80,122
     Total Return Fund.................................................................        31,988.5      327,716       331,401
   Pioneer Variable Contracts Trust, Class II Shares:
     Equity Income Portfolio...........................................................       103,399.4    1,782,876     1,880,834
     Europe Portfolio..................................................................         1,221.3        9,783        10,857
     Fund Portfolio....................................................................        21,333.7      367,409       398,087
   Royce Capital Fund:
     Micro-Cap Portfolio...............................................................        24,873.8      257,565       271,125
     Small-Cap Portfolio...............................................................        24,280.8      180,286       184,292
   Rydex Variable Trust:
     Juno Fund.........................................................................           163.2        4,345         4,050
     Medius Fund.......................................................................         1,156.8       30,203        28,620
     Mekros Fund.......................................................................         3,389.5      107,969       100,838
     Nova Fund.........................................................................        73,658.3      496,952       531,077
     OTC Fund .........................................................................       162,778.4    1,783,067     2,142,163
     Sector Rotation Fund..............................................................         1,950.9       19,419        19,665
     Ursa Fund.........................................................................           261.4        1,626         1,511
     U.S. Government Bond Fund.........................................................           124.5        1,456         1,452
     U.S. Government Money Market Fund.................................................     1,192,022.8    1,192,023     1,192,022
   Seligman Portfolios, Inc.: (Class 2 shares)
     Communications and Information Portfolio..........................................        51,361.8      590,800       591,174
     Global Technology Portfolio.......................................................        20,094.8      269,793       241,137
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II............................................................       202,302.5    3,302,075     2,777,614
   Strong Opportunity Fund II, Inc ....................................................       160,541.3    2,803,309     3,048,677
   Third Avenue Variable Series Trust:
     Variable Annuity Trust............................................................         6,420.2      126,313       134,568
   LEVCO Series Trust:
     LEVCO Equity Value Fund...........................................................         1,672.4       16,273        16,791
   Van Eck Worldwide Insurance Trust:
     Worldwide Absolute Return Fund....................................................        42,679.8      418,522       427,651
     Worldwide Bond Fund ..............................................................        55,350.3      632,230       736,712
     Worldwide Emerging Markets Fund...................................................        92,876.2      918,855     1,128,447
     Worldwide Hard Assets Fund .......................................................       107,297.2    1,094,004     1,595,509
     Worldwide Real Estate Fund .......................................................        42,577.0      460,972       563,719
   Variable Insurance Funds:
     Choice Market Neutral Funds.......................................................           443.4        4,547         4,546
----------------------------------------------------------------------------------------------------------------------------------
       Total investments in portfolio shares........................................................................   219,558,161
Receivables:
     Amounts due from Jefferson National Life Insurance Company.....................................................       105,884
----------------------------------------------------------------------------------------------------------------------------------
           Total assets.............................................................................................  $219,664,045
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

DECEMBER 31, 2003

==================================================================================================================================
                                                                                                UNITS      UNIT VALUE       VALUE
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   40|86 Series Trust (formerly Conseco Series Trust):
     Balanced Portfolio ...............................................................     5,138,649.6  $  2.819013   $14,485,920
     Equity Portfolio..................................................................     7,053,367.4     4.208755    29,685,895
     Fixed Income Portfolio............................................................     4,518,532.3     1.740231     7,863,290
     Focus 20 Portfolio................................................................     1,347,636.6     0.318707       429,501
     Government Securities Portfolio ..................................................     3,457,296.6     1.574807     5,444,575
     High Yield........................................................................     1,177,712.8     1.358656     1,600,107
     Money Market Portfolio............................................................     4,704,958.6     1.296201     6,098,572
   AIM Variable Insurance Fund
     Basic Value Fund..................................................................        34,087.6     1.291266        44,016
     Mid Cap Core Equity Fund Series II................................................        37,942.6     1.240428        47,065
   Alger American Fund:
     Growth Portfolio..................................................................     5,490,457.3     1.603652     8,804,783
     Leveraged AllCap Portfolio .......................................................     3,809,711.6     2.668643    10,166,760
     MidCap Growth Portfolio...........................................................     2,293,620.2     1.878331     4,308,178
     Small Capitalization Portfolio ...................................................     2,700,454.9     1.129031     3,048,897
   Alliance Variable Products Series Fund, Inc.:
     Growth and Income Portfolio ......................................................       176,109.3     1.031056       181,579
   American Century Variable Portfolios, Inc:
     Income and Growth Fund............................................................     1,626,585.7     1.017247     1,654,639
     International Fund................................................................       680,514.2     1.143341       778,060
     Value Fund........................................................................     2,590,335.9     1.759325     4,557,243
   The Dreyfus Socially Responsible Growth Fund, Inc ..................................     2,430,172.2     1.696555     4,122,921
   Dreyfus Stock Index Fund ...........................................................    12,398,599.1     2.069833    25,663,030
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ......................................................     1,263,284.5     0.891729     1,126,507
     International Value Portfolio ....................................................     1,899,217.9     1.122588     2,132,039
   Federated Insurance Series:
     Capital Income Fund II (formerly Utility Fund II).................................     1,182,608.6     1.183878     1,400,064
     High Income Bond Fund II..........................................................     1,476,602.5     1.489491     2,199,386
     International Equity Fund II .....................................................       810,955.9     1.411168     1,144,395
   First American Insurance Portfolios:
     Large Cap Growth Portfolio........................................................        41,346.7     0.692287        28,624
     Mid Cap Growth Portfolio..........................................................        75,697.2     0.774649        58,639
   Invesco Variable Investment Funds, Inc:
     Core Equity Fund..................................................................       833,722.2     1.043301       869,823
     Financial Services Fund...........................................................       208,954.7     1.039102       217,125
     Health Sciences Fund..............................................................       224,402.0     0.959933       215,411
     High Yield Fund...................................................................       545,194.9     0.897425       489,272
     Real Estate Opportunity Fund......................................................       757,670.3     1.451660     1,099,880
     Technology Fund...................................................................       239,909.4     0.543410       130,369
     Telecommunications Fund...........................................................        34,159.7     0.370770        12,665
   Janus Aspen Series:
     Growth Portfolio .................................................................     8,086,184.9     1.845293    14,921,380
     Growth and Income Portfolio ......................................................     2,389,778.4     1.226610     2,931,326
     International Growth Portfolio....................................................       126,362.0     1.443775       182,438
     Mid Cap Growth Portfolio (formerly Aggressive Growth).............................     5,532,850.1     1.674621     9,265,427
     Worldwide Growth Portfolio .......................................................     8,851,812.1     2.186107    19,351,008
   Lazard Retirement Series, Inc:
     Equity Portfolio..................................................................       261,082.1     1.021742       266,759
     Small Cap Portfolio...............................................................     2,927,485.3     1.360050     3,981,526
   Lord Abbett Series Fund, Inc:
     American's Value Portfolio........................................................         6,871.0     1.221542         8,393
     Growth and Income Portfolio.......................................................     4,343,974.4     1.268167     5,508,885

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

DECEMBER 31, 2003

==================================================================================================================================
                                                                                                UNITS      UNIT VALUE       VALUE
----------------------------------------------------------------------------------------------------------------------------------
   Neuberger Berman Advisers Management Trust:
     Fasciano Portfolio................................................................         5,886.6  $  1.254098   $     7,382
     Limited Maturity Bond Portfolio...................................................     2,004,253.3     1.273300     2,552,016
     Midcap Growth Portfolio...........................................................       111,071.7     0.757644        84,153
     Partners Portfolio................................................................     1,478,539.9     1.278974     1,891,014
     Regency Portfolio.................................................................         1,611.6     1.303275         2,100
   PIMCO Variable Insurance Trust:
     Real Return Fund..................................................................        76,188.9     1.051617        80,122
     Total Return Fund.................................................................       327,734.3     1.011187       331,401
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio...........................................................     2,058,221.4     0.913815     1,880,834
     Europe Portfolio..................................................................        13,823.6     0.785431        10,857
     Fund Portfolio....................................................................       468,539.8     0.849634       398,087
   Royce Capital Fund
     Micro-Cap Portfolio...............................................................       183,716.4     1.475779       271,125
     Small-Cap Portfolio...............................................................       132,303.6     1.392944       184,292
   Rydex Variable Trust:
     Juno Fund.........................................................................         4,117.8     0.983519         4,050
     Medius Fund.......................................................................        19,304.3     1.482550        28,620
     Mekros Fund.......................................................................        63,747.9     1.581830       100,838
     Nova Fund.........................................................................        53,524.6     9.922102       531,077
     OTC Fund .........................................................................       164,052.0    13.057830     2,142,163
     Sector Rotation Fund..............................................................        15,734.6     1.249795        19,665
     Ursa Fund.........................................................................         1,884.4     0.801943         1,511
     U.S. Government Bond..............................................................         1,502.3     0.966764         1,452
     U.S. Government Money Market Fund.................................................     1,215,159.5     0.980959     1,192,022
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio..........................................     1,152,675.8     0.512871       591,174
     Global Technology Portfolio.......................................................       517,644.6     0.465836       241,137
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II............................................................     1,969,025.8     1.409253     2,774,856
   Strong Opportunity Fund II, Inc ....................................................     1,710,265.0     1.782576     3,048,677
   Third Avenue Variable Series Trust:
     Variable Annuity Trust............................................................        97,909.7     1.374407       134,568
   LEVCO Series Trust:
     LEVCO Equity Value Fund...........................................................        15,400.1     1.090298        16,791
   Van Eck Worldwide Insurance Trust:
     Worldwide Absolute Return Fund....................................................       430,824.2     0.992635       427,651
     Worldwide Bond Fund ..............................................................       533,951.0     1.379737       736,712
     Worldwide Emerging Markets Fund ..................................................     1,099,798.2     1.026049     1,128,447
     Worldwide Hard Assets Fund........................................................     1,214,698.8     1.313502     1,595,509
     Worldwide Real Estate Fund .......................................................       451,300.3     1.249099       563,719
   Variable Insurance Funds
     Choice Market Neutral Fund........................................................         4,476.9     1.015425         4,546
----------------------------------------------------------------------------------------------------------------------------------
       Net assets attributed to contract owners' deferred annuity reserves..........................................  $219,504,940
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

DECEMBER 31, 2003

==================================================================================================================================
                                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred annuity reserves ..............................................  $219,504,940
----------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
     40|86 Series Trust (formerly Conseco Series Trust)
       Balanced Portfolio...........................................................................................        17,724
       Equity Portfolio.............................................................................................        23,908
       Fixed Income Portfolio.......................................................................................        26,598
       Focus 20 Portfolio...........................................................................................        12,115
       Government Securities Portfolio .............................................................................        10,085
       Money Market Portfolio.......................................................................................         5,707
     Alger American Fund:
       Growth Portfolio.............................................................................................        15,778
       Leveraged AllCap Portfolio ..................................................................................         2,504
     Dreyfus Stock Index Fund ......................................................................................         3,228
     Federated Insurance Series:
       High Income Bond Fund II ....................................................................................         1,363
     Janus Aspen Series:
       Growth and Income Portfolio..................................................................................         6,946
     Lord Abbett Series Fund, Inc:
       Growth and Income Portfolio..................................................................................        18,336
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio...........................................................................................         1,253
     Strong Variable Insurance Funds, Inc:
       Mid Cap Growth Fund II.......................................................................................        13,560
----------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves.......................................       159,105
----------------------------------------------------------------------------------------------------------------------------------
           Net assets...............................................................................................  $219,664,045
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                 40|86 SERIES TRUST PORTFOLIOS (A)
                                                                 ==================================================================
                                                                                                FIXED                    GOVERNMENT
                                                                   BALANCED       EQUITY        INCOME      FOCUS 20     SECURITIES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $   310,337   $    66,559   $   422,503  $        --   $   211,378
Expenses:
   Mortality and expense risk fees, net .......................      156,290       306,815       104,760        3,140        71,207
   Administrative fees ........................................       33,976        66,699        22,774          683        15,480
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................      190,266       373,514       127,534        3,823        86,687
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................      120,071      (306,955)      294,969       (3,823)      124,691
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................     (530,209)   (1,302,794)       51,292       24,699        (7,949)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --        41,107
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................     (530,209)   (1,302,794)       51,292       24,699        33,158
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................    3,076,842     9,752,717       338,668       69,088      (169,555)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..  $ 2,666,704   $ 8,142,968   $   684,929  $    89,964   $   (11,706)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                 40|86 SERIES TRUST PORTFOLIOS (A)
                                                                 ==================================================================
                                                                                                FIXED                    GOVERNMENT
                                                                   BALANCED       EQUITY        INCOME      FOCUS 20     SECURITIES
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $   120,071   $  (306,955)  $   294,969  $    (3,823)  $   124,691
   Net realized gain (loss) on investments in portfolio shares      (530,209)   (1,302,794)       51,292       24,699        33,158
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................    3,076,842     9,752,717       338,668       69,088      (169,555)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..    2,666,704     8,142,968       684,929       89,964       (11,706)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      802,843     1,560,275       620,819       56,911       742,881
   Contract redemptions .......................................   (2,158,525)   (4,333,532)   (1,921,377)     (50,351)   (1,236,549)
   Net transfers ..............................................     (100,720)   (1,055,597)   (1,013,764)     220,114        43,524
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................   (1,456,402)   (3,828,854)   (2,314,322)     226,674      (450,144)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................    1,210,302     4,314,114    (1,629,393)     316,638      (461,850)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................   13,293,342    25,395,689     9,519,281      124,978     5,916,510
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..........................  $14,503,644   $29,709,803   $ 7,889,888  $   441,616   $ 5,454,660
===================================================================================================================================

Notes:
(a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
(b)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                          ALLIANCE
                                                                                                                          VARIABLE
     40|86 SERIES TRUST                AIM VARIABLE                                                                       PRODUCTS
 PORTFOLIOS (CONTINUED) (A)          INSURANCE FUNDS                        THE ALGER AMERICAN FUNDS                       SERIES
===========================   ============================  =========================================================   ===========
    HIGH           MONEY         BASIC         MID CAP                      LEVERAGED       MIDCAP          SMALL        GROWTH AND
    YIELD         MARKET       VALUE (B)   CORE EQUITY (B)     GROWTH         ALLCAP        GROWTH     CAPITALIZATION      INCOME
===================================================================================================================================
$    64,738    $    60,359    $        --    $        --    $        --    $        --    $        --    $        --    $     1,372

     11,269        109,243            101            102         92,717        102,035         41,166         29,267          1,400
      2,450         23,748             22             22         20,156         22,182          8,949          6,362            304
-----------------------------------------------------------------------------------------------------------------------------------
     13,719        132,991            123            124        112,873        124,217         50,115         35,629          1,704
-----------------------------------------------------------------------------------------------------------------------------------
     51,019        (72,632)          (123)          (124)      (112,873)      (124,217)       (50,115)       (35,629)          (332)
-----------------------------------------------------------------------------------------------------------------------------------

     98,619             --             93             40     (1,360,989)    (2,565,655)      (203,232)        (5,858)        (5,510)

         --             --             --            270             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     98,619             --             93            310     (1,360,989)    (2,565,655)      (203,232)        (5,858)        (5,510)
-----------------------------------------------------------------------------------------------------------------------------------

     55,125             --          2,931          2,521      3,816,809      5,144,468      1,655,171        907,671         40,318
-----------------------------------------------------------------------------------------------------------------------------------
$   204,763    $   (72,632)   $     2,901    $     2,707    $ 2,342,947    $ 2,454,596    $ 1,401,824    $   866,184    $    34,476
===================================================================================================================================

                                                                                                                          ALLIANCE
                                                                                                                          VARIABLE
     40|86 SERIES TRUST                AIM VARIABLE                                                                       PRODUCTS
 PORTFOLIOS (CONTINUED) (A)          INSURANCE FUNDS                        THE ALGER AMERICAN FUNDS                       SERIES
===========================   ============================  =========================================================   ===========
    HIGH           MONEY         BASIC         MID CAP                      LEVERAGED       MIDCAP          SMALL        GROWTH AND
    YIELD         MARKET       VALUE (B)   CORE EQUITY (B)     GROWTH         ALLCAP        GROWTH     CAPITALIZATION      INCOME
===================================================================================================================================
$    51,019    $   (72,632)   $      (123)   $      (124)   $  (112,873)   $  (124,217)   $   (50,115)   $   (35,629)   $      (332)
     98,619             --             93            310     (1,360,989)    (2,565,655)      (203,232)        (5,858)        (5,510)

     55,125             --          2,931          2,521      3,816,809      5,144,468      1,655,171        907,671         40,318
-----------------------------------------------------------------------------------------------------------------------------------
    204,763        (72,632)         2,901          2,707      2,342,947      2,454,596      1,401,824        866,184         34,476
-----------------------------------------------------------------------------------------------------------------------------------

     57,244        509,013            596            654        742,350        934,226        320,970        201,296          7,156
   (196,394)    (4,176,206)        (2,987)          (444)    (1,398,604)    (1,240,827)      (541,831)      (423,462)       (45,532)
    715,343     (1,622,021)        43,506         44,148       (270,903)        81,214        325,040        110,976         75,547
-----------------------------------------------------------------------------------------------------------------------------------

    576,193     (5,289,214)        41,115         44,358       (927,157)      (225,387)       104,179       (111,190)        37,171
-----------------------------------------------------------------------------------------------------------------------------------
    780,956     (5,361,846)        44,016         47,065      1,415,790      2,229,209      1,506,003        754,994         71,647
-----------------------------------------------------------------------------------------------------------------------------------
    819,151     11,466,125             --             --      7,404,771      7,940,055      2,802,175      2,293,903        109,932
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,600,107    $ 6,104,279    $    44,016    $    47,065    $ 8,820,561    $10,169,264    $ 4,308,178    $ 3,048,897    $   181,579
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            AMERICAN CENTURY                BERGER INSTITUTIONAL
                                                                           VARIABLE PORTFOLIOS                 PRODUCTS TRUST
                                                                 =======================================  =========================
                                                                  INCOME AND                                              INTERNA-
                                                                    GROWTH    INTERNATIONAL      VALUE    GROWTH (A)     TIONAL (A)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $    17,894   $     4,806   $    44,502  $       845   $     1,222
Expenses:
   Mortality and expense risk fees, net .......................       15,749         7,213        47,049        2,618           241
   Administrative fees ........................................        3,424         1,568        10,228          569            53
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................       19,173         8,781        57,277        3,187           294
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................       (1,279)       (3,975)      (12,775)      (2,342)          928
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................      (66,997)      (62,156)      (54,185)  (1,636,617)      (37,044)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................      (66,997)      (62,156)      (54,185)  (1,636,617)      (37,044)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................      408,213       197,222     1,081,731    1,673,348        21,598
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..  $   339,937   $   131,091   $ 1,014,771  $    34,389   $   (14,518)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            AMERICAN CENTURY                BERGER INSTITUTIONAL
                                                                           VARIABLE PORTFOLIOS                 PRODUCTS TRUST
                                                                 =======================================  =========================
                                                                  INCOME AND                                              INTERNA-
                                                                    GROWTH    INTERNATIONAL      VALUE    GROWTH (A)     TIONAL (A)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $    (1,279)  $    (3,975)  $   (12,775) $    (2,342)  $       928
   Net realized gain (loss) on investments in portfolio shares       (66,997)      (62,156)      (54,185)  (1,636,617)      (37,044)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................      408,213       197,222     1,081,731    1,673,348        21,598
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..      339,937       131,091     1,014,771       34,389       (14,518)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........       91,097        44,654       402,792       34,527         2,633
   Contract redemptions .......................................     (132,878)      (47,761)     (705,864)     (18,239)       (1,516)
   Net transfers ..............................................      129,946         9,228      (131,189)  (1,105,553)      (90,307)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................       88,165         6,121      (434,261)  (1,089,265)      (89,190)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................      428,102       137,212       580,510   (1,054,876)     (103,708)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    1,226,537       640,848     3,976,733    1,054,876       103,708
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................  $ 1,654,639   $   778,060   $ 4,557,243  $        --   $        --
===================================================================================================================================

Notes:
(a) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
      Berger IPT Growth to Janus Aspen Growth
      Berger IPT Large Cap Growth to Janus Aspen Growth and Income
      Berger IPT International  to Janus Aspen International Growth
(b) For the period January 1, 2003 through March 31, 2003 (termination of fund).
(c)   Formerly Federated Utility II prior to its name change effective May 1,
      2003.

   The accompanying notes are an integral part of these financial statements.

   BERGER INSTITUTIONAL                                          DREYFUS VARIABLE
PRODUCTS TRUST (CONTINUED)                                        INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
==========================                                  ===========================  ===========================================
                                DREYFUS
                   SMALL       SOCIALLY        DREYFUS                                                      HIGH
  LARGE CAP       COMPANY     RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME      INTERNATIONAL
 GROWTH (A)     GROWTH (B)      GROWTH          INDEX          STOCK          VALUE      INCOME II (C)     BOND II       EQUITY II
===================================================================================================================================
$     2,185    $        --    $     4,196    $   348,815    $     8,632    $    19,719    $    90,628    $   169,392    $        --

      6,269          2,554         42,438        271,285         10,566         16,783         15,933         26,708          9,944
      1,363            556          9,226         58,975          2,297          3,649          3,464          5,806          2,162
-----------------------------------------------------------------------------------------------------------------------------------
      7,632          3,110         51,664        330,260         12,863         20,432         19,397         32,514         12,106
-----------------------------------------------------------------------------------------------------------------------------------
     (5,447)        (3,110)       (47,468)        18,555         (4,231)          (713)        71,231        136,878        (12,106)
-----------------------------------------------------------------------------------------------------------------------------------

 (2,243,469)      (971,459)      (396,470)    (1,800,860)         9,078         58,324       (575,822)        78,666       (104,051)

         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
 (2,243,469)      (971,459)      (396,470)    (1,800,860)         9,078         58,324       (575,822)        78,666       (104,051)
-----------------------------------------------------------------------------------------------------------------------------------

  2,337,036        904,311      1,254,271      7,412,616        184,219        430,607        729,741        216,725        368,493
-----------------------------------------------------------------------------------------------------------------------------------
$    88,120    $   (70,258)   $   810,333    $ 5,630,311    $   189,066    $   488,218    $   225,150    $   432,269    $   252,336
===================================================================================================================================

   BERGER INSTITUTIONAL                                          DREYFUS VARIABLE
PRODUCTS TRUST (CONTINUED)                                        INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
==========================                                  ===========================  ===========================================
                                DREYFUS
                   SMALL       SOCIALLY        DREYFUS                                                      HIGH
  LARGE CAP       COMPANY     RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME      INTERNATIONAL
 GROWTH (A)     GROWTH (B)      GROWTH          INDEX          STOCK          VALUE      INCOME II (C)     BOND II       EQUITY II
===================================================================================================================================
$    (5,447)   $    (3,110)   $   (47,468)   $    18,555    $    (4,231)   $      (713)   $    71,231    $   136,878    $   (12,106)
 (2,243,469)      (971,459)      (396,470)    (1,800,860)         9,078         58,324       (575,822)        78,666       (104,051)

  2,337,036        904,311      1,254,271      7,412,616        184,219        430,607        729,741        216,725        368,493
-----------------------------------------------------------------------------------------------------------------------------------
     88,120        (70,258)       810,333      5,630,311        189,066        488,218        225,150        432,269        252,336
-----------------------------------------------------------------------------------------------------------------------------------

     75,554          1,206        315,309      2,182,199         31,407         71,589         42,500         86,445         37,486
   (108,927)       (37,893)      (398,782)    (4,448,894)      (197,410)      (453,436)      (228,289)      (403,617)      (206,657)
 (2,644,505)      (888,031)      (150,185)      (909,090)       406,279        828,167       (433,783)      (506,325)       263,616
-----------------------------------------------------------------------------------------------------------------------------------

 (2,677,878)      (924,718)      (233,658)    (3,175,785)       240,276        446,320       (619,572)      (823,497)        94,445
-----------------------------------------------------------------------------------------------------------------------------------
 (2,589,758)      (994,976)       576,675      2,454,526        429,342        934,538       (394,422)      (391,228)       346,781
-----------------------------------------------------------------------------------------------------------------------------------
  2,589,758        994,976      3,546,246     23,211,732        697,165      1,197,501      1,794,486      2,591,977        797,614
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $        --    $ 4,122,921    $25,666,258    $ 1,126,507    $ 2,132,039    $ 1,400,064    $ 2,200,749    $ 1,144,395
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                  FEDERATED
                                                                  INSURANCE          FIRST AMERICAN            INVESCO VARIABLE
                                                             SERIES (CONTINUED)   INSURANCE PORTFOLIOS         INVESTMENT FUNDS
                                                             ================== ========================  =========================
                                                                INTERNATIONAL
                                                                    SMALL        LARGE CAP      MID CAP       CORE       FINANCIAL
                                                               COMPANY II (A)     GROWTH        GROWTH       EQUITY      SERVICES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $        --   $        --   $        --  $     9,273   $       652
Expenses:
   Mortality and expense risk fees, net .......................          367           186           311       11,628         1,564
   Administrative fees ........................................           79            40            68        2,528           340
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................          446           226           379       14,156         1,904
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................         (446)         (226)         (379)      (4,883)       (1,252)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of
       investments in portfolio shares ........................       10,592         1,316          (818)     (10,500)        1,430
     Net realized short-term capital gain distributions
       from investments in portfolio shares ...................           --            --            --           --            --
     Net realized long-term capital gain distributions
       from investments in portfolio shares ...................           --            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................       10,592         1,316          (818)     (10,500)        1,430
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................        3,379         2,735         8,462      212,425        35,046
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..  $    13,525   $     3,825   $     7,265  $   197,042   $    35,224
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                  FEDERATED
                                                                  INSURANCE          FIRST AMERICAN            INVESCO VARIABLE
                                                             SERIES (CONTINUED)   INSURANCE PORTFOLIOS         INVESTMENT FUNDS
                                                             ================== ========================  =========================
                                                                INTERNATIONAL
                                                                    SMALL        LARGE CAP      MID CAP       CORE       FINANCIAL
                                                               COMPANY II (A)     GROWTH        GROWTH       EQUITY      SERVICES
===================================================================================================================================
Changes from operations:
     Net investment income (expense) ..........................  $      (446)  $      (226)  $      (379) $    (4,883)  $    (1,252)
     Net realized gain (loss) on investments in portfolio
       shares .................................................       10,592         1,316          (818)     (10,500)        1,430
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares .....................        3,379         2,735         8,462      212,425        35,046
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....       13,525         3,825         7,265      197,042        35,224
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........         (749)        1,628         4,913       64,243        20,407
   Contract redemptions .......................................       (2,577)           --            --     (191,260)       (7,908)
   Net transfers ..............................................      (25,740)       18,377        34,244     (413,356)       52,621
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................      (29,066)       20,005        39,157     (540,373)       65,120
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............      (15,541)       23,830        46,422     (343,331)      100,344
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       15,541         4,794        12,217    1,213,154       116,781
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..........................  $        --   $    28,624   $    58,639  $   869,823   $   217,125
===================================================================================================================================

Notes:
(a) For the period January 1, 2003 through November 21, 2003 (termination of fund).
(b) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (a) on page 9).
(c) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

              INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                   JANUS ASPEN SERIES
=========================================================================  ========================================================
   HEALTH                     REAL ESTATE                       TELE-                      GROWTH AND   INTERNATIONAL     MID CAP
  SCIENCES      HIGH YIELD    OPPORTUNITY     TECHNOLOGY   COMMUNICATIONS     GROWTH       INCOME (B )    GROWTH (B)     GROWTH (C)
===================================================================================================================================
$        --    $    28,361    $    16,422    $        --    $        --    $    12,255    $    28,284    $     1,406    $        --

      1,840          5,797          9,985            666             85        154,756         24,226          1,043         95,452
        400          1,260          2,170            144             19         33,643          5,267            227         20,750
-----------------------------------------------------------------------------------------------------------------------------------
      2,240          7,057         12,155            810            104        188,399         29,493          1,270        116,202
-----------------------------------------------------------------------------------------------------------------------------------
     (2,240)        21,304          4,267           (810)          (104)      (176,144)        (1,209)           136       (116,202)
-----------------------------------------------------------------------------------------------------------------------------------

      3,867            856         23,807          6,608             96     (2,121,639)        26,565          1,736     (3,289,558)

         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
      3,867            856         23,807          6,608             96     (2,121,639)        26,565          1,736     (3,289,558)
-----------------------------------------------------------------------------------------------------------------------------------

     35,706         82,173        257,004         11,320          2,643      5,873,682        467,308         40,146      5,812,032
-----------------------------------------------------------------------------------------------------------------------------------
$    37,333    $   104,333    $   285,078    $    17,118    $     2,635    $ 3,575,899    $   492,664    $    42,018    $ 2,406,272
===================================================================================================================================

              INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                   JANUS ASPEN SERIES
=========================================================================  ========================================================
   HEALTH                     REAL ESTATE                       TELE-                      GROWTH AND   INTERNATIONAL     MID CAP
  SCIENCES      HIGH YIELD    OPPORTUNITY     TECHNOLOGY   COMMUNICATIONS     GROWTH       INCOME (B )    GROWTH (B)     GROWTH (C)
===================================================================================================================================
$    (2,240)   $    21,304    $     4,267    $      (810)   $      (104)   $  (176,144)   $    (1,209)   $       136    $  (116,202)
      3,867            856         23,807          6,608             96     (2,121,639)        26,565          1,736     (3,289,558)

     35,706         82,173        257,004         11,320          2,643      5,873,682        467,308         40,146      5,812,032
-----------------------------------------------------------------------------------------------------------------------------------
     37,333        104,333        285,078         17,118          2,635      3,575,899        492,664         42,018      2,406,272
-----------------------------------------------------------------------------------------------------------------------------------

     45,339         26,468        174,585         10,429            929      1,610,205        219,942          9,262      1,056,035
     (4,698)      (109,380)       (77,773)          (710)            --     (2,118,871)      (294,190)        (6,597)    (1,175,468)
     45,912          8,235         42,812         95,382          6,876         12,633      2,519,856        137,755       (664,509)
-----------------------------------------------------------------------------------------------------------------------------------

     86,553        (74,677)       139,624        105,101          7,805       (496,033)     2,445,608        140,420       (783,942)
-----------------------------------------------------------------------------------------------------------------------------------
    123,886         29,656        424,702        122,219         10,440      3,079,866      2,938,272        182,438      1,622,330
-----------------------------------------------------------------------------------------------------------------------------------
     91,525        459,616        675,178          8,150          2,225     11,841,514             --             --      7,643,097
-----------------------------------------------------------------------------------------------------------------------------------
$   215,411    $   489,272    $ 1,099,880    $   130,369    $    12,665    $14,921,380    $ 2,938,272    $   182,438    $ 9,265,427
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    JANUS
                                                                    ASPEN          LAZARD RETIREMENT
                                                             SERIES (CONTINUED)    SERIES PORTFOLIOS      LORD ABBETT SERIES FUNDS
                                                             ================== ========================  =========================
                                                                  WORLDWIDE                                AMERICA'S     GROWTH AND
                                                                   GROWTH         EQUITY      SMALL CAP    VALUE (A)       INCOME
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $   199,067   $     1,704   $        --  $       101   $    32,708
Expenses:
   Mortality and expense risk fees, net .......................      206,053         2,801        39,598           17        49,995
   Administrative fees ........................................       44,794           609         8,609            4        10,868
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................      250,847         3,410        48,207           21        60,863
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................      (51,780)       (1,706)      (48,207)          80       (28,155)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................   (1,677,935)      (11,015)      (34,485)          --       (80,420)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           73            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares .................................................   (1,677,935)      (11,015)      (34,485)          73       (80,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................    5,413,066        60,233     1,160,604          484     1,284,644
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
             operations .......................................  $ 3,683,351   $    47,512   $ 1,077,912  $       637   $ 1,176,069
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    JANUS
                                                                    ASPEN          LAZARD RETIREMENT
                                                             SERIES (CONTINUED)    SERIES PORTFOLIOS      LORD ABBETT SERIES FUNDS
                                                             ================== ========================  =========================
                                                                  WORLDWIDE                                AMERICA'S     GROWTH AND
                                                                   GROWTH         EQUITY      SMALL CAP    VALUE (A)       INCOME
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $   (51,780)  $    (1,706)  $   (48,207) $        80   $   (28,155)
   Net realized gain (loss) on investments in portfolio shares    (1,677,935)      (11,015)      (34,485)          73       (80,420)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................    5,413,066        60,233     1,160,604          484     1,284,644
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..    3,683,351        47,512     1,077,912          637     1,176,069
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........    1,638,984         5,460       262,665           --       534,649
   Contract redemptions .......................................   (2,680,509)      (27,246)     (696,021)          --      (597,902)
   Net transfers ..............................................   (1,378,699)       (3,474)      131,773        7,756       629,274
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................   (2,420,224)      (25,260)     (301,583)       7,756       566,021
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............    1,263,127        22,252       776,329        8,393     1,742,090
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................   18,087,881       244,507     3,205,197           --     3,785,131
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ........................  $19,351,008   $   266,759   $ 3,981,526  $     8,393   $ 5,527,221
===================================================================================================================================

Notes:
(a)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

                                                                                 PIMCO VARIABLE               PIONEER VARIABLE
               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                        INSURANCE TRUST               CONTRACTS TRUST
========================================================================   ==========================    ==========================
                 LIMITED
                 MATURITY        MIDCAP                                        REAL          TOTAL          EQUITY
FASCIANO (A)       BOND          GROWTH        PARTNERS     REGENCY (A)     RETURN (A)    RETURN (A)        INCOME         EUROPE
===================================================================================================================================
$         3    $   145,889    $        --    $        --    $        --    $        79    $     2,541    $    38,447    $       109

         29         32,755            645         22,102             --            131          1,175         22,285            147
          6          7,120            140          4,805             --             28            255          4,845             32
-----------------------------------------------------------------------------------------------------------------------------------
         35         39,875            785         26,907             --            159          1,430         27,130            179
-----------------------------------------------------------------------------------------------------------------------------------
        (32)       106,014           (785)       (26,907)            --            (80)         1,111         11,317            (70)
-----------------------------------------------------------------------------------------------------------------------------------

         --         22,347            740         14,933             --             (1)          (234)       (68,128)         2,082

         --             --             --             --             --          1,061          1,218             --             --

         --             --             --             --             --            466          1,392             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         --         22,347            740         14,933             --          1,526          2,376        (68,128)         2,082
-----------------------------------------------------------------------------------------------------------------------------------
        601       (101,842)        15,259        542,945             --           (521)         3,685        428,773          1,100
-----------------------------------------------------------------------------------------------------------------------------------

$       569    $    26,519    $    15,214    $   530,971    $        --    $       925    $     7,172    $   371,962    $     3,112
===================================================================================================================================

                                                                                 PIMCO VARIABLE               PIONEER VARIABLE
               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                        INSURANCE TRUST               CONTRACTS TRUST
========================================================================   ==========================    ==========================
                 LIMITED
                 MATURITY        MIDCAP                                        REAL          TOTAL          EQUITY
FASCIANO (A)       BOND          GROWTH        PARTNERS     REGENCY (A)     RETURN (A)    RETURN (A)        INCOME         EUROPE
===================================================================================================================================
$       (32)   $   106,014    $      (785)   $   (26,907)   $        --    $       (80)   $     1,111    $    11,317    $       (70)
         --         22,347            740         14,933             --          1,526          2,376        (68,128)         2,082

        601       (101,842)        15,259        542,945             --           (521)         3,685        428,773          1,100
-----------------------------------------------------------------------------------------------------------------------------------
        569         26,519         15,214        530,971             --            925          7,172        371,962          3,112
-----------------------------------------------------------------------------------------------------------------------------------

      1,797        185,401          5,965         48,310             --          3,383          9,975         84,827          7,486
        (30)      (372,734)          (622)      (448,632)            --             --         (1,769)      (558,587)       (18,902)
      5,046         83,280         23,221        (85,539)         2,100         75,814        316,023         48,552         18,711
-----------------------------------------------------------------------------------------------------------------------------------

      6,813       (104,053)        28,564       (485,861)         2,100         79,197        324,229       (425,208)         7,295
-----------------------------------------------------------------------------------------------------------------------------------
      7,382        (77,534)        43,778         45,110          2,100         80,122        331,401        (53,246)        10,407
-----------------------------------------------------------------------------------------------------------------------------------
         --      2,629,550         40,375      1,847,157             --             --             --      1,934,080            450
-----------------------------------------------------------------------------------------------------------------------------------
$     7,382    $ 2,552,016    $    84,153    $ 1,892,267    $     2,100    $    80,122    $   331,401    $ 1,880,834    $    10,857
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   PIONEER
                                                                  VARIABLE
                                                                  CONTRACTS               ROYCE
                                                              TRUST (CONTINUED)       CAPITAL FUND           RYDEX VARIABLE TRUST
                                                              ================= ========================== ========================
                                                                    FUND       MICRO-CAP (A) SMALL-CAP (A)  JUNO (A)     MEDIUS (A)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $     2,055   $        --   $        --  $        --   $        --
Expenses:
   Mortality and expense risk fees, net .......................        2,404           795           444           22           561
   Administrative fees ........................................          522           173            96            5           123
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................        2,926           968           540           27           684
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................         (871)         (968)         (540)         (27)         (684)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................       (9,945)        4,162         2,566          (85)        5,313
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --         1,230         8,117           --         1,103
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --         9,153           114           --         1,331
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................       (9,945)       14,545        10,797          (85)        7,747
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................       61,701        13,560         4,005         (294)       (1,584)
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets from
               operations .....................................  $    50,885   $    27,137   $    14,262  $      (406)  $     5,479
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   PIONEER
                                                                  VARIABLE
                                                                  CONTRACTS               ROYCE
                                                              TRUST (CONTINUED)       CAPITAL FUND           RYDEX VARIABLE TRUST
                                                              ================= ========================== ========================
                                                                    FUND       MICRO-CAP (A) SMALL-CAP (A)  JUNO (A)     MEDIUS (A)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $      (871)  $      (968)  $      (540) $       (27)  $      (684)
   Net realized gain (loss) on investments in portfolio shares        (9,945)       14,545        10,797          (85)        7,747
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................       61,701        13,560         4,005         (294)       (1,584)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..       50,885        27,137        14,262         (406)        5,479
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........       33,066         7,404         3,051       (1,325)        1,395
   Contract redemptions .......................................      (19,898)       (3,253)       (1,352)          --        (1,653)
   Net transfers ..............................................      198,076       239,837       168,331        5,781        23,399
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................      211,244       243,988       170,030        4,456        23,141
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............      262,129       271,125       184,292        4,050        28,620
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      135,958            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..........................  $   398,087   $   271,125   $   184,292  $     4,050   $    28,620
===================================================================================================================================

Notes:
(a)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

              RYDEX VARIABLE TRUST (CONTINUED)                                                              SELIGMAN PORTFOLIOS
=====================================================================================================  ============================
                                                                                              U.S.
                                                                               U.S.        GOVERNMENT  COMMUNICATIONS
                                                 SECTOR                     GOVERNMENT        MONEY           AND          GLOBAL
 MEKROS (A)        NOVA            OTC       ROTATION (A)     URSA (A)       BOND (A)        MARKET      INFORMATION     TECHNOLOGY
===================================================================================================================================
$     4,857    $        --    $        --    $        --    $        --    $     1,506    $        76    $        --    $        --

      1,142          1,834         21,154             31             75            582         12,264          5,767          2,505
        248            399          4,599              6             17            127          2,666          1,253            545
-----------------------------------------------------------------------------------------------------------------------------------
      1,390          2,233         25,753             37             92            709         14,930          7,020          3,050
-----------------------------------------------------------------------------------------------------------------------------------
      3,467         (2,233)       (25,753)           (37)           (92)           797        (14,854)        (7,020)        (3,050)
-----------------------------------------------------------------------------------------------------------------------------------

     25,781         35,781         47,541             --         (1,285)        17,679             --        (46,241)       (50,156)

      3,162             --             --             --             --            342             --             --             --

      1,959             --             --             --             --            127             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     30,902         35,781         47,541             --         (1,285)        18,148             --        (46,241)       (50,156)
-----------------------------------------------------------------------------------------------------------------------------------

     (7,131)        38,205        612,858            246           (115)            (3)            --        231,011        117,125
-----------------------------------------------------------------------------------------------------------------------------------
$    27,238    $    71,753    $   634,646    $       209    $    (1,492)   $    18,942    $   (14,854)   $   177,750    $    63,919
===================================================================================================================================

              RYDEX VARIABLE TRUST (CONTINUED)                                                              SELIGMAN PORTFOLIOS
=====================================================================================================  ============================
                                                                                              U.S.
                                                                               U.S.        GOVERNMENT  COMMUNICATIONS
                                                 SECTOR                     GOVERNMENT        MONEY           AND          GLOBAL
 MEKROS (A)        NOVA            OTC       ROTATION (A)     URSA (A)       BOND (A)        MARKET      INFORMATION     TECHNOLOGY
===================================================================================================================================
$     3,467    $    (2,233)   $   (25,753)   $       (37)   $       (92)   $       797    $   (14,854)   $    (7,020)   $    (3,050)
     30,902         35,781         47,541             --         (1,285)        18,148             --        (46,241)       (50,156)

     (7,131)        38,205        612,858            246           (115)            (3)            --        231,011        117,125
-----------------------------------------------------------------------------------------------------------------------------------
     27,238         71,753        634,646            209         (1,492)        18,942        (14,854)       177,750         63,919
-----------------------------------------------------------------------------------------------------------------------------------

      5,727         11,684        184,685            185             --            687        155,603         60,528         26,857
     (2,542)       (14,729)      (439,251)            --             --        (11,015)      (282,591)       (96,551)       (40,153)
     70,415        361,879         79,745         19,271          3,003         (7,162)       761,513         23,394        (18,440)
-----------------------------------------------------------------------------------------------------------------------------------

     73,600        358,834       (174,821)        19,456          3,003        (17,490)       634,525        (12,629)       (31,736)
-----------------------------------------------------------------------------------------------------------------------------------
    100,838        430,587        459,825         19,665          1,511          1,452        619,671        165,121         32,183
-----------------------------------------------------------------------------------------------------------------------------------
         --        100,490      1,682,338             --             --             --        572,351        426,053        208,954
-----------------------------------------------------------------------------------------------------------------------------------
$   100,838    $   531,077    $ 2,142,163    $    19,665    $     1,511    $     1,452    $ 1,192,022    $   591,174    $   241,137
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   STRONG                        THIRD
                                                                  VARIABLE                      AVENUE
                                                                  INSURANCE                    VARIABLE
                                                                    FUNDS                    SERIES TRUST     LEVCO SERIES TRUST
                                                                 ===========                 ============ ==========================
                                                                                  STRONG       VARIABLE
                                                                   MID CAP      OPPORTUNITY     ANNUITY       LEVCO     LEVIN MIDCAP
                                                                  GROWTH II       FUND II      TRUST (A)  EQUITY VALUE    VALUE (B)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $        --   $     2,045   $        69  $        --   $        --
Expenses:
   Mortality and expense risk fees, net .......................       28,290        31,430           316            7            12
   Administrative fees ........................................        6,150         6,832            69            2             2
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................       34,440        38,262           385            9            14
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................      (34,440)      (36,217)         (316)          (9)          (14)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................     (308,318)     (182,184)           59           --           177
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --            --           375           --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --            --           324           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................     (308,318)     (182,184)          758           --           177
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................    1,002,854     1,043,890         8,254          517           (85)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
             operations .......................................  $   660,096   $   825,489   $     8,696  $       508   $        78
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   STRONG                        THIRD
                                                                  VARIABLE                      AVENUE
                                                                  INSURANCE                    VARIABLE
                                                                    FUNDS                    SERIES TRUST     LEVCO SERIES TRUST
                                                                 ===========                 ============ ==========================
                                                                                  STRONG       VARIABLE
                                                                   MID CAP      OPPORTUNITY     ANNUITY       LEVCO     LEVIN MIDCAP
                                                                  GROWTH II       FUND II      TRUST (A)  EQUITY VALUE    VALUE (B)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $   (34,440)  $   (36,217)  $      (316) $        (9)  $       (14)
   Net realized gain (loss) on investments in portfolio shares      (308,318)     (182,184)          758           --           177
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................    1,002,854     1,043,890         8,254          517           (85)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..      660,096       825,489         8,696          508            78
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      345,622       305,586        24,396           99            --
   Contract redemptions .......................................     (321,943)     (401,861)          (60)          --            --
   Net transfers ..............................................       94,021      (410,121)      101,536       16,184        (2,812)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................      117,700      (506,396)      125,872       16,283        (2,812)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............      777,796       319,093       134,568       16,791        (2,734)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    2,010,620     2,729,584            --           --         2,734
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ........................  $ 2,788,416   $ 3,048,677   $   134,568  $    16,791   $        --
===================================================================================================================================

Notes:
(a)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.
(b) For the period January 1, 2003 through April 30, 2003 (termination of fund).
(c) For the period May 1, 2003 through December 22, 2003 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

                                                                                            VARIABLE
                                                                                           INSURANCE
                        VAN ECK WORLDWIDE INSURANCE TRUST FUNDS                              FUNDS
======================================================================================    ===========
                                                                               ULTRA        CHOICE
  ABSOLUTE                      EMERGING         HARD           REAL        SHORT-TERM      MARKET        COMBINED
 RETURN (a)         BOND        MARKETS         ASSETS         ESTATE       INCOME (c)    NEUTRAL (a)       TOTAL
====================================================================================================================
$        --    $    11,538    $       951    $     4,842    $     7,493    $       110    $        --    $ 2,402,925

      1,774          8,631          9,649         13,666          4,193             34             15      2,338,098
        386          1,876          2,097          2,971            912              8              3        508,284
--------------------------------------------------------------------------------------------------------------------
      2,160         10,507         11,746         16,637          5,105             42             18      2,846,382
--------------------------------------------------------------------------------------------------------------------
     (2,160)         1,031        (10,795)       (11,795)         2,388             68            (18)      (443,457)
--------------------------------------------------------------------------------------------------------------------

        868         43,321        (29,606)        34,192         (1,932)           174             (9)   (21,200,420)

         --             --             --             --             --             --             --         58,058

         --             --             --             --             --             --             --         14,866
--------------------------------------------------------------------------------------------------------------------
        868         43,321        (29,606)        34,192         (1,932)           174             (9)   (21,127,496)
--------------------------------------------------------------------------------------------------------------------

      9,129         62,919        412,980        457,232        130,484             --             (2)    67,763,753
--------------------------------------------------------------------------------------------------------------------
$     7,837    $   107,271    $   372,579    $   479,629    $   130,940    $       242    $       (29)   $46,192,800
====================================================================================================================

                                                                                            VARIABLE
                                                                                           INSURANCE
                        VAN ECK WORLDWIDE INSURANCE TRUST FUNDS                              FUNDS
======================================================================================    ===========
                                                                               ULTRA        CHOICE
  ABSOLUTE                      EMERGING         HARD           REAL        SHORT-TERM      MARKET        COMBINED
 RETURN (a)         BOND        MARKETS         ASSETS         ESTATE       INCOME (c)    NEUTRAL (a)       TOTAL
====================================================================================================================
$    (2,160)   $     1,031    $   (10,795)   $   (11,795)   $     2,388    $        68    $       (18)  $   (443,457)
        868         43,321        (29,606)        34,192         (1,932)           174             (9)   (21,127,496)

      9,129         62,919        412,980        457,232        130,484             --             (2)    67,763,753
--------------------------------------------------------------------------------------------------------------------
      7,837        107,271        372,579        479,629        130,940            242            (29)    46,192,800
--------------------------------------------------------------------------------------------------------------------

       (896)        63,276         50,442         28,503         67,149             --          3,592     17,386,486
    (46,099)       (42,056)       (89,063)      (245,361)       (35,380)            --             --    (36,603,981)
    466,809         (2,171)        49,756        308,122         52,628           (242)           983     (3,276,654)
--------------------------------------------------------------------------------------------------------------------

    419,814         19,049         11,135         91,264         84,397           (242)         4,575    (22,494,149)
--------------------------------------------------------------------------------------------------------------------
    427,651        126,320        383,714        570,893        215,337             --          4,546     23,698,651
--------------------------------------------------------------------------------------------------------------------
         --        610,392        744,733      1,024,616        348,382             --             --    195,965,394
--------------------------------------------------------------------------------------------------------------------
$   427,651    $   736,712    $ 1,128,447    $ 1,595,509    $   563,719    $        --    $     4,546   $219,664,045
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                               THE ALGER AMERICAN FUNDS                   SERIES
                                                                 ====================================================== ===========
                                                                                LEVERAGED       MIDCAP        SMALL      GROWTH AND
                                                                    GROWTH        ALLCAP        GROWTH   CAPITALIZATION    INCOME
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $     4,209   $       904   $        --  $        --   $       793
Expenses:
   Mortality and expense risk fees, net .......................      129,597       131,190        54,548       43,264         1,446
   Administrative fees ........................................       15,552        15,743         6,546        5,192           173
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................      145,149       146,933        61,094       48,456         1,619
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................     (140,940)     (146,029)      (61,094)     (48,456)         (826)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................   (3,775,518)   (3,293,676)   (2,583,545)  (3,272,337)       (7,721)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --         4,075
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................   (3,775,518)   (3,293,676)   (2,583,545)  (3,272,337)       (3,646)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................     (477,353)   (1,171,857)      872,216    2,098,889       (27,693)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
             operations .......................................  $(4,393,811)  $(4,611,562)  $(1,772,423) $(1,221,904)  $   (32,165)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                               THE ALGER AMERICAN FUNDS                   SERIES
                                                                 ====================================================== ===========
                                                                                LEVERAGED       MIDCAP        SMALL      GROWTH AND
                                                                    GROWTH        ALLCAP        GROWTH   CAPITALIZATION    INCOME
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $  (140,940)  $  (146,029)  $   (61,094) $   (48,456)  $      (826)
   Net realized gain (loss) on investments in portfolio shares    (3,775,518)   (3,293,676)   (2,583,545)  (3,272,337)       (3,646)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................     (477,353)   (1,171,857)      872,216    2,098,889       (27,693)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   (4,393,811)   (4,611,562)   (1,772,423)  (1,221,904)      (32,165)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........    1,395,731     1,563,901       528,815      370,583        14,633
   Contract redemptions .......................................   (2,008,888)   (2,266,629)   (1,364,008)  (1,003,237)      (22,552)
   Net transfers ..............................................   (1,216,327)      173,643      (138,316)    (610,173)       35,140
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................   (1,829,484)     (529,085)     (973,509)  (1,242,827)       27,221
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............   (6,223,295)   (5,140,647)   (2,745,932)  (2,464,731)       (4,944)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................   13,628,066    13,080,702     5,548,107    4,758,634       114,876
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ........................  $ 7,404,771   $ 7,940,055   $ 2,802,175  $ 2,293,903   $   109,932
===================================================================================================================================

Notes:
(a)   For the period 01/01/02 through 04/30/02 (termination of fund).
(b) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                          40|86
                                                                                                                          SERIES
              AMERICAN CENTURY                                                                                            TRUST
             VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST                  PORTFOLIOS (B)
===========================================   ====================================================================   ==============
                                                                                                             SMALL
   INCOME AND                                                                LARGE CAP        NEW          COMPANY
     GROWTH     INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH     GENERATION (A)     GROWTH       BALANCED
===================================================================================================================================
  $     15,141   $     6,274   $     47,916   $         --  $      3,989   $     43,553   $        --   $         --   $   522,856

        18,781        10,564         62,512         18,642         9,340         63,639         1,446         32,953       216,931
         2,254         1,268          7,501          2,237         1,121          7,637           173          3,954        26,032
-----------------------------------------------------------------------------------------------------------------------------------
        21,035        11,832         70,013         20,879        10,461         71,276         1,619         36,907       242,963
-----------------------------------------------------------------------------------------------------------------------------------
        (5,894)       (5,558)       (22,097)       (20,879)       (6,472)       (27,723)       (1,619)       (36,907)      279,893
-----------------------------------------------------------------------------------------------------------------------------------

      (434,693)     (464,666)      (266,833)      (354,027)     (195,124)    (3,798,216)      (98,615)    (3,175,320)   (1,508,558)

            --            --        292,869             --            --             --            --             --            --

            --            --         17,158             --            --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
      (434,693)     (464,666)        43,194       (354,027)     (195,124)    (3,798,216)      (98,615)    (3,175,320)   (1,508,558)
-----------------------------------------------------------------------------------------------------------------------------------

        17,680       253,624       (938,449)      (418,432)      143,860      1,432,963         7,144      1,156,595    (1,425,717)
-----------------------------------------------------------------------------------------------------------------------------------
  $   (422,907)  $  (216,600)  $   (917,352)  $   (793,338) $    (57,736)  $ (2,392,976)  $   (93,090)  $ (2,055,632)  $(2,654,382)
===================================================================================================================================

                                                                                                                          40|86
                                                                                                                          SERIES
              AMERICAN CENTURY                                                                                            TRUST
             VARIABLE PORTFOLIOS                                BERGER INSTITUTIONAL PRODUCTS TRUST                  PORTFOLIOS (B)
===========================================   ====================================================================   ==============
                                                                                                             SMALL
   INCOME AND                                                                LARGE CAP        NEW          COMPANY
     GROWTH     INTERNATIONAL      VALUE         GROWTH     INTERNATIONAL     GROWTH     GENERATION (A)     GROWTH       BALANCED
===================================================================================================================================
$    (5,894)   $    (5,558)   $   (22,097)   $   (20,879)   $    (6,472)   $   (27,723)   $    (1,619)   $   (36,907)   $   279,893
   (434,693)      (464,666)        43,194       (354,027)      (195,124)    (3,798,216)       (98,615)    (3,175,320)    (1,508,558)

     17,680        253,624       (938,449)      (418,432)       143,860      1,432,963          7,144      1,156,595     (1,425,717)
-----------------------------------------------------------------------------------------------------------------------------------
   (422,907)      (216,600)      (917,352)      (793,338)       (57,736)    (2,392,976)       (93,090)    (2,055,632)    (2,654,382)
-----------------------------------------------------------------------------------------------------------------------------------

    151,904         60,522        597,207        212,589         13,883        542,820          7,539        285,311      1,420,834
   (231,864)      (317,308)      (974,550)      (228,205)    (1,686,865)    (1,135,698)        (2,094)      (766,475)    (3,823,312)
    127,649        199,261       (102,001)       (81,001)        14,943     (3,331,402)      (394,254)    (1,006,326)    (1,825,843)
-----------------------------------------------------------------------------------------------------------------------------------

     47,689        (57,525)      (479,344)       (96,617)    (1,658,039)    (3,924,280)      (388,809)    (1,487,490)    (4,228,321)
-----------------------------------------------------------------------------------------------------------------------------------
   (375,218)      (274,125)    (1,396,696)      (889,955)    (1,715,775)    (6,317,256)      (481,899)    (3,543,122)    (6,882,703)
-----------------------------------------------------------------------------------------------------------------------------------
  1,601,755        914,973      5,373,429      1,944,831      1,819,483      8,907,014        481,899      4,538,098     20,176,045
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,226,537    $   640,848    $ 3,976,733    $ 1,054,876    $   103,708    $ 2,589,758    $        --    $   994,976    $13,293,342
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                           40|86 SERIES TRUST PORTFOLIOS (CONTINUED) (A)
                                                                 ==================================================================
                                                                     40|86                       FIXED    GOVERNMENT       HIGH
                                                                   FOCUS 20       EQUITY        INCOME    SECURITIES       YIELD
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $        --   $    98,131   $   667,393  $   206,788   $    59,197
Expenses:
   Mortality and expense risk fees, net .......................        3,108       395,379       141,728       67,337         7,922
   Administrative fees ........................................          373        47,446        17,007        8,080           951
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................        3,481       442,825       158,735       75,417         8,873
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................       (3,481)     (344,694)      508,658      131,371        50,324
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of
       investments in portfolio shares ........................     (210,026)   (2,953,167)      221,289      190,039      (123,107)
     Net realized short-term capital gain distributions
       from investments in portfolio shares ...................           --            --        83,154      113,082            --
     Net realized long-term capital gain distributions
       from investments in portfolio shares ...................           --            --            --       12,785            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
        shares ................................................     (210,026)   (2,953,167)      304,443      315,906      (123,107)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................       12,728    (1,597,846)     (503,146)     (54,967)       57,288
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....  $  (200,779)  $(4,895,707)  $   309,955  $   392,310   $   (15,495)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                           40|86 SERIES TRUST PORTFOLIOS (CONTINUED) (A)
                                                                 ==================================================================
                                                                     40|86                       FIXED    GOVERNMENT       HIGH
                                                                   FOCUS 20       EQUITY        INCOME    SECURITIES       YIELD
===================================================================================================================================
Changes from operations:
     Net investment income (expense) ..........................  $    (3,481)  $  (344,694)  $   508,658  $   131,371   $    50,324
     Net realized gain (loss) on investments in portfolio
       shares .................................................     (210,026)   (2,953,167)      304,443      315,906      (123,107)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares .....................       12,728    (1,597,846)     (503,146)     (54,967)       57,288
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....     (200,779)   (4,895,707)      309,955      392,310       (15,495)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........       41,912     2,566,060     1,052,540      315,100        24,970
   Contract redemptions .......................................     (223,193)   (6,305,227)   (3,225,401)  (1,628,296)     (417,377)
   Net transfers ..............................................      209,275    (1,840,961)   (2,091,091)   2,114,385       725,252
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................       27,994    (5,580,128)   (4,263,952)     801,189       332,845
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............     (172,785)  (10,475,835)   (3,953,997)   1,193,499       317,350
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      297,763    35,871,524    13,473,278    4,723,011       501,801
-----------------------------------------------------------------------------------------------------------------------------------
              Net assets, end of period .......................  $   124,978   $25,395,689   $ 9,519,281  $ 5,916,510   $   819,151
===================================================================================================================================

(a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
(b)   Formerly Utility II prior to its name change effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

  40|86 SERIES
TRUST PORTFOLIOS                                   DREYFUS VARIABLE
 (CONTINUED) (A)                                   INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES
================                             ===========================   ========================================================
                  DREYFUS
                  SOCIALLY        DREYFUS                                      HIGH                     INTERNATIONAL
     MONEY      RESPONSIBLE        STOCK      DISCIPLINED  INTERNATIONAL      INCOME     INTERNATIONAL      SMALL         CAPITAL
    MARKET         GROWTH          INDEX         STOCK         VALUE          BOND II      EQUITY II      COMPANY II     INCOME (B)
===================================================================================================================================
 $   180,782    $     9,580    $   388,462   $     5,552    $    11,460    $   257,188    $        --    $        --    $   101,721

     180,186         61,957        372,291        12,667         12,208         33,496         18,942            214         22,386
      21,622          7,435         44,675         1,520          1,465          4,020          2,273             26          2,686
-----------------------------------------------------------------------------------------------------------------------------------
     201,808         69,392        416,966        14,187         13,673         37,516         21,215            240         25,072
-----------------------------------------------------------------------------------------------------------------------------------
     (21,026)       (59,812)       (28,504)       (8,635)        (2,213)       219,672        (21,215)          (240)        76,649
-----------------------------------------------------------------------------------------------------------------------------------

          --       (696,457)    (1,883,410)     (358,356)       (76,193)      (473,778)    (1,306,471)        (2,799)      (390,220)

          --             --             --            --             --             --             --             --             --

          --             --             --            --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
          --       (696,457)    (1,883,410)     (358,356)       (76,193)      (473,778)    (1,306,471)        (2,799)      (390,220)
-----------------------------------------------------------------------------------------------------------------------------------

          --     (1,086,048)    (6,449,216)       (5,177)      (173,191)       230,780        931,330         (2,859)      (233,559)
-----------------------------------------------------------------------------------------------------------------------------------
 $   (21,026)   $(1,842,317)   $(8,361,130)  $  (372,168)   $  (251,597)   $   (23,326)   $  (396,356)   $    (5,898)   $  (547,130)
===================================================================================================================================

  40|86 SERIES
TRUST PORTFOLIOS                                   DREYFUS VARIABLE
 (CONTINUED) (A)                                   INVESTMENT FUNDS                       FEDERATED INSURANCE SERIES
================                             ===========================   ========================================================
                  DREYFUS
                  SOCIALLY        DREYFUS                                      HIGH                     INTERNATIONAL
     MONEY      RESPONSIBLE        STOCK      DISCIPLINED  INTERNATIONAL      INCOME     INTERNATIONAL      SMALL         CAPITAL
    MARKET         GROWTH          INDEX         STOCK         VALUE          BOND II      EQUITY II      COMPANY II     INCOME (B)
===================================================================================================================================
$   (21,026)   $   (59,812)   $   (28,504)   $    (8,635)   $    (2,213)   $   219,672    $   (21,215)   $      (240)   $    76,649
         --       (696,457)    (1,883,410)      (358,356)       (76,193)      (473,778)    (1,306,471)        (2,799)      (390,220)

         --     (1,086,048)    (6,449,216)        (5,177)      (173,191)       230,780        931,330         (2,859)      (233,559)
-----------------------------------------------------------------------------------------------------------------------------------
    (21,026)    (1,842,317)    (8,361,130)      (372,168)      (251,597)       (23,326)      (396,356)        (5,898)      (547,130)
-----------------------------------------------------------------------------------------------------------------------------------

  1,460,536        602,952      3,725,177         86,280         57,224        120,082        138,424            510         96,508
 (8,499,317)      (984,506)    (6,558,370)      (163,807)      (219,322)    (1,332,075)      (409,723)        (9,070)      (241,369)
  3,700,132       (655,736)    (2,433,442)      (512,137)     1,195,176        885,504       (447,964)        25,532        252,001
-----------------------------------------------------------------------------------------------------------------------------------

 (3,338,649)    (1,037,290)    (5,266,635)      (589,664)     1,033,078       (326,489)      (719,263)        16,972        107,140
-----------------------------------------------------------------------------------------------------------------------------------
 (3,359,675)    (2,879,607)   (13,627,765)      (961,832)       781,481       (349,815)    (1,115,619)        11,074       (439,990)
-----------------------------------------------------------------------------------------------------------------------------------
 14,825,800      6,425,853     36,839,497      1,658,997        416,020      2,941,792      1,913,233          4,467      2,234,476
-----------------------------------------------------------------------------------------------------------------------------------
$11,466,125    $ 3,546,246    $23,211,732    $   697,165    $ 1,197,501    $ 2,591,977    $   797,614    $    15,541    $ 1,794,486
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                       FIRST AMERICAN                 INVESCO VARIABLE
                                                                    INSURANCE PORTFOLIOS              INVESTMENT FUNDS
                                                                 =========================   ======================================
                                                                  LARGE CAP       MID CAP        CORE      FINANCIAL       HEALTH
                                                                   GROWTH         GROWTH        EQUITY     SERVICES       SCIENCES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $        --   $        --   $    20,970  $       767   $        --
Expenses:
   Mortality and expense risk fees, net .......................           96           170        16,827        1,848         1,466
   Administrative fees ........................................           12            20         2,019          222           176
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................          108           190        18,846        2,070         1,642
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................         (108)         (190)        2,124       (1,303)       (1,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................       (2,447)       (1,887)     (330,920)     (12,507)      (25,687)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
   Net realized long-term capital gain distributions
       from investments in portfolio shares ...................           --            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares .................................................       (2,447)       (1,887)     (330,920)     (12,507)      (25,687)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................         (561)       (3,494)      (61,217)     (15,670)      (13,912)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
             operations .......................................  $    (3,116)  $    (5,571)  $  (390,013) $   (29,480)  $   (41,241)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                       FIRST AMERICAN                 INVESCO VARIABLE
                                                                    INSURANCE PORTFOLIOS              INVESTMENT FUNDS
                                                                 =========================   ======================================
                                                                  LARGE CAP       MID CAP        CORE      FINANCIAL       HEALTH
                                                                   GROWTH         GROWTH        EQUITY     SERVICES       SCIENCES
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $      (108)  $      (190)  $     2,124  $    (1,303)  $    (1,642)
   Net realized gain (loss) on investments in portfolio shares        (2,447)       (1,887)     (330,920)     (12,507)      (25,687)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................         (561)       (3,494)      (61,217)     (15,670)      (13,912)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..       (3,116)       (5,571)     (390,013)     (29,480)      (41,241)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........          717         5,000       117,485       37,856        76,887
   Contract redemptions .......................................           --            --      (461,962)     (39,127)      (15,028)
   Net transfers ..............................................        7,193        (2,740)    1,010,195       48,609       (80,923)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................        7,910         2,260       665,718       47,338       (19,064)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............        4,794        (3,311)      275,705       17,858       (60,305)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................           --        15,528       937,449       98,923       151,830
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ........................  $     4,794   $    12,217   $ 1,213,154  $   116,781   $    91,525
===================================================================================================================================

(a)   Formerly Aggressive Growth prior to its name change effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

                                                                                                             LAZARD RETIREMENT
         INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)            JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
==========================================================  ========================================     ==========================
               REAL ESTATE                       TELE-         MID CAP                     WORLDWIDE
 HIGH YIELD    OPPORTUNITY     TECHNOLOGY   COMMUNICATIONS   GROWTH (A)       GROWTH        GROWTH          EQUITY       SMALL CAP
===================================================================================================================================
$    49,426    $     7,352    $        --    $        --    $        --    $        --    $   207,711    $       199    $        --

      6,974          5,466            213            256        117,549        195,718        303,931          2,718         41,779
        837            656             26             31         14,106         23,486         36,472            326          5,013
-----------------------------------------------------------------------------------------------------------------------------------
      7,811          6,122            239            287        131,655        219,204        340,403          3,044         46,792
-----------------------------------------------------------------------------------------------------------------------------------
     41,615          1,230           (239)          (287)      (131,655)      (219,204)      (132,692)        (2,845)       (46,792)
-----------------------------------------------------------------------------------------------------------------------------------

   (259,379)        10,005         (5,608)       (18,578)    (4,258,084)    (4,137,040)      (535,932)       (23,481)       (89,273)

         --             --             --             --             --             --             --             --         14,555

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
   (259,379)        10,005         (5,608)       (18,578)    (4,258,084)    (4,137,040)      (535,932)       (23,481)       (74,718)
-----------------------------------------------------------------------------------------------------------------------------------
    191,673        (21,812)        (5,097)          (489)       910,061       (867,149)    (7,070,891)       (18,250)      (629,117)
-----------------------------------------------------------------------------------------------------------------------------------

$   (26,091)   $   (10,577)   $   (10,944)   $   (19,354)   $(3,479,678)   $(5,223,393)   $(7,739,515)   $   (44,576)   $  (750,627)
===================================================================================================================================

                                                                                                             LAZARD RETIREMENT
         INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)            JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
==========================================================  ========================================     ==========================
               REAL ESTATE                       TELE-         MID CAP                     WORLDWIDE
 HIGH YIELD    OPPORTUNITY     TECHNOLOGY   COMMUNICATIONS   GROWTH (A)       GROWTH        GROWTH          EQUITY       SMALL CAP
===================================================================================================================================
$    41,615    $     1,230    $      (239)   $      (287)   $  (131,655)   $  (219,204)   $  (132,692)   $    (2,845)   $   (46,792)
   (259,379)        10,005         (5,608)       (18,578)    (4,258,084)    (4,137,040)      (535,932)       (23,481)       (74,718)

    191,673        (21,812)        (5,097)          (489)       910,061       (867,149)    (7,070,891)       (18,250)      (629,117)
-----------------------------------------------------------------------------------------------------------------------------------
    (26,091)       (10,577)       (10,944)       (19,354)    (3,479,678)    (5,223,393)    (7,739,515)       (44,576)      (750,627)
-----------------------------------------------------------------------------------------------------------------------------------

     49,940        210,029         23,709          6,841      2,015,547      2,567,641      3,056,173         21,156        323,825
   (187,788)      (107,868)        (5,364)        (4,142)    (1,595,576)    (3,024,136)    (4,656,623)       (40,086)      (945,478)
    (82,271)       432,963        (29,634)        (9,773)    (1,471,791)    (1,292,334)    (3,394,961)       102,918      2,009,459
-----------------------------------------------------------------------------------------------------------------------------------

   (220,119)       535,124        (11,289)        (7,074)    (1,051,820)    (1,748,829)    (4,995,411)        83,988      1,387,806
-----------------------------------------------------------------------------------------------------------------------------------
   (246,210)       524,547        (22,233)       (26,428)    (4,531,498)    (6,972,222)   (12,734,926)        39,412        637,179
-----------------------------------------------------------------------------------------------------------------------------------
    705,826        150,631         30,383         28,653     12,174,595     18,813,736     30,822,807        205,095      2,568,018
-----------------------------------------------------------------------------------------------------------------------------------
$   459,616    $   675,178    $     8,150    $     2,225    $ 7,643,097    $11,841,514    $18,087,881    $   244,507    $ 3,205,197
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                               NEUBERGER                  PIONEER
                                                                                            BERMAN ADVISERS              VARIABLE
                                                                    LORD                      MANAGEMENT                 CONTRACTS
                                                                   ABBETT                  TRUST PORTFOLIOS                TRUST
                                                                   SERIES      ======================================   ===========
                                                                    FUND         LIMITED
                                                                   GROWTH        MATURITY       MIDCAP                     EQUITY
                                                                 AND INCOME        BOND         GROWTH      PARTNERS       INCOME
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $    22,346   $    98,837   $        --  $    17,866   $    54,084
Expenses:
   Mortality and expense risk fees, net .......................       43,388        35,933           363       36,057        31,472
   Administrative fees ........................................        5,207         4,312            44        4,327         3,777
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................       48,595        40,245           407       40,384        35,249
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................      (26,249)       58,592          (407)     (22,518)       18,835
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................     (221,420)       65,789        (4,856)    (911,364)     (370,513)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................          500            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................     (220,920)       65,789        (4,856)    (911,364)     (370,513)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................     (551,012)      (11,659)       (5,834)      60,935      (145,725)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
             operations .......................................  $  (798,181)  $   112,722   $   (11,097) $  (872,947)  $  (497,403)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                               NEUBERGER                  PIONEER
                                                                                            BERMAN ADVISERS              VARIABLE
                                                                    LORD                      MANAGEMENT                 CONTRACTS
                                                                   ABBETT                  TRUST PORTFOLIOS                TRUST
                                                                   SERIES      ======================================   ===========
                                                                    FUND         LIMITED
                                                                   GROWTH        MATURITY       MIDCAP                     EQUITY
                                                                 AND INCOME        BOND         GROWTH      PARTNERS       INCOME
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $   (26,249)  $    58,592   $      (407) $   (22,518)  $    18,835
   Net realized gain (loss) on investments in portfolio shares      (220,920)       65,789        (4,856)    (911,364)     (370,513)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................     (551,012)      (11,659)       (5,834)      60,935      (145,725)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..     (798,181)      112,722       (11,097)    (872,947)     (497,403)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      684,307       232,638         9,715      142,784       245,253
   Contract redemptions .......................................   (1,027,225)   (1,239,296)         (103)    (803,222)     (443,761)
   Net transfers ..............................................    2,329,527     1,373,341        27,433     (547,866)      (22,511)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................    1,986,609       366,683        37,045   (1,208,304)     (221,019)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............    1,188,428       479,405        25,948   (2,081,251)     (718,422)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    2,596,703     2,150,145        14,427    3,928,408     2,652,502
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ........................  $ 3,785,131   $ 2,629,550   $    40,375  $ 1,847,157   $ 1,934,080
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                                                           STRONG
                                                                                                          VARIABLE
     PIONEER VARIABLE                                                                                     INSURANCE
CONTRACTS TRUST (CONTINUED)              RYDEX VARIABLE TRUST                   SELIGMAN PORTFOLIOS         FUNDS
===========================   =========================================  ============================    ===========
                                                                U.S.
                                                             GOVERNMENT  COMMUNICATIONS
                                                                MONEY          AND           GLOBAL        MID CAP
   EUROPE           FUND          NOVA            OTC          MARKET      INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================
$        --    $     1,110    $    57,116    $        --    $       800    $        --    $        --    $        --

         41          1,615          4,917         20,263          2,729          7,621          3,724         55,209
          5            194            590          2,432            327            914            447          6,625
--------------------------------------------------------------------------------------------------------------------
         46          1,809          5,507         22,695          3,056          8,535          4,171         61,834
--------------------------------------------------------------------------------------------------------------------
        (46)          (699)        51,609        (22,695)        (2,256)        (8,535)        (4,171)       (61,834)
--------------------------------------------------------------------------------------------------------------------

     (1,086)       (12,501)      (389,078)      (836,080)            --       (270,291)      (101,939)    (5,652,030)

         --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------
     (1,086)       (12,501)      (389,078)      (836,080)            --       (270,291)      (101,939)    (5,652,030)
--------------------------------------------------------------------------------------------------------------------

        284        (18,469)        (6,750)        (5,857)            --        (40,786)       (19,809)     3,481,692
--------------------------------------------------------------------------------------------------------------------
$      (848)   $   (31,669)   $  (344,219)   $  (864,632)   $    (2,256)   $  (319,612)   $  (125,919)   $(2,232,172)
====================================================================================================================

                                                                                                           STRONG
                                                                                                          VARIABLE
     PIONEER VARIABLE                                                                                     INSURANCE
CONTRACTS TRUST (CONTINUED)              RYDEX VARIABLE TRUST                   SELIGMAN PORTFOLIOS         FUNDS
===========================   =========================================  ============================    ===========
                                                                U.S.
                                                             GOVERNMENT  COMMUNICATIONS
                                                                MONEY          AND           GLOBAL        MID CAP
   EUROPE           FUND          NOVA            OTC          MARKET      INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================
$       (46)   $      (699)   $    51,609    $   (22,695)   $    (2,256)   $    (8,535)   $    (4,171)   $   (61,834)
     (1,086)       (12,501)      (389,078)      (836,080)            --       (270,291)      (101,939)    (5,652,030)

        284        (18,469)        (6,750)        (5,857)            --        (40,786)       (19,809)     3,481,692
--------------------------------------------------------------------------------------------------------------------
       (848)       (31,669)      (344,219)      (864,632)        (2,256)      (319,612)      (125,919)    (2,232,172)
--------------------------------------------------------------------------------------------------------------------

      1,367         23,711        137,916        421,730        122,777        118,123         58,421        591,483
       (191)        (4,800)        (5,878)      (328,066)      (112,912)      (122,659)       (44,857)      (995,059)
     (4,913)        29,125         89,967        547,503        561,681        (28,307)       (53,615)    (4,025,226)
--------------------------------------------------------------------------------------------------------------------

     (3,737)        48,036        222,005        641,167        571,546        (32,843)       (40,051)    (4,428,802)
--------------------------------------------------------------------------------------------------------------------
     (4,585)        16,367       (122,214)      (223,465)       569,290       (352,455)      (165,970)    (6,660,974)
--------------------------------------------------------------------------------------------------------------------
      5,035        119,591        222,704      1,905,803          3,061        778,508        374,924      8,671,594
--------------------------------------------------------------------------------------------------------------------
$       450    $   135,958    $   100,490    $ 1,682,338    $   572,351    $   426,053    $   208,954    $ 2,010,620
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                             VAN ECK WORLDWIDE
                                                                                 LEVCO SERIES TRUST           INSURANCE TRUST
                                                                               =========================  ==========================
                                                                   STRONG                       LEVIN
                                                                 OPPORTUNITY   LEVCO EQUITY     MID CAP                   EMERGING
                                                                   FUND II       VALUE (A)     VALUE (A)      BOND        MARKETS
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $    12,918   $        --   $        --  $        --   $     1,765
Expenses:
   Mortality and expense risk fees, net .......................       43,713             1            42        5,230        11,938
   Administrative fees ........................................        5,245            --             5          628         1,433
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................       48,958             1            47        5,858        13,371
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................      (36,040)           (1)          (47)      (5,858)      (11,606)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................   (1,243,629)           14        (1,784)      21,442      (214,416)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................           --            --            --           --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................       54,827            --            --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................   (1,188,802)           14        (1,784)      21,442      (214,416)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................     (123,129)           --            84       52,838       177,516
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations ..................................  $(1,347,971)  $        13   $    (1,747) $    68,422   $   (48,506)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                             VAN ECK WORLDWIDE
                                                                                  LEVCO SERIES TRUST          INSURANCE TRUST
                                                                               =========================  ==========================
                                                                   STRONG                       LEVIN
                                                                 OPPORTUNITY   LEVCO EQUITY     MID CAP                   EMERGING
                                                                   FUND II       VALUE (A)     VALUE (A)      BOND        MARKETS
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $   (36,040)  $        (1)  $       (47) $    (5,858)  $   (11,606)
   Net realized gain (loss) on investments in portfolio shares    (1,188,802)           14        (1,784)      21,442      (214,416)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................     (123,129)           --            84       52,838       177,516
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   (1,347,971)           13        (1,747)      68,422       (48,506)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      483,906           279            --       51,879        89,146
   Contract redemptions .......................................     (796,112)           --            --     (156,819)     (226,338)
   Net transfers ..............................................    1,032,723          (292)        4,481      419,948       (19,735)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ...................      720,517           (13)        4,481      315,008      (156,927)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............     (627,454)           --         2,734      383,430      (205,433)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    3,357,038            --            --      226,962       950,166
-----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ........................  $ 2,729,584   $        --   $     2,734  $   610,392   $   744,733
===================================================================================================================================

(a)   For the period 06/24/02 (commencement of operations) through 12/31/02.

   The accompanying notes are an integral part of these financial statements.

            VAN ECK
      WORLDWIDE INSURANCE
       TRUST (CONTINUED)
=============================
    HARD              REAL           COMBINED
   ASSETS            ESTATE           TOTAL
=============================     ============
$      5,822     $      8,057     $  3,199,035

      11,491            4,324        3,139,756
       1,379              519          376,774
-----------------------------     ------------
      12,870            4,843        3,516,530
-----------------------------     ------------
      (7,048)           3,214         (317,495)
-----------------------------     ------------

      55,329              241      (51,070,495)

          --               --          503,660

          --               --           89,345
-----------------------------     ------------
      55,329              241      (50,477,490)
-----------------------------     ------------

      23,227          (38,093)     (12,126,885)
-----------------------------     ------------
$     71,508     $    (34,638)    $(62,921,870)
=============================     ============

            VAN ECK
      WORLDWIDE INSURANCE
       TRUST (CONTINUED)
===============================
     HARD              REAL            COMBINED
    ASSETS            ESTATE            TOTAL
===============================     =============
$      (7,048)    $       3,214     $    (317,495)
       55,329               241       (50,477,490)

       23,227           (38,093)      (12,126,885)
-------------------------------     -------------
       71,508           (34,638)      (62,921,870)
-------------------------------     -------------

       91,750            73,474        29,548,012
     (337,433)         (133,688)      (63,910,335)
      635,127           109,571        (7,324,209)
-------------------------------     -------------

      389,444            49,357       (41,686,532)
-------------------------------     -------------
      460,952            14,719      (104,608,402)
-------------------------------     -------------
      563,664           333,663       300,573,796
-------------------------------     -------------
$   1,024,616     $     348,382     $ 195,965,394
===============================     =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003 AND 2002

(1) GENERAL

      Jefferson National Life Annuity Account E ("Account E") (formerly Conseco Variable Account E prior to its name change effective May 1, 2003) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company") (formerly Conseco Variable Insurance Company prior to its name change effective May 1, 2003) pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      From November 2003 to present, the Company has been subject to informal investigations by the New York Attorney General's office and the Securities and Exchange Commission regarding potential market timing and late trading activities. While the Company has cooperated in these investigations, it is impossible to predict their outcome and whether or not the Company will incur any loss, material or otherwise. The Company has not established any loss reserves pending the outcome of these investigations.

      On March 12, 2004, the Company received a Wells notice from the Northeast Regional Office of the Securities and Exchange Commissions, advising the Company that the staff was considering recommending to the Commission that a civil injunctive action be filed against the Company alleging various violations of the Securities Act, the Securities and Exchange Act and the Investment Company Act, as well as aiding and abetting violations of the Investment Advisors Act. The staff orally informed the Company that the action was based on alleged market timing activity that was processed through variable annuity contracts issued by Jefferson National. The New York Attorney General also orally advised the Company that it was considering filing a proceeding under the New York Martin Act based on the same allegations. On March 23, 2004, the Company met with the staff of the SEC and the New York Attorney General to respond to the Wells notice, at which time it presented its views as to why no action was justified against the Company on the facts and law. No decision as to what the respective staffs' recommendation might be was communicated to the Company at that time. The Company is continuing to cooperate with both the SEC staff and the New York Attorney General in their investigations.

      Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the 40|86 Series Trust (formerly Conseco Series Trust prior to its name change in September 2003). Currently, the following investment options are available to new investors:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Focus 20 Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Mid Cap Core Equity Fund Series II
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
FIRST AMERICAN INSURANCE PORTFOLIOS INC.
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Core Equity Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund
JANUS ASPEN SERIES
   Growth Portfolio
   Growth and Income Portfolio
   International Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio
   Regency Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

DECEMBER 31, 2003 AND 2002

PIMCO VARIABLE INSURANCE TRUST
   Real Return Bond Portfolio
   Total Return Bond Portfolio
PIONEER VARIABLE CONTRACT TRUST, CLASS II
   Equity Income Portfolio
   Fund Portfolio
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   Juno Fund
   Medius Fund
   Mekros Fund
   Nova Fund
   OTC Fund
   Sector Rotation Fund
   Ursa Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II
STRONG OPPORTUNITY FUND II
THIRD AVENUE VARIABLE SERIES TRUST
   Third Avenue Value Portfolio
LEVCO SERIES TRUST
   LEVCO Equity Value Fund
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
VARIABLE INSURANCE FUNDS
   Choice VIT Market Neutral Fund

      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' contingent annuity payment reserves are computed according to the A2000 Annuity Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts require, transfers may be made to the Company

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $59,927,632 and $99,527,701 for the years ended December 31, 2003 and 2002, respectively. The aggregate proceeds from sales of investments in portfolio shares were $82,898,161 and $140,941,952 for the years ended December 31, 2003 and 2002, respectively.

(4) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a total daily charge from the total investments of Account E, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $2,338,098 and $3,139,756 or the years ended December 31, 2003 and 2002, respectively. The administrative expenses were $508,284

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

DECEMBER 31, 2003 AND 2002

and $376,774 for the years ended December 31, 2003 and 2002, respectively.

      Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administra # tive fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,633,735 and $3,246,777 for the years ended December 31, 2003 and 2002, respectively.

(5) FINANCIAL HIGHLIGHTS

      Beginning in 2001, disclosure of total returns, investment income and expenses ratios became a new requirement.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                                       UNITS                       NET ASSETS      TOTAL      INCOME         EXPENSE
                                                      (000S)      UNIT VALUES        (000S)        RETURN      RATIO          RATIO
====================================================================================================================================
40|86 Series Trust:
   Balanced Portfolio
     December 31, 2003...........................      5,139          $2.82          $14,486        21.58%      2.78%         1.40%
     December 31, 2002...........................      5,730           2.32           13,287       -14.13%      3.01%         1.40%
     December 31, 2001...........................      7,468           2.70           20,167        -7.91%      3.12%         1.40%
   Fixed Income Portfolio
     December 31, 2003...........................      4,519           1.74            7,863         7.81%      5.65%         1.40%
     December 31, 2002...........................      5,893           1.61            9,513         3.23%      5.89%         1.40%
     December 31, 2001...........................      8,610           1.56           13,465         7.32%      5.86%         1.40%
   Equity Portfolio
     December 31, 2003...........................      7,053           4.21           29,686        35.27%      0.30%         1.40%
     December 31, 2002...........................      8,160           3.11           25,389       -14.62%      0.31%         1.40%
     December 31, 2001...........................      9,840           3.64           35,860       -11.56%      0.73%         1.40%
   Focus 20 Portfolio
     December 31, 2003...........................      1,348           0.32              430        51.54%      0.00%         1.40%
     December 31, 2002...........................        579           0.21              122       -53.07%      0.00%         1.40%
     December 31, 2001...........................        644           0.45              288       -46.76%      0.00%         1.40%
   Government Securities Portfolio
     December 31, 2003...........................      3,457           1.57            5,445        -0.05%      4.16%         1.40%
     December 31, 2002...........................      3,753           1.58            5,914         7.81%      3.84%         1.40%
     December 31, 2001...........................      3,229           1.46            4,720         4.65%      4.53%         1.40%
   High Yield Portfolio
     December 31, 2003...........................      1,178           1.36            1,600        25.62%      8.04%         1.40%
     December 31, 2002...........................        757           1.08              819         4.00%      9.34%         1.40%
     December 31, 2001...........................        482           1.04              502         1.73%     12.03%         1.40%
   Money Market Portfolio
     December 31, 2003...........................      4,705           1.30            6,099        -0.77%      0.77%         1.40%
     December 31, 2002...........................      8,775           1.31           11,462        -0.16%      1.25%         1.40%
     December 31, 2001...........................     11,329           1.31           14,821         2.52%      3.79%         1.40%
AIM Variable Insurance Funds:
   Basic Value Portfolio
     December 31, 2003...........................         34           1.29               44        29.13%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
   Mid Cap Core Equity Portfolio
     December 31, 2003...........................         38           1.24               47        24.56%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
The Alger American Fund:
   Growth Portfolio
     December 31, 2003...........................      5,490           1.60            8,805        33.28%      0.00%         1.40%
     December 31, 2002...........................      6,150           1.20            7,400       -33.92%      0.04%         1.40%
     December 31, 2001...........................      7,479           1.82           13,618       -13.05%      0.23%         1.40%
   Leveraged AllCap Portfolio
     December 31, 2003...........................      3,810           2.67           10,167        32.85%      0.00%         1.40%
     December 31, 2002...........................      3,953           2.01            7,939       -34.83%      0.01%         1.40%
     December 31, 2001...........................      4,243           3.08           13,079       -17.11%      0.00%         1.40%
   MidCap Portfolio
     December 31, 2003...........................      2,294           1.88            4,308        45.74%      0.00%         1.40%
     December 31, 2002...........................      2,174           1.29            2,802       -30.52%      0.00%         1.40%
     December 31, 2001...........................      2,991           1.86            5,548        -7.83%      7.37%         1.40%
   Small Capitalization Portfolio
     December 31, 2003...........................      2,701           1.13            3,049        40.37%      0.00%         1.40%
     December 31, 2002...........................      2,852           0.80            2,293       -27.25%      0.00%         1.40%
     December 31, 2001...........................      4,304           1.11            4,759       -30.50%      0.05%         1.40%
Alliance Variable Products Series Fund, Inc.:
   Growth and Income Portfolio
     December 31, 2003...........................        176           1.03              182        30.66%      1.37%         1.40%
     December 31, 2002...........................        139           0.79              110       -23.14%      0.69%         1.40%
     December 31, 2001...........................        112           1.03              115         2.19%      0.00%         1.40%

                                                                                                            INVESTMENT
                                                       UNITS                       NET ASSETS      TOTAL      INCOME         EXPENSE
                                                      (000S)      UNIT VALUES        (000S)        RETURN      RATIO          RATIO
====================================================================================================================================
American Century Variable Portfolios, Inc.:
   Income and Growth Fund
     December 31, 2003...........................      1,627          $1.02          $ 1,655        27.57%      1.59%         1.40%
     December 31, 2002...........................      1,538           0.80            1,227       -20.49%      1.01%         1.40%
     December 31, 2001...........................      1,597           1.00            1,602        -9.63%      0.73%         1.40%
   International Fund
     December 31, 2003...........................        681           1.14              778        22.78%      0.93%         1.40%
     December 31, 2002...........................        688           0.93              641       -21.48%      0.74%         1.40%
     December 31, 2001...........................        771           1.19              915       -30.17%      0.09%         1.40%
   Value Fund
     December 31, 2003...........................      2,590           1.76            4,557        27.17%      1.32%         1.40%
     December 31, 2002...........................      2,875           1.38            3,977       -13.84%       .96%         1.40%
     December 31, 2001...........................      3,347           1.61            5,373        11.25%      1.15%         1.40%
The Dreyfus Socially Responsible Growth Fund, Inc.
     December 31, 2003...........................      2,430           1.70            4,123        24.25%      0.14%         1.40%
     December 31, 2002...........................      2,597           1.37            3,546       -29.94%      0.19%         1.40%
     December 31, 2001...........................      3,297           1.95            6,426       -23.66%      0.06%         1.40%
Dreyfus Stock Index Fund
     December 31, 2003...........................     12,399           2.07           25,663        26.58%      1.80%         1.40%
     December 31, 2002...........................     14,195           1.64           23,211       -23.44%      1.30%         1.40%
     December 31, 2001...........................     17,247           2.14           36,838       -13.41%      1.10%         1.40%
Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio
     December 31, 2003...........................      1,263           0.89            1,127        21.81%      1.14%         1.40%
     December 31, 2002...........................        952           0.73              697       -23.69%      0.55%         1.40%
     December 31, 2001...........................      1,729           0.96            1,659       -14.48%      0.43%         1.40%
     International Value Portfolio
     December 31, 2003...........................      1,899           1.12            2,132        34.46%      1.64%         1.40%
     December 31, 2002...........................      1,434           0.83            1,198       -13.45%      1.17%         1.40%
     December 31, 2001...........................        431           0.96              416       -14.43%      1.37%         1.40%
Federated Insurance Series:
   Capital Income Fund II
     December 31, 2003...........................      1,183           1.18            1,400        18.99%      7.96%         1.40%
     December 31, 2002...........................      1,804           0.99            1,794       -25.01%      5.68%         1.40%
     December 31, 2001...........................      1,684           1.33            2,234       -14.93%      3.24%         1.40%
   High Income Bond Fund II
     December 31, 2003...........................      1,477           1.49            2,199        20.52%      8.88%         1.40%
     December 31, 2002...........................      2,096           1.24            2,590        -0.04%      9.60%         1.40%
     December 31, 2001...........................      2,378           1.24            2,940        -0.04%     11.38%         1.40%
   International Equity Fund II
     December 31, 2003...........................        811           1.41            1,144        30.02%      0.00%         1.40%
     December 31, 2002...........................        735           1.09              798       -23.84%      0.00%         1.40%
     December 31, 2001...........................      1,343           1.42            1,913       -30.41%      5.23%         1.40%
First American Insurance Portfolios:
   Large Cap Growth Portfolio
     December 31, 2003...........................         41           0.69               29        21.23%      0.00%         1.40%
     December 31, 2002...........................          8           0.57                5       -31.11%      0.00%         1.40%
     December 31, 2001...........................         --           0.83               --       -18.53%       N/A          1.40%
   Mid Cap Growth Portfolio
     December 31, 2003...........................         75           0.77               59        30.82%      0.00%         1.40%
     December 31, 2002...........................         21           0.59               12       -30.28%      0.00%         1.40%
     December 31, 2001...........................         18           0.85               15       -16.18%      0.00%         1.40%
Invesco Variable Investment Funds, Inc:
   Core Equity Fund
     December 31, 2003...........................        834           1.04              870        20.89%      1.12%         1.40%
     December 31, 2002...........................      1,406           0.86            1,213       -20.24%      1.56%         1.40%
     December 31, 2001...........................        866           1.08              937       -10.24%      1.57%         1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                                       UNITS                       NET ASSETS      TOTAL      INCOME         EXPENSE
                                                      (000S)      UNIT VALUES        (000S)        RETURN      RATIO          RATIO
====================================================================================================================================
Invesco Variable Investments Funds, Inc. (continued):
   Financial Services Fund
     December 31, 2003...........................        209          $1.04          $   217        27.78%      0.58%         1.40%
     December 31, 2002...........................        144           0.81              117       -16.09%      0.52%         1.40%
     December 31, 2001...........................        102           0.97               99        -3.84%      1.25%         1.40%
   Health Sciences Fund
     December 31, 2003...........................        224           0.96              215        26.01%      0.00%         1.40%
     December 31, 2002...........................        120           0.76               92       -25.50%      0.00%         1.40%
     December 31, 2001...........................        149           1.02              152         1.75%      1.33%         1.40%
   High Yield Fund
     December 31, 2003...........................        545           0.90              489        23.30%      6.85%         1.40%
     December 31, 2002...........................        632           0.73              460        -2.67%      8.86%         1.40%
     December 31, 2001...........................        944           0.75              705       -16.12%      8.81%         1.40%
   Real Estate Opportunity Fund
     December 31, 2003...........................        758           1.45            1,100        36.89%      2.30%         1.40%
     December 31, 2002...........................        637           1.06              675         4.89%      1.68%         1.40%
     December 31, 2001...........................        149           1.01              151         0.79%      4.28%         1.40%
   Technology Fund
     December 31, 2003...........................        240           0.54              130        43.27%      0.00%         1.40%
     December 31, 2002...........................         21           0.38                8       -47.59%      0.00%         1.40%
     December 31, 2001...........................         42           0.72               30       -29.41%      0.00%         1.40%
   Telecommunications Fund
     December 31, 2003...........................         34           0.37               13        32.44%       N/A          1.40%
     December 31, 2002...........................          8           0.28                2       -51.49%      0.00%         1.40%
     December 31, 2001...........................         50           0.58               29       -43.87%      0.00%         1.40%
Janus Aspen Series:
   Growth Portfolio
     December 31, 2003...........................      8,086           1.85           14,921        29.90%      0.11%         1.40%
     December 31, 2002...........................      8,336           1.42           11,842       -27.53%      0.00%         1.40%
     December 31, 2001...........................      9,598           1.96           18,814       -25.79%      0.07%         1.40%
   Growth and Income Portfolio
     December 31, 2003...........................      2,390           1.23            2,931        19.94%      1.63%         1.40%
     Inception March 21, 2003....................         --           1.02               --          N/A        N/A          1.40%
   International Growth Portfolio
     December 31, 2003...........................        126           1.44              182        42.44%      1.89%         1.40%
     Inception March 21, 2003....................         --           1.01               --          N/A        N/A          1.40%
   Mid Cap Growth Portfolio
     December 31, 2003...........................      5,533           1.67            9,265        33.23%      0.00%         1.40%
     December 31, 2002...........................      6,080           1.26            7,643       -28.94%      0.00%         1.40%
     December 31, 2001...........................      6,883           1.77           12,175       -40.30%      0.00%         1.40%
   Worldwide Growth Portfolio
     December 31, 2003...........................      8,852           2.19           19,351        22.27%      1.35%         1.40%
     December 31, 2002...........................     10,117           1.79           18,088       -26.54%      0.85%         1.40%
     December 31, 2001...........................     12,664           2.43           30,823       -23.52%      0.47%         1.40%
Lazard Retirement Series, Inc.:
   Equity Portfolio
     December 31, 2003...........................        261           1.02              267        22.29%      0.85%         1.40%
     December 31, 2002...........................        293           0.84              245       -17.42%      0.09%         1.40%
     December 31, 2001...........................        203           1.01              205        -8.76%      0.62%         1.40%
   Small Cap Portfolio
     December 31, 2003...........................      2,927           1.36            3,981        35.32%      0.00%         1.40%
     December 31, 2002...........................      3,189           1.00            3,205       -18.82%      0.00%         1.40%
     December 31, 2001...........................      2,074           1.24            2,568        16.97%      6.46%         1.40%
Lord Abbett Series Fund, Inc.:
   America's Value Portfolio
     December 31, 2003...........................          7           1.22                8        22.16%      8.32%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%

                                                                                                            INVESTMENT
                                                       UNITS                       NET ASSETS      TOTAL      INCOME         EXPENSE
                                                      (000S)      UNIT VALUES        (000S)        RETURN      RATIO          RATIO
====================================================================================================================================
Lord Abbett Series Fund, Inc. (continued):
   Growth and Income Portfolio
     December 31, 2003...........................      4,343          $1.27          $ 5,509        29.19%      0.92%         1.40%
     December 31, 2002...........................      3,850           0.98            3,779       -19.17%      0.64%         1.40%
     December 31, 2001...........................      2,130           1.21            2,587        -8.02%      0.69%         1.40%
Neuberger Berman Advisers Management Trust:
   Fasciano Portfolio
     December 31, 2003...........................          6           1.25                7        24.90%      0.14%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
   Limited Maturity Bond Portfolio
     December 31, 2003...........................      2,004           1.27            2,552         1.00%      6.24%         1.40%
     December 31, 2002...........................      2,086           1.26            2,630         3.87%      3.44%         1.40%
     December 31, 2001...........................      1,772           1.21            2,150         7.26%      3.37%         1.40%
   Midcap Growth Portfolio
     December 31, 2003...........................        111           0.76               84        26.29%      0.00%         1.40%
     December 31, 2002...........................         67           0.60               40       -30.32%      0.00%         1.40%
     December 31, 2001...........................         17           0.86               14       -14.55%      0.00%         1.40%
   Partners Portfolio
     December 31, 2003...........................      1,479           1.28            1,891        33.21%      0.00%         1.40%
     December 31, 2002...........................      1,922           0.96            1,845       -25.20%      0.62%         1.40%
     December 31, 2001...........................      3,059           1.28            3,926        -4.19%      0.39%         1.40%
   Regency Portfolio
     December 31, 2003...........................          2           1.30                2        30.19%       N/A          1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
Pimco Variable Insurance Trust:
   Real Return Porfolio
     December 31, 2003...........................         76           1.05               80         4.79%      0.84%         1.40%
     Inception May 1, 2003.......................         --                              --          N/A        N/A          1.40%
   Total Return Portfolio
     December 31, 2003...........................        328           1.01              331         1.02%      3.03%         1.40%
     Inception May 1, 2003.......................         --                              --          N/A        N/A          1.40%
Pioneer Variable Contracts Trust
   Equity Income Portfolio
     December 31, 2003...........................      2,058           0.91            1,881        20.57%      2.42%         1.40%
     December 31, 2002...........................      2,552           0.76            1,934       -17.22%      2.15%         1.40%
     December 31, 2001...........................      2,897           0.92            2,653        -7.22%      1.81%         1.40%
   Europe Portfolio
     December 31, 2003...........................         14           0.79               11        31.08%      1.04%         1.40%
     December 31, 2002...........................          1           0.60                1       -20.19%      0.00%         1.40%
     December 31, 2001...........................          7           0.75                5       -24.50%      1.47%         1.40%
   Fund Portfolio
     December 31, 2003...........................        469           0.85              398        21.72%      1.20%         1.40%
     December 31, 2002...........................        195           0.70              136       -20.38%      0.86%         1.40%
     December 31, 2001...........................        136           0.88              120       -10.87%      2.39%         1.40%
Royce Capital Funds:
   Micro-Cap Fund
     December 31, 2003...........................        184           1.48              271        46.81%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
   Small-Cap Fund
     December 31, 2003...........................        132           1.39              184        39.54%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
Rydex Variable Trust:
   Juno Fund
     December 31, 2003...........................          4           0.98                4        -1.64%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
   Medius Fund
     December 31, 2003...........................         19           1.48               29        48.26%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

DECEMBER 31, 2003

                                                                                                            INVESTMENT
                                                       UNITS                       NET ASSETS      TOTAL      INCOME         EXPENSE
                                                      (000S)      UNIT VALUES        (000S)        RETURN      RATIO          RATIO
====================================================================================================================================
Rydex Variable Trust (continued):
   Mekros Fund
     December 31, 2003...........................         64         $ 1.58          $   101        57.96%      5.95%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A           N/A
   Nova Fund
     December 31, 2003...........................         54           9.92              531        37.26%      0.00%         1.40%
     December 31, 2002...........................         14           7.23              100       -36.62%     14.52%         1.40%
     December 31, 2001...........................         20          11.41              223       -24.64%     17.06%         1.40%
   OTC Fund
     December 31, 2003...........................        164          13.06            2,142        43.40%      0.00%         1.40%
     December 31, 2002...........................        185           9.11            1,682       -39.71%      0.00%         1.40%
     December 31, 2001...........................        126          15.10            1,906       -36.08%      0.00%         1.40%
   Sector Rotation Fund
     December 31, 2003...........................         16           1.25               20        24.67%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
   Ursa Fund
     December 31, 2003...........................          2           0.80                2       -19.69%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
   U.S. Government Bond Fund
     December 31, 2003...........................          2           0.97                2        -3.18%      3.62%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
   U.S. Government Money Market Fund
     December 31, 2003...........................      1,215           0.98            1,192        -1.38%      0.01%         1.40%
     December 31, 2002...........................        575           0.99              572        -0.93%      0.37%         1.40%
     December 31, 2001...........................          3           1.00                3         0.39%      1.29%         1.40%
Seligman Portfolios, Inc.:
   Communications and Information Portfolio
     December 31, 2003...........................      1,153           0.51              591        42.05%      0.00%         1.40%
     December 31, 2002...........................      1,180           0.36              426       -37.12%      0.00%         1.40%
     December 31, 2001...........................      1,356           0.57              779         3.60%      0.00%         1.40%
   Global Technology Portfolio
     December 31, 2003...........................        518           0.47              241        34.17%      0.00%         1.40%
     December 31, 2002...........................        602           0.35              209       -32.74%      0.00%         1.40%
     December 31, 2001...........................        726           0.52              375       -23.29%      0.19%         1.40%
Strong Variable Insurance Funds, Inc.:
   Mid Cap Growth Fund II
     December 31, 2003...........................      1,969           1.41            2,775        32.35%      0.00%         1.40%
     December 31, 2002...........................      1,886           1.06            2,008       -38.45%      0.00%         1.40%
     December 31, 2001...........................      5,009           1.73            8,666       -31.74%      0.00%         1.40%
Strong Opportunity Fund II, Inc.
     December 31, 2003...........................      1,710           1.78            3,049        35.10%      0.09%         1.40%
     December 31, 2002...........................      2,069           1.32            2,729       -27.84%      0.37%         1.40%
     December 31, 2001...........................      1,836           1.83            3,357        -5.05%      2.83%         1.40%
Third Avenue Funds:
   Variable Annuity Trust:
     December 31, 2003...........................         98           1.37              135        37.45%      0.31%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
LEVCO Series Trust:
   LEVCO Equity Value Fund
     December 31, 2003...........................         15           1.09               17        26.78%      0.00%         1.40%
     December 31, 2002...........................         --           0.86               --       -13.90%      0.00%         1.40%
     Inception June 24, 2002.....................         --           1.00               --
Van Eck Worldwide Insurance Trust:
   Worldwide Absolute Return Fund
     December 31, 2003...........................        431           0.99              428        -0.73%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%
   Worldwide Bond Fund.
     December 31, 2003...........................        534           1.38              737        16.52%      1.87%         1.40%
     December 31, 2002...........................        515           1.18              610        19.97%      0.00%         1.40%
     December 31, 2001...........................        230           0.99              227        -6.44%      4.52%         1.40%

                                                                                                            INVESTMENT
                                                       UNITS                       NET ASSETS      TOTAL      INCOME         EXPENSE
                                                      (000S)      UNIT VALUES        (000S)        RETURN      RATIO          RATIO
====================================================================================================================================
Van Eck Worldwide Insurance Trust (continued):
   Worldwide Emerging Markets Fund
     December 31, 2003...........................      1,100          $1.03          $ 1,129        52.05%      0.14%         1.40%
     December 31, 2002...........................      1,104           0.67              745        -4.25%      0.18%         1.40%
     December 31, 2001...........................      1,348           0.70              950        -3.18%      0.00%         1.40%
   Worldwide Hard Assets Fund
     December 31, 2003...........................      1,215           1.31            1,596        43.06%      0.50%         1.40%
     December 31, 2002...........................      1,116           0.92            1,025        -4.20%      0.63%         1.40%
     December 31, 2001...........................        588           0.96              564       -11.71%      1.32%         1.40%
Worldwide Real Estate Fund
     December 31, 2003...........................        451           1.25              564        32.63%      2.50%         1.40%
     December 31, 2002...........................        370           0.94              348        -5.81%      2.33%         1.40%
     December 31, 2001...........................        334           1.00              334         3.86%      0.91%         1.40%
Variable Insurance Funds:
   Choice Market Neutral Funds
     December 31, 2003...........................          4           1.02                5         1.55%      0.00%         1.40%
     Inception May 1, 2003.......................         --           1.00               --          N/A        N/A          1.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

6) UNIT PROGRESSION

      The change in units outstanding for the year December 31, 2003 were as follows:

                                                                      40|86 SERIES TRUST (A)
                                         --------------------------------------------------------------------------------
                                                                                                FIXED          GOVERNMENT
                                            BALANCE           EQUITY           INCOME         FOCUS 20         SECURITIES
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        5,730,442.1      8,159,696.9      5,893,257.1        578,620.1      3,753,319.8
Units purchased ...................         582,072.4        676,021.9      1,726,871.7      2,901,111.9      2,369,270.3
Units redeemed ....................      (1,173,864.9)    (1,782,351.4)    (3,101,596.5)    (2,132,095.4)    (2,665,293.5)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       5,138,649.6      7,053,367.4      4,518,532.3      1,347,636.6      3,457,296.6
=========================================================================================================================

                                             ALLIANCE                                                            BERGER
                                             VARIABLE                                                        INSTITUTIONAL
                                             PRODUCT                     AMERICAN CENTURY                      PRODUCTS
                                              SERIES                     VARIABLE PRODUCT                        TRUST
                                            ----------     ---------------------------------------------     -------------
                                            GROWTH AND      INCOME AND
                                              INCOME          GROWTH       INTERNATIONAL        VALUE          GROWTH (C)
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year          139,312.6      1,538,171.9        688,184.7      2,874,446.5      1,682,273.2
Units purchased ...................         104,702.7        689,891.6        256,782.2        733,132.3         88,133.7
Units redeemed ....................         (67,906.0)      (601,477.8)      (264,452.7)    (1,017,242.9)    (1,770,406.9)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year         176,109.3      1,626,585.7        680,514.2      2,590,335.9               --
=========================================================================================================================

                                                                                                     FIRST AMERICAN
                                               FEDERATED INSURANCE SERIES (CONTINUED)            INSURANCE PORTFOLIOS
                                         ------------------------------------------------   -----------------------------
                                                                                            INTERNATIONAL
                                          HIGH INCOME      INTERNATIONAL        SMALL          LARGE CAP         MID CAP
                                            BOND II          EQUITY II     COMPANY II (F)       GROWTH            GROWTH
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        2,095,583.4        734,915.1         24,183.4          8,395.2         20,631.9
Units purchased ...................       1,292,066.7        909,005.6        180,225.4         58,056.6        130,018.4
Units redeemed ....................      (1,911,047.6)      (832,964.8)      (204,408.8)       (25,105.1)       (74,953.1)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       1,476,602.5        810,955.9               --         41,346.7         75,697.2
=========================================================================================================================

                                                                                                                 LAZARD
                                                                                                               RETIREMENT
                                                          JANUS ASPEN SERIES (CONTINUED)                         SERIES
                                          --------------------------------------------------------------       ----------
                                           GROWTH AND      INTERNATIONAL      MID CAP        WORLDWIDE
                                           INCOME (G)        GROWTH (G)      GROWTH (H)        GROWTH            EQUITY
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year                 --               --      6,080,494.8     10,116,502.3        292,643.5
Units purchased ...................       2,813,136.0        135,963.1      1,008,963.5      1,286,639.6        142,373.5
Units redeemed ....................        (423,357.6)        (9,601.1)    (1,556,608.2)    (2,551,329.8)      (173,934.9)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       2,389,778.4        126,362.0      5,532,850.1      8,851,812.1        261,082.1
=========================================================================================================================

                                          PIMCO VARIABLE INSURANCE TRUST          PIONEER VARIABLE CONTRACT TRUST
                                          ------------------------------   ----------------------------------------------
                                               REAL            TOTAL
                                            RETURN (B)       RETURN (B)    EQUITY INCOME         EUROPE           FUND
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year                 --               --      2,551,853.2            751.7        194,780.2
Units purchased ...................          76,188.9        396,784.2        473,056.0         19,118.6        457,862.8
Units redeemed ....................                --        (69,049.9)      (966,687.8)        (6,046.7)      (184,103.2)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year          76,188.9        327,734.3      2,058,221.4         13,823.6        468,539.8
=========================================================================================================================

(a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
(b)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.
(c) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These
      Berger funds were merged on March 21, 2003 into the Janus Aspen Funds. Berger IPT Growth to Janus Aspen Growth
      Berger IPT Large Cap Growth to Janus Aspen Growth and Income
      Berger IPT International to Janus Aspen International Growth
(d) For the period January 1, 2003 through March 31, 2003 (termination of fund).
(e) Formerly Federated Utility Fund II prior to its name change effective May 1, 2003.
(f) For the period January 1, 2003 through November 21, 2003 (termination of fund).
(g) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (c)).
(h) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

40|86 SERIES TRUST (CONTINUED) (A)     AIM VARIABLE INSURANCE FUND                     THE ALGER AMERICAN FUNDS
----------------------------------  --------------------------------  ------------------------------------------------------------
       HIGH           MONEY                              MID CAP                        LEVERAGED        MIDCAP          SMALL
       YIELD         MARKET         BASIC VALUE (B)  CORE EQUITY (B)     GROWTH          ALLCAP          GROWTH     CAPITALIZATION
----------------------------------------------------------------------------------------------------------------------------------
     757,352.9     8,775,370.5              --               --       6,150,286.3     3,952,502.0     2,174,212.5     2,851,917.5
   1,813,978.3     7,282,391.6          38,177.9         39,097.7       983,966.8     1,127,003.5     1,759,117.7     1,137,357.7
  (1,393,618.4)  (11,352,803.5)         (4,090.3)        (1,155.1)   (1,643,795.8)   (1,269,793.9)   (1,639,710.0)   (1,288,820.3)
----------------------------------------------------------------------------------------------------------------------------------
   1,177,712.8     4,704,958.6          34,087.6         37,942.6     5,490,457.3     3,809,711.6     2,293,620.2     2,700,454.9
==================================================================================================================================

                                                                                                                    FEDERATED
              BERGER INSTITUTIONAL                                                        DREYFUS VARIABLE          INSURANCE
           PRODUCTS TRUST (CONTINUED)                                                     INVESTMENT FUNDS           SERIES
----------------------------------------------       DREYFUS                       ----------------------------   -------------
                                       SMALL         SOCIALLY        DREYFUS
                    LARGE CAP        COMPANY       RESPONSIBLE        STOCK        DISCIPLINED    INTERNATIONAL      CAPITAL
INTERNATIONAL (C)   GROWTH (C)      GROWTH (D)        GROWTH          INDEX           STOCK           VALUE       INCOME II (E)
-------------------------------------------------------------------------------------------------------------------------------
     133,348.4     2,318,045.8     1,472,529.0     2,597,204.3    14,194,622.4       952,348.8     1,434,347.2     1,803,687.0
       8,545.1        85,047.8        14,518.6       322,302.5     1,966,830.8       623,913.9     3,144,160.4       450,494.7
    (141,893.5)   (2,403,093.6)   (1,487,047.6)     (489,334.6)   (3,762,854.1)     (312,978.2)   (2,679,289.7)   (1,071,573.1)
-------------------------------------------------------------------------------------------------------------------------------
            --              --              --     2,430,172.2    12,398,599.1     1,263,284.5     1,899,217.9     1,182,608.6
===============================================================================================================================

                                                                                                                      JANUS
                         INVESCO VARIABLE INVESTMENT FUNDS                                                        ASPEN SERIES
----------------------------------------------------------------------------------------------------------------  ------------
                                                                       REAL
       CORE          FINANCIAL        HEALTH                           ESTATE                          TELE-
      EQUITY          SERVICES       SCIENCES       HIGH YIELD      OPPORTUNITY     TECHNOLOGY    COMMUNICATIONS      GROWTH
------------------------------------------------------------------------------------------------------------------------------
   1,405,754.6       143,609.7       120,141.6       631,471.1       636,702.0        21,487.4         7,948.5     8,335,942.1
     124,035.0       162,059.9       220,162.1       187,730.3       317,733.8       403,588.1        38,549.6     2,341,246.6
    (696,067.4)      (96,714.9)     (115,901.7)     (274,006.5)     (196,765.5)     (185,166.1)      (12,338.4)   (2,591,003.8)
------------------------------------------------------------------------------------------------------------------------------
     833,722.2       208,954.7       224,402.0       545,194.9       757,670.3       239,909.4        34,159.7     8,086,184.9
==============================================================================================================================

     LAZARD
   RETIREMENT
SERIES (CONTINUED)     LORD ABBETT SERIES FUND                 NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST PORTFOLIOS
------------------    ------------------------      ----------------------------------------------------------------------------
                      AMERICA'S     GROWTH AND                       LIMITED          MIDCAP
    SMALL CAP         VALUE (B)       INCOME        FASCIANO (B)  MATURITY BOND       GROWTH         PARTNERS        REGENCY (B)
--------------------------------------------------------------------------------------------------------------------------------
   3,188,949.1              --     3,850,120.2              --     2,085,785.6        67,301.5     1,922,162.4              --
     915,066.9         7,163.7     1,664,920.9         9,232.7     1,286,327.9        89,191.7       949,582.6         1,611.6
  (1,176,530.7)         (292.7)   (1,171,066.7)       (3,346.1)   (1,367,860.2)      (45,421.5)   (1,393,205.1)             --
--------------------------------------------------------------------------------------------------------------------------------
   2,927,485.3         6,871.0     4,343,974.4         5,886.6     2,004,253.3       111,071.7     1,478,539.9         1,611.6
================================================================================================================================

         ROYCE CAPITAL FUND                                            RYDEX VARIABLE TRUST
--------------------------------     -------------------------------------------------------------------------------------------
                                                                                                                       SECTOR
   MICRO-CAP (B)   SMALL-CAP (B)      JUNO (B)       MEDIUS (B)      MEKROS (B)         NOVA            OTC         ROTATION (B)
--------------------------------------------------------------------------------------------------------------------------------
            --              --              --              --              --        13,901.9       184,755.5              --
     225,701.2       146,594.8         5,437.9       498,517.8       598,731.1       152,531.3       217,610.5        15,734.6
     (41,984.8)      (14,291.2)       (1,320.1)     (479,213.5)     (534,983.2)     (112,908.6)     (238,314.0)             --
--------------------------------------------------------------------------------------------------------------------------------
     183,716.4       132,303.6         4,117.8        19,304.3        63,747.9        53,524.6       164,052.0        15,734.6
================================================================================================================================

                                                   RYDEX VARIABLE TRUST (CONTINUED)                      SELIGMAN
                                            --------------------------------------------    -----------------------------
                                                                U.S.            U.S.        COMMUNICATIONS
                                                            GOVERNMENT      GOVERNMENT           AND             GLOBAL
                                              URSA (B)        BOND(B)      MONEY MARKET      INFORMATION       TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year                 --               --        575,414.9      1,180,071.8        601,816.2
Units purchased ...................          55,994.9        726,287.8      2,200,771.8        379,952.6        155,622.1
Units redeemed ....................         (54,110.5)      (724,785.5)    (1,561,027.2)      (407,348.6)      (239,793.7)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year           1,884.4          1,502.3      1,215,159.5      1,152,675.8        517,644.6
=========================================================================================================================

                                                                               THIRD
                                                                               AVENUE
                                        STRONG VARIABLE                       VARIABLE
                                        INSURANCE FUNDS                      SERIES FUND             LEVCO SERIES TRUST
                                        ---------------                      -----------     ---------------------------------
                                                              STRONG           VARIABLE
                                            MID CAP        OPPORTUNITY         ANNUITY       LEVCO EQUITY
                                           GROWTH II         FUND II          TRUST (A)           FUND        LEVIN MIDCAP (B)
------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        1,885,811.7      2,068,787.9               --               --          3,398.8
Units purchased ...................         659,211.0        460,862.8        122,046.4         30,706.4          1,740.9
Units redeemed ....................        (575,996.9)      (819,385.7)       (24,136.7)       (15,306.3)        (5,139.7)
------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       1,969,025.8      1,710,265.0         97,909.7         15,400.1               --
==============================================================================================================================

                                              VAN ECK WORLDWIDE INSURANCE TRUST
                                          -----------------------------------------
                                           ABSOLUTE                      EMERGING
                                          RETURN (A)        BOND          MARKETS
-----------------------------------------------------------------------------------
Number of units, beginning of year               --      515,486.1      1,103,610.2
Units purchased ...................       486,505.2      353,463.5        251,757.7
Units redeemed ....................       (55,681.0)    (334,998.6)      (255,569.7)
-----------------------------------------------------------------------------------
       Number of units, end of year       430,824.2      533,951.0      1,099,798.2
===================================================================================

                                                                                              VARIABLE
                                                           VAN ECK WORLDWIDE                  INSURANCE
                                                     INSURANCE TRUST (CONTINUED)                FUND
                                          ----------------------------------------------   ----------------
                                                                                ULTRA
                                              HARD             REAL           SHORT-TERM     CHOICE MARKET       COMBINED
                                             ASSETS           ESTATE          INCOME (C)   NEUTRAL FUND (A)       TOTAL
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        1,115,979.8        369,917.8               --               --      134,762,562.6
Units purchased ...................         426,339.0        232,169.4          5,004.1         12,912.3       57,444,765.1
Units redeemed ....................        (327,620.0)      (150,786.9)        (5,004.1)        (8,435.4)     (70,821,567.5)
---------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       1,214,698.8        451,300.3               --          4,476.9      121,385,760.2
===========================================================================================================================

(a)   For the period May 1, 2003 (inception date of fund) through December 31,
      2003.
(b) For the period January 1, 2003 through April 30, 2003 (termination of fund).
(c) For the period May 1, 2003 through December 22, 2003 (termination of fund).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

      The changes in units outstanding for the year ended December 31, 2002, were as follows:

                                                                                                                 ALLIANCE
                                                                                                                 VARIABLE
                                                                                                                 PRODUCTS
                                                            THE ALGER AMERICAN FUNDS                              SERIES
                                         ----------------------------------------------------------------       ----------
                                                             LEVERAGED        MIDCAP            SMALL           GROWTH AND
                                             GROWTH           ALLCAP          GROWTH       CAPITALIZATION         INCOME
--------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        7,478,750.6      4,243,361.5      2,990,822.2      4,303,947.6        111,897.4
Units purchased ...................       2,010,328.9      1,676,029.2      1,331,565.5      2,708,279.7         83,716.1
Units redeemed ....................      (3,338,793.2)    (1,966,888.7)    (2,148,175.2)    (4,160,309.8)       (56,300.9)
--------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       6,150,286.3      3,952,502.0      2,174,212.5      2,851,917.5        139,312.6
==========================================================================================================================

                                                         40|86 SERIES TRUST PORTFOLIOS (C)
                                         ---------------------------------------------------------------
                                                               40|86                           FIXED
                                            BALANCED         FOCUS 20          EQUITY          INCOME
--------------------------------------------------------------------------------------------------------
Number of units, beginning of year        7,468,449.1        643,738.6      9,839,726.4      8,610,381.5
Units purchased ...................         846,772.4      3,444,582.8      1,443,547.3      3,412,890.9
Units redeemed ....................      (2,584,779.4)    (3,509,701.3)    (3,123,576.8)    (6,130,015.3)
--------------------------------------------------------------------------------------------------------
       Number of units, end of year       5,730,442.1        578,620.1      8,159,696.9      5,893,257.1
========================================================================================================

                                                                                                      FIRST AMERICAN
                                              FEDERATED INSURANCE SERIES (CONTINUED)              INSURANCE PORTFOLIOS
                                         ----------------------------------------------        --------------------------
                                                           INTERNATIONAL
                                         INTERNATIONAL         SMALL          CAPITAL          LARGE CAP          MID CAP
                                           EQUITY II        COMPANY II       INCOME (D)         GROWTH            GROWTH
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        1,342,656.6          5,654.5      1,684,291.7               --         18,284.4
Units purchased ...................       1,554,416.0         36,007.4        716,994.5         42,753.8          8,383.9
Units redeemed ....................      (2,162,157.5)       (17,478.5)      (597,599.2)       (34,358.6)        (6,036.4)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year         734,915.1         24,183.4      1,803,687.0          8,395.2         20,631.9
=========================================================================================================================

                                               JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                             PORTFOLIOS (CONTINUED)               SERIES PORTFOLIOS
                                         ------------------------------      ----------------------------
                                                                                                                  LORD
                                                                                                                 ABBETT
                                                                                                              SERIES FUND
                                                           WORLDWIDE                                             GROWTH
                                             GROWTH          GROWTH             EQUITY        SMALL CAP        AND INCOME
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year        9,597,605.9     12,664,020.2        202,715.2      2,074,103.1      2,130,236.1
Units purchased ...................       3,739,048.2      1,647,162.2        238,756.3      3,669,527.2      3,897,551.8
Units redeemed ....................      (5,000,712.0)    (4,194,680.1)      (148,828.0)    (2,554,681.2)    (2,177,667.7)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year       8,335,942.1     10,116,502.3        292,643.5      3,188,949.1      3,850,120.2
=========================================================================================================================

                                                                                                STRONG
                                             RYDEX                                             VARIABLE
                                        VARIABLE TRUST                                        INSURANCE
                                          (CONTINUED)          SELIGMAN PORTFOLIOS              FUNDS
                                        ---------------  ------------------------------     ------------
                                                         COMMUNICATIONS                                          STRONG
                                        U.S. GOVERNMENT       AND              GLOBAL          MID CAP        OPPORTUNITY
                                          MONEY MARKET     INFORMATION       TECHNOLOGY       GROWTH II         FUND II
-------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year            3,048.7      1,355,869.8        726,332.8      5,009,390.3      1,836,047.0
Units purchased ...................       1,215,552.2        723,447.4        186,589.0      1,110,141.1      2,301,664.5
Units redeemed ....................        (643,186.0)      (899,245.4)      (311,105.6)    (4,233,719.7)    (2,068,923.6)
-------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year         575,414.9      1,180,071.8        601,816.2      1,885,811.7      2,068,787.9
=========================================================================================================================

(a)   For the period 01/01/02 through 04/30/02 (termination of fund).
(b)   For the period 06/24/02 (commencement of operations) through 12/31/02.
(c) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
(d)   Formerly Utility II prior to its name change effective May 1, 2003.
(e)   Formerly Aggressive Growth prior to its name change effective May 1, 2003.

                 AMERICAN CENTURY
                VARIABLE PORTFOLIOS                                     BERGER INSTITUTIONAL PRODUCTS TRUST
------------------------------------------------  ----------------------------------------------------------------------------
                                                                                                                      SMALL
    INCOME AND                                                                      LARGE CAP          NEW           COMPANY
      GROWTH       INTERNATIONAL      VALUE           GROWTH      INTERNATIONAL      GROWTH       GENERATION (A)      GROWTH
------------------------------------------------------------------------------------------------------------------------------
   1,597,064.2       771,497.6     3,346,542.0     1,845,132.5     1,815,407.7     5,218,610.4     1,633,778.7     3,360,097.8
   1,415,177.2       554,853.2     3,461,355.6       401,116.1        78,460.6       613,913.1       492,947.2     1,086,846.1
  (1,474,069.5)     (638,166.1)   (3,933,451.1)     (563,975.4)   (1,760,519.9)   (3,514,477.7)   (2,126,725.9)   (2,974,414.9)
------------------------------------------------------------------------------------------------------------------------------
   1,538,171.9       688,184.7     2,874,446.5     1,682,273.2       133,348.4     2,318,045.8              --     1,472,529.0
==============================================================================================================================

                                                                                                                    FEDERATED
                                                                                         DREYFUS VARIABLE           INSURANCE
  40|86 SERIES TRUST PORTFOLIOS (CONTINUED) (C)                                          INVESTMENT FUNDS            SERIES
-----------------------------------------------                                   -----------------------------   -------------
                                                    DREYFUS
                                                    SOCIALLY         DREYFUS
   GOVERNMENT          HIGH          MONEY        RESPONSIBLE         STOCK        DISCIPLINED    INTERNATIONAL    HIGH INCOME
   SECURITIES          YIELD         MARKET          GROWTH           INDEX           STOCK           VALUE          BOND II
------------------------------------------------------------------------------------------------------------------------------
   3,229,323.8       482,492.4    11,328,759.5     3,297,375.5    17,246,853.5     1,729,331.0       431,288.7     2,377,583.5
   4,300,764.2     2,175,195.0    20,959,970.0       524,949.3     4,271,406.1     2,341,290.9     2,515,353.0     2,745,317.4
  (3,776,768.2)   (1,900,334.5)  (23,513,359.0)   (1,225,120.5)   (7,323,637.2)   (3,118,273.1)   (1,512,294.5)   (3,027,317.5)
------------------------------------------------------------------------------------------------------------------------------
   3,753,319.8       757,352.9     8,775,370.5     2,597,204.3    14,194,622.4       952,348.8     1,434,347.2     2,095,583.4
==============================================================================================================================

                                                                                                                     JANUS
                                                                                                                     ASPEN
                                                                                                                     SERIES
                                         INVESCO VARIABLE INVESTMENT FUNDS                                         PORTFOLIOS
----------------------------------------------------------------------------------------------------------------   -----------
                                                                        REAL
      CORE           FINANCIAL        HEALTH                           ESTATE                          TELE-         MID CAP
     EQUITY          SERVICES        SCIENCES        HIGH YIELD     OPPORTUNITY      TECHNOLOGY   COMMUNICATIONS   GROWTH (E)
------------------------------------------------------------------------------------------------------------------------------
     866,451.2       102,081.3       148,474.5       943,897.2       148,999.6        41,987.2        49,645.5     6,882,711.9
   1,990,402.1       247,691.5       177,392.9       457,174.4       672,775.1        56,427.3        66,660.4     1,983,755.5
  (1,451,098.7)     (206,163.1)     (205,725.8)     (769,600.5)     (185,072.7)      (76,927.1)     (108,357.4)   (2,785,972.6)
------------------------------------------------------------------------------------------------------------------------------
   1,405,754.6       143,609.7       120,141.6       631,471.1       636,702.0        21,487.4         7,948.5     6,080,494.8
==============================================================================================================================

                 NEUBERGER BERMAN                                 PIONEER VARIABLE
       ADVISERS MANAGEMENT TRUST PORTFOLIOS                        CONTRACT TRUST                      RYDEX VARIABLE TRUST
-----------------------------------------------   ---------------------------------------------     --------------------------
     LIMITED           MIDCAP                         EQUITY
  MATURITY BOND        GROWTH        PARTNERS         INCOME           EUROPE           FUND            NOVA            OTC
------------------------------------------------------------------------------------------------------------------------------
   1,771,588.4        16,755.7     3,058,771.5     2,897,193.2         6,706.6       136,420.9        19,526.2       126,193.9
   3,754,576.4        79,217.2     2,995,532.4     1,561,537.0         2,158.1       101,807.8       329,041.2       218,834.9
  (3,440,379.2)      (28,671.4)   (4,132,141.5)   (1,906,877.0)       (8,113.0)      (43,448.5)     (334,665.5)     (160,273.3)
------------------------------------------------------------------------------------------------------------------------------
   2,085,785.6        67,301.5     1,922,162.4     2,551,853.2           751.7       194,780.2        13,901.9       184,755.5
==============================================================================================================================

    LEVCO SERIES TRUST                     VAN ECK WORLWIDE INSURANCE TRUST FUNDS
-------------------------     --------------------------------------------------------------
    LEVCO         LEVIN                          EMERGING            HARD            REAL            COMBINED
 EQUITY (B)    MIDCAP (B)         BOND           MARKETS           ASSETS           ESTATE             TOTAL
--------------------------------------------------------------------------------------------      --------------
       --             --       229,941.3       1,348,141.4         588,150.6       333,693.1       163,769,801.2
    334.9       23,815.6       799,166.9         447,224.4       1,900,862.8       481,036.4       104,332,048.5
   (334.9)     (20,416.8)     (513,622.1)       (691,755.6)     (1,373,033.6)     (444,811.7)     (133,339,287.1)
--------------------------------------------------------------------------------------------      --------------
       --        3,398.8       515,486.1       1,103,610.2       1,115,979.8       369,917.8       134,762,562.6
============================================================================================      ==============

INDEPENDENT AUDITOR'S REPORT

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account E ("Variable Account") (comprising, respectively, the 40|86 Series Trust Balanced Portfolio, 40|86 Series Trust Equity Portfolio, 40|86 Series Trust Fixed Income Portfolio, 40|86 Series Trust Focus 20 Portfolio, 40|86 Series Trust Government Securities Portfolio, 40|86 Series Trust High Yield Portfolio, 40|86 Series Trust Money Market Portfolio, AIM Variable Insurance Fund Basic Value Portfolio, AIM Variable Insurance Fund Mid Cap Core Equity Portfolio, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Variable Product Series Growth and Income Portfolio, American Century Income and Growth Portfolio, American Century International Portfolio, American Century Value Portfolio, Berger Institutional Products Trust (IPT) Growth Portfolio, Berger IPT International Portfolio, Berger IPT Large Cap Growth Portfolio, Berger IPT Small Company Growth Portfolio, Dreyfus Socially Responsible Growth Portfolio, Dreyfus Stock Index Portfolio, Dreyfus Variable Investment Funds (VIS) Disciplined Stock Portfolio, Dreyfus VIS International Value Portfolio, Federated Insurance Series Capital Income II Portfolio, Federated Insurance Series High Income Bond II Portfolio, Federated Insurance Series International Equity II Portfolio, Federated Insurance Series International Small Company II Portfolio, First American Insurance Large Cap Growth Portfolio, First American Insurance Mid Cap Growth Portfolio, Invesco Variable Investment Fund (VIF) Core Equity Fund, Invesco VIF Financial Services Fund, Invesco VIF Health Sciences Fund, Invesco VIF High Yield Fund, Invesco VIF Real Estate Opportunity Fund, Invesco VIF Technology Fund, Invesco VIF Telecommunications Fund, Janus Aspen Series Growth Portfolio, Janus Aspen Series Growth and Income Portfolio, Janus Aspen Series International Growth Portfolio, Janus Aspen Series Mid Cap Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Lazard Retirement Series Equity Portfolio, Lazard Retirement Series Small Cap Portfolio, Lord Abbett Series America's Value Portfolio, Lord Abbett Series Growth and Income Portfolio, Neuberger Berman Advisers Management Trust (AMT) Fasciano Portfolio, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT MidCap Growth Portfolio, Neuberger Berman AMT Partners Portfolio, Neuberger Berman AMT Regency Portfolio, Pimco Variable Insurance Trust (VIT) Real Return Portfolio, Pimco VIT Total Return Portfolio, Pioneer Variable Contract Trust (VCT) Equity Income Portfolio, Pioneer VCT Europe Portfolio, Pioneer VCT Fund Portfolio, Royce Micro-Cap Fund, Royce Small-Cap Fund, Rydex Variable Trust Juno Fund, Rydex Variable Trust Medius Fund, Rydex Variable Trust Mekros Fund, Rydex Variable Trust Nova Fund, Rydex Variable Trust OTC Fund, Rydex Variable Trust Sector Rotation Fund, Rydex Variable Trust U.S. Government Bond Fund, Rydex Variable Trust U.S. Government Money Market Fund, Rydex Variable Trust Ursa Fund, Seligman Portfolios Communication and Information Portfolio, Seligman Portfolios Global Technology Portfolio, Strong Variable Insurance Mid Cap Growth II Fund, Strong Opportunity Fund II, Third Avenue Variable Annuity Trust Fund, Levco Series Trust Levco Equity Fund, Levco Series Trust Levin MidCap Fund, Van Eck Worldwide Insurance Trust Absolute Return Fund, Van Eck Worldwide Insurance Trust Bond Fund, Van Eck Worldwide Insurance Trust Emerging Markets Fund, Van Eck Worldwide Insurance Trust Hard Assets Fund, Van Eck Worldwide Insurance Trust Real Estate Fund, Van Eck Worldwide Insurance Trust Ultra Short-Term Income Fund and, Variable Insurance Choice Market Neutral Fund) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Jefferson National Life Annuity Account E at December 31, 2003, and the results of their operations and the changes in their net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, NY
April 1, 2004

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Equity Sales, Inc.

INDEPENDENT AUDITORS

Ernst & Young LLP